THE ALGER AMERICAN FUND

                                A POOLED FUNDING VEHICLE FOR:

                                o VARIABLE ANNUITY CONTRACTS
                                o VARIABLE LIFE INSURANCE POLICIES
                                o QUALIFIED PENSION PLANS
                                o QUALIFIED RETIREMENT PLANS

                                                                      PROSPECTUS


                                                                     MAY 1, 2001


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                               ALGER AMERICAN BALANCED PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                     [LOGO]

           THE ALGER AMERICAN FUND

                        PROSPECTUS


                       MAY 1, 2001


TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ........... Risk/Return Summary: Investments, Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio ..........................  2
              Alger American MidCap
                Growth Portfolio ..................................  2
              Alger American Growth Portfolio .....................  2
              Alger American Balanced Portfolio ...................  2
              Alger American Leveraged
                AllCap Portfolio ..................................  2
              Alger American Income &
                Growth Portfolio ..................................  3

      3 ..... Principal Risks

              Alger American Small
                Capitalization Portfolio ..........................  3
              Alger American MidCap
                Growth Portfolio ..................................  3
              Alger American Growth Portfolio .....................  3
              Alger American Balanced Portfolio ...................  3
              Alger American Leveraged
                AllCap Portfolio ..................................  3

              Alger American Income &
  Growth Portfolio ................................................  3


      4 ..... Performance

              Alger American Small
                 Capitalization Portfolio .........................  4

              Alger American MidCap
                 Growth Portfolio .................................  4
              Alger American Growth Portfolio .....................  5

              Alger American Balanced Portfolio ...................  5
              Alger American Leveraged
                 AllCap Portfolio .................................  5
              Alger American Income &
                 Growth Portfolio .................................  5

6 ........... Fees and Expenses
7             Management & Organization
7 ........... Shareholder Information

              Distributor .........................................  7
              Transfer Agent ......................................  7
              Purchasing and Redeeming Fund Shares ................  8

9 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the fixed-income portion of the Balanced Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

THE ALGER AMERICAN BALANCED PORTFOLIO SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

APPROACH


It focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the 4 highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o fixed income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

o Lehman Brothers Government/Corporate Bond Index: An index designed to track performance of government and corporate bonds.


Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Figures below represent bar chart in printed piece.]

Year   91    92     93     94     95    96     97     98     99      00
------------------------------------------------------------------------
     57.54  3.55  13.28  -4.38  44.31  4.18  11.39  15.53  43.42  -27.20


Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -19.80%     Q4    2000

Average Annual Total Return as of December 31, 2000
                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (9/21/88)
----------------------------------------------------------
American Small
  Capitalization   -27.20%    6.96%   13.57%     15.97%
Russell 2000
  Growth Index     -22.43%    7.15%   12.80%     10.24%

----------------------------------------------------------------------


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Figures below represent bar chart in printed piece.]

Year  94     95     96     97     98     99     00
-----------------------------------------------------
    -1.54  44.45  11.90  15.01  30.30  31.85   9.18

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998


Average Annual Total Return as of December 31, 2000

                                                 Since
                                               Inception
                            1 Year   5 Years   (5/3/93)
---------------------------------------------------------
American MidCap Growth       9.18%    19.27%    22.57%
S&P MidCap 400 Index        17.51%    20.41%    18.22%

----------------------------------------------------------------------

ALGER AMERICAN GROWTH PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Figures below represent bar chart in printed piece.]

Year  91     92     93    94     95     96     97     98     99      00
-------------------------------------------------------------------------
    40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07  33.74  -14.77


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -14.69%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                                 Since
                                               Inception
                   1 Year   5 Years  10 Years   (1/9/89)
---------------------------------------------------------
American Growth    -14.77%  19.19%    20.45%     19.33%
S&P 500 Index       -9.10%  18.33%    17.46%     16.55%

----------------------------------------------------------------------



ALGER AMERICAN BALANCED PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Figures below represent bar chart in printed piece.]

Year  91     92   93     94     95     96     97     98     99     00
-----------------------------------------------------------------------
     4.70  9.48  7.79  -4.27  28.62  10.17  19.82  31.51  29.21  -2.76


Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000

Average Annual Total Return as of December 31, 2000

                                                     Since
                                                   Inception
                        1 Year  5 Years  10 Years   (9/5/89)
-----------------------------------------------------------
American Balanced       -2.76%   16.88%   12.74%    12.06%
S&P 500 Index           -9.10%   18.33%   17.46%    15.12%
Lehman Brothers Gov't/
   Corp Bond Index      11.84%    6.23%    8.00%     8.16%

----------------------------------------------------------------------


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Figures below represent bar chart in printed piece.]

Year    96       97       98       99        00
-------------------------------------------------
      12.04    19.68    57.83    78.06    -24.83


Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                           Since
                                         Inception
                     1 Year   5 Years    (1/25/95)
---------------------------------------------------
American Leveraged
  AllCap             -24.83%  23.15%      30.86%
S&P 500 Index         -9.10%  18.33%      21.19%

----------------------------------------------------------------------

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Figures below represent bar chart in printed piece.]

Year  91    92     93     94     95     96     97     98     99     00
-------------------------------------------------------------------------
    23.51  8.64  10.34  -8.28  35.13  19.68  36.29  32.39  42.45  -1.27


Best Quarter:       35.96%    Q4      1999
Worst Quarter:      -9.34%    Q1      1994

Average Annual Total Return as of December 31, 2000

                                                 Since
                                               Inception
                    1 Year  5 Years  10 Years  (11/15/88)
----------------------------------------------------------
American
  Income & Growth   -1.27%   24.88%   18.74%     16.01%
S&P 500 Index       -9.10%   18.33%   17.46%     16.59%

----------------------------------------------------------------------

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


---------------------------------------------------------------------------------------
                                     ANNUAL FUND OPERATING
                       SHAREHOLDER   EXPENSES
                       FEES          (expenses that are deducted
                       (fees paid    from Fund assets)
                       directly                                          TOTAL ANNUAL
                       from your    Management  Distribution  Other      FUND OPERATING
                       investment)  Fees        Fees          Expenses   EXPENSES
=======================================================================================
ALGER AMERICAN SMALL      None        .85%         None         .05%         .90%
CAPITALIZATION
PORTFOLIO
---------------------------------------------------------------------------------------
ALGER AMERICAN            None        .80%         None         .04%         .84%
MIDCAP GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------
ALGER AMERICAN            None        .75%         None         .04%         .79%
GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------
ALGER AMERICAN            None        .75%         None         .13%         .88%
BALANCED PORTFOLIO
---------------------------------------------------------------------------------------
ALGER AMERICAN            None        .85%         None         .05%         .90%
LEVERAGED ALLCAP
PORTFOLIO
---------------------------------------------------------------------------------------
ALGER AMERICAN            None        .625%        None         .075%        .70%
INCOME &GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------------------
                         1 Year    3 Years    5 Years     10 Years
-------------------------------------------------------------------
ALGER AMERICAN SMALL       $92       $287       $498       $1,108
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------
ALGER AMERICAN             $86       $268       $466       $1,037
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------
ALGER AMERICAN             $81       $252       $439         $978
GROWTH
PORTFOLIO
-------------------------------------------------------------------
ALGER AMERICAN             $90       $281       $488       $1,084
BALANCED
PORTFOLIO
-------------------------------------------------------------------
ALGER AMERICAN             $92       $287       $498       $1,108
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------
ALGER AMERICAN             $72       $224       $390         $871
INCOME &GROWTH
  PORTFOLIO
-------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo, Ron Tartaro, Bonnie Smithwick and Lisa Gregg are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Income & Growth and Leveraged AllCap Portfolios since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Balanced Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a Vice President and portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996. Ms. Gregg, a co-manager of the Balanced Portfolio since February 2001, has been employed by Alger Management since 1992, as a portfolio manager for convertible securities funds since 1992 and as a Senior Vice President since February 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                   -------------------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                         PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
                                   AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                  --------------------------------------------------------------


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period


                                                                                                                       From
                                                                                                                    May 3, 1993
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                  Year Ended December 31,                           December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                        2000        1999       1998        1997       1996        1995        1994       1993(i)
                                        ----        ----       ----        ----       ----        ----        ----       -------
Net asset value, beginning of period  $  32.23    $  28.87   $  24.18    $  21.35   $  19.44    $  13.46    $  13.72   $  10.00
                                      --------    --------   --------    --------   --------    --------    --------   --------
Net investment income (loss)             (0.03)(ii)  (0.05)      0.00(ii)   (0.04)      0.03       (0.03)       0.00(ii)  (0.02)
Net realized and unrealized gain
 (loss) on investments                    2.79        8.00       6.95        3.20       2.29        6.01       (0.21)      3.88
                                      --------    --------   --------    --------   --------    --------    --------   --------
Total from investment operations          2.76        7.95       6.95        3.16       2.32        5.98       (0.21)      3.86
                                      --------    --------   --------    --------   --------    --------    --------   --------
Dividends from net investment income        --          --         --       (0.01)        --          --          --         --
Distributions from net realized gains    (4.37)      (4.59)     (2.26)      (0.32)     (0.41)         --       (0.05)     (0.14)
                                      --------    --------   --------    --------   --------    --------    --------   --------
Total distributions                      (4.37)      (4.59)     (2.26)      (0.33)     (0.41)      --          (0.05)     (0.14)
                                      --------    --------   --------    --------   --------    --------    --------   --------
Net asset value, end of period        $  30.62    $  32.23   $  28.87    $  24.18   $  21.35    $  19.44    $  13.46   $  13.72
                                      ========    ========   ========    ========   ========    ========    ========   ========
Total Return                             9.18%      31.85%     30.30%      15.01%     11.90%      44.45%      (1.54%)    38.67%
                                      ========    ========   ========    ========   ========    ========    ========   ========
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                     $332,734    $931,397   $689,571    $444,967   $394,847    $185,349     $62,178    $21,301
                                      ========    ========   ========    ========   ========    ========    ========   ========
 Ratio of expenses to average
  net assets                             0.84%       0.85%      0.84%       0.84%      0.84%       0.90%       0.97%      1.50%(iii)
                                      ========    ========   ========    ========   ========    ========    ========   ========
 Ratio of net investment income
  (loss) to average net assets          (0.09%)     (0.21%)     0.00%      (0.15%)     0.08%      (0.25%)      0.03%     (0.58%)
                                      ========    ========   ========    ========   ========    ========    ========   ========
 Portfolio Turnover Rate               130.85%     162.30%    152.21%     151.98%     90.97%     104.74%      83.96%     67.22%
                                      ========    ========   ========    ========   ========    ========    ========   ========

  (i) Ratios  have  been  annualized; total  return  has  not  been  annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year

                                                                   Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                               2000           1999           1998          1997           1996
                                               ----           ----           ----          ----           ----
Net asset value, beginning of year            $  55.15       $  43.97     $    43.75      $  40.91     $    39.41
                                              --------       --------     ----------      --------     ----------
Net investment income (loss)                      0.01(i)       (0.12)(i)      (0.02)        (0.05)(i)      (0.04)(i)
Net realized and unrealized gain (loss)
 on investments                                 (12.80)         16.98           6.30          4.45           1.70
                                              --------       --------     ----------      --------     ----------
Total from investment operations                (12.79)         16.86           6.28          4.40           1.66
                                              --------       --------     ----------      --------     ----------
Dividends from net investment income                --             --             --            --             --
Distributions from net realized gains           (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                              --------       --------     ----------      --------     ----------
Total distributions                             (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                              --------       --------     ----------      --------     ----------
Net asset value, end of year                  $  23.49       $  55.15     $    43.97      $  43.75     $    40.91
                                              ========       ========     ==========      ========     ==========
Total Return                                   (27.20%)        43.42%         15.53%        11.39%          4.18%
                                              ========       ========     ==========      ========     ==========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)      $700,370       $674,864     $1,216,584      $997,586     $1,469,518
                                              ========       ========     ==========      ========     ==========
 Ratio of expenses to average net assets         0.90%          0.90%          0.89%         0.89%          0.88%
                                              ========       ========     ==========      ========     ==========
 Ratio of net investment income (loss)
  to average net assets                          0.03%         (0.28%)        (0.20%)       (0.12%)        (0.09%)
                                              ========       ========     ==========      ========     ==========
 Portfolio Turnover Rate                       217.69%        182.25%        142.90%       104.43%        110.04%
                                              ========       ========     ==========      ========     ==========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.31       $  30.88       $  27.26      $  26.79       $  17.02
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.09)         (0.03)(i)      (0.05)        (0.06)         (0.03)
Net realized and unrealized gain (loss)
 on investments                              12.19          (1.45)          3.67          0.91           9.82
                                          --------       --------       --------      --------       --------
Total from investment operations             12.10          (1.48)          3.62          0.85           9.79
                                          --------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --          (0.02)
Distributions from net realized gains           --          (2.09)            --         (0.38)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (2.09)            --         (0.38)         (0.02)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  39.41       $  27.31       $  30.88      $  27.26       $  26.79
                                          ========       ========       ========      ========       ========
Total Return                                44.31%         (4.38%)        13.28%         3.55%         57.54%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $984,212       $397,037       $238,850      $135,718       $ 56,798
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          0.96%          1.03%         0.98%          1.06%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.48%)        (0.10%)        (0.35%)       (0.37%)        (0.12%)
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    80.66%        117.61%        148.07%       108.06%        125.90%
                                          ========       ========       ========      ========       ========


  (i)Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                             2000           1999           1998          1997           1996
                                             -----          -----          -----         -----          -----
Net asset value, beginning of year        $    64.38     $    53.22     $    42.76    $    34.33       $  31.16
                                          ----------     ----------     ----------    ----------       --------
Net investment income (loss)                    0.10          (0.03)          0.09          0.13           0.12
Net realized and unrealized gain (loss)
 on investments                                (8.75)         16.66          18.32          8.66           4.00
                                          ----------     ----------     ----------    ----------       --------
Total from investment operations               (8.65)         16.63          18.41          8.79           4.12
                                          ----------     ----------     ----------    ----------       --------
Dividends from net investment income              --          (0.08)         (0.13)        (0.13)         (0.02)
Distributions from net realized gains          (8.46)         (5.39)         (7.82)        (0.23)         (0.93)
                                          ----------     ----------     ----------    ----------       --------
Total Distributions                            (8.46)         (5.47)         (7.95)        (0.36)         (0.95)
                                          ----------     ----------     ----------    ----------       --------
Net asset value, end of year              $    47.27     $    64.38     $    53.22    $    42.76       $  34.33
                                          ==========     ==========     ==========    ==========       ========
Total Return                                 (14.77%)        33.74%         48.07%        25.75%         13.35%
                                          ==========     ==========     ==========    ==========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $1,809,937     $3,387,526     $1,905,719    $1,072,529       $991,028
                                          ==========     ==========     ==========    ==========       ========
 Ratio of expenses to average net assets       0.79%          0.79%          0.79%         0.79%          0.79%
                                          ==========     ==========     ==========    ==========       ========
 Ratio of net investment income (loss)
  to average net assets                        0.12%         (0.03%)         0.25%         0.27%          0.50%
                                          ==========     ==========     ==========    ==========       ========
 Portfolio Turnover Rate                     108.27%        135.13%        127.38%       129.50%         82.86%
                                          ==========     ==========     ==========    ==========       ========

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----         -------
Net asset value, beginning of year        $  23.13       $  24.67       $  20.17      $  18.00       $  12.86
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.02           0.07           0.03          0.03           0.08(i)
Net realized and unrealized gain (loss)
 on investments                               8.33           0.15           4.50          2.19           5.11
                                          --------       --------       --------      --------       --------
Total from investment operations              8.35           0.22           4.53          2.22           5.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.07)         (0.03)         (0.03)        (0.03)         (0.05)
Distributions from net realized gains        (0.25)         (1.73)            --         (0.02)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.32)         (1.76)         (0.03)        (0.05)         (0.05)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  31.16       $  23.13       $  24.67      $  20.17       $  18.00
                                          ========       ========       ========      ========       ========
Total Return                                36.37%          1.45%         22.47%        12.38%         40.39%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $502,974       $150,390       $ 74,878      $ 30,316       $ 10,094
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.85%          0.86%          0.97%         0.99%          1.29%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.18%          0.48%          0.25%         0.33%          0.52%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   118.33%        111.76%        112.64%        63.91%         58.95%
                                          ========       ========       ========      ========       ========


  (i)Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  17.58       $  13.12       $  10.99      $   8.42       $  17.79
                                          --------       --------       --------      --------       --------
Net investment income                         0.05           0.00           0.03          0.03           0.09(i)
Net realized and unrealized gain (loss)
 on investments                              (0.44)          5.26           3.30          2.94           1.87
                                          --------       --------       --------      --------       --------
Total from investment operations             (0.39)          5.26           3.33          2.97           1.96
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.01)         (0.03)         (0.04)        (0.04)         (0.33)
Distributions from net realized gains        (3.92)         (0.77)         (1.16)        (0.36)        (11.00)
                                          --------       --------       --------      --------       --------
Total Distributions                          (3.93)         (0.80)         (1.20)        (0.40)        (11.33)
                                          --------       --------       --------      --------       --------
Net asset value, end of year               $ 13.26        $ 17.58      $   13.12      $  10.99        $  8.42
                                          ========       ========       ========      ========       ========
Total Return                                (1.27%)        42.45%         32.39%        36.29%         19.68%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $150,783       $ 91,250       $ 77,926      $ 47,399       $ 20,910
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.70%          0.70%         0.74%          0.81%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.43%          0.03%          0.31%         0.56%          0.94%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   142.43%        193.23%        131.67%       150.09%        121.60%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  13.30       $  15.31       $  13.93      $  13.08       $  10.67
                                          --------       --------       --------      --------       --------
Net investment income                         0.11(i)        0.17           0.07          0.08           0.09
Net realized and unrealized gain (loss)
 on investments                               4.54          (1.47)          1.37          1.02           2.41
                                          --------       --------       --------      --------       --------
Total from investment operations              4.65          (1.30)          1.44          1.10           2.50
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.16)         (0.15)         (0.06)        (0.12)         (0.09)
Distributions from net realized gains           --          (0.56)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.16)         (0.71)         (0.06)        (0.25)         (0.09)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  17.79       $  13.30       $  15.31      $  13.93       $  13.08
                                          ========       ========       ========      ========       ========
Total Return                                35.13%         (8.28%)        10.34%         8.64%         23.51%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $  8,639       $ 29,135       $ 31,895      $  8,671       $  2,663
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.75%          0.75%          0.97%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --         0.01%          0.66%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.61%          1.22%          1.51%         1.62%          2.54%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   164.05%        177.97%        105.80%       100.62%         61.11%
                                          ========       ========       ========      ========       ========


  (i)Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN BALANCED PORTFOLIO (i)

For a share outstanding throughout the year

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  15.57       $  12.98       $  10.76      $   9.24       $  13.64
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.20           0.15           0.19          0.17           0.21(ii)
Net realized and unrealized gain (loss)
 on investments                              (0.61)          3.45           3.02          1.63           1.01
                                          --------       --------       --------      --------       --------
Total from investment operations             (0.41)          3.60           3.21          1.80           1.22
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.17)         (0.18)        (0.12)         (0.73)
Distributions from net realized gains        (1.26)         (0.84)         (0.81)        (0.16)         (4.89)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.39)         (1.01)         (0.99)        (0.28)         (5.62)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.77       $  15.57       $  12.98      $  10.76       $   9.24
                                          ========       ========       ========      ========       ========
Total Return                                (2.76%)        29.21%         31.51%        19.82%         10.17%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $115,894       $ 56,327       $ 28,208      $ 16,614       $ 10,486
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.88%          0.93%          0.92%         1.01%          1.14%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.40%          1.66%          2.09%         2.14%          2.06%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    63.37%        118.74%         94.64%       105.01%         68.66%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  10.80       $  11.58       $  10.77      $  10.02       $  10.01
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.33(ii)       0.20           0.15          0.22           0.45
Net realized and unrealized gain (loss)
 on investments                               2.73          (0.70)          0.69          0.72           0.01
                                          --------       --------       --------      --------       --------
Total from investment operations              3.06          (0.50)          0.84          0.94           0.46
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.22)         (0.13)         (0.03)        (0.19)         (0.45)
Distributions from net realized gains           --          (0.15)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.22)         (0.28)         (0.03)        (0.19)         (0.45)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.64       $  10.80       $  11.58      $  10.77       $  10.02
                                          ========       ========       ========      ========       ========
Total Return                                28.62%         (4.27%)         7.79%         9.48%          4.70%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $  3,671       $ 10,394       $  7,848      $  4,009       $  1,487
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.00%          1.08%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --          0.19%         0.42%          1.37%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.49%          2.30%          2.05%         1.99%          4.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   113.02%         78.80%          85.46%       15.27%             --
                                          ========       ========       ========      ========       ========

  (i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.
 (ii) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

For a share outstanding throughout the period

                                                                                                         From
                                                                                                   January 25, 1995
                                                                                                     (commencement
                                                                                                   of operations) to
                                                               Year Ended December 31,               December 31,
--------------------------------------------------------------------------------------------------------------------
                                             2000        1999        1998       1997        1996       1995(i)
                                             ----        ----        ----       ----        ----       -------
Net asset value, beginning of period       $   57.97   $   34.90   $   23.17  $   19.36   $   17.43    $  10.00
                                           ---------   ---------   ---------  ---------   ---------    --------
Net investment income (loss)                   (0.02)(ii)  (0.09)      (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain
  on investments                              (13.77)      25.93       12.99       3.84        2.14        7.46
                                           ---------   ---------   ---------  ---------   ---------    --------
Total from investment operations              (13.79)      25.84       12.94       3.81        2.11        7.43
Distributions from net realized gains          (5.38)      (2.77)      (1.21)        --       (0.18)         --
                                           ---------   ---------   ---------  ---------   ---------    --------
Net asset value, end of period             $   38.80   $   57.97   $   34.90  $   23.17   $   19.36    $  17.43
                                           =========   =========   =========  =========   =========    ========
Total Return                                 (24.83%)     78.06%      57.83%     19.68%      12.04%      74.30%
                                           =========   =========   =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted) $ 476,517   $ 362,500   $ 101,710  $  53,488   $  34,925    $  5,497
                                           =========   =========   =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                        0.90%       0.92%       0.93%      0.96%       1.06%       1.50%
                                           =========   =========   =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                        0.90%       0.93%       0.96%      1.00%       1.09%       1.56%(iii)
                                           =========   =========   =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                       (0.03%)     (0.49%)     (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                           =========   =========   =========  =========   =========    ========
 Portfolio Turnover Rate                     132.28%     155.74%     143.59%    164.27%     102.10%     178.23%
                                           =========   =========   =========  =========   =========    ========
 Amount of debt outstanding
  at end of period                                --          --          --         --          --          --
                                           =========   =========   =========  =========   =========    ========
 Average amount of debt outstanding
  during the period                               --   $ 266,584   $ 246,101  $ 201,644   $  76,079    $  8,122
                                           =========   =========   =========  =========   =========    ========
 Average daily number of shares
  outstanding during the period            9,802,168   4,395,246   2,480,478  2,135,458   1,107,187      75,460
                                           =========   =========   =========  =========   =========    ========
 Average amount of debt per share
  during the period                               --   $   0.06    $    0.10  $    0.09   $    0.07    $   0.11
                                           =========   =========   =========  =========   =========    ========


  (i) Ratios  have  been  annualized; total  return  has  not  been  annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:


By telephone: (800) 992-3863



By mail:      The Alger American Fund
              One World Trade Center
              Suite 9333
              New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED












THE ALGER AMERICAN FUND
SEC FILE #811-5550

                   THE ALGER AMERICAN FUND




                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                                     PROSPECTUS

                                                    MAY 1, 2001

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                ALGER AMERICAN GROWTH PORTFOLIO

                      ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

                        ALGER AMERICAN INCOME &GROWTH PORTFOLIO







AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                     [LOGO]

                      THE ALGER
                  AMERICAN FUND

           ALGER AMERICAN SMALL
       CAPITALIZATION PORTFOLIO

          ALGER AMERICAN MIDCAP
               GROWTH PORTFOLIO

ALGER AMERICAN GROWTH PORTFOLIO

       ALGER AMERICAN LEVERAGED
               ALLCAP PORTFOLIO

        ALGER AMERICAN INCOME &
               GROWTH PORTFOLIO


                     PROSPECTUS

                    MAY 1, 2001


        TABLE OF CONTENTS
------------------------------------------------------
  2 ..........Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments

              Alger American Small
                Capitalization Portfolio ............2
              Alger American MidCap
                Growth Portfolio ....................2
              Alger American Growth Portfolio .......2

              Alger American Leveraged
                AllCap Portfolio ....................2
              Alger American Income &
                Growth Portfolio ....................2

      3 ......Principal Risks

              Alger American Small
                Capitalization Portfolio ............3
              Alger American MidCap
                Growth Portfolio ....................3
              Alger American Growth Portfolio .......3

              Alger American Leveraged
                AllCap Portfolio ....................3
              Alger American Income &
                Growth Portfolio ....................3

      3 ......Performance

              Alger American Small
                Capitalization Portfolio ............4

              Alger American MidCap
                Growth Portfolio ....................4
              Alger American Growth Portfolio .......4
              Alger American Leveraged
                AllCap Portfolio ....................4

              Alger American Income &
                Growth Portfolio ....................5

  5 ..........Fees and Expenses
  6 ..........Management and Organization

  7 ..........Shareholder Information

              Distributor ...........................7
              Transfer Agent ........................7

              Purchasing and Redeeming Fund Shares ..7

  9 ..........Financial Highlights

Back Cover:   How to obtain more information

[Graphic Omitted]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.


APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[Graphic Omitted]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[Graphic Omitted]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece.]

Year    91     92    93      94     95      96     97     98     99      00
       ----   ----  ----    ----   ----    ----   ----   -----  -----   ----
      57.54   3.55  13.28  -4.38   44.31   4.18   11.39  15.53  43.42  -27.20

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -19.80%     Q4    2000

Average Annual Total Return as of December 31, 2000
                                                    Since
                                                  Inception
                    1 Year   5 Years   10 Years   (9/21/88)
--------------------------------------------------------------------------------
American Small
   Capitalization   -27.20%    6.96%    13.57%      15.97%
Russell 2000
   Growth Index     -22.43%    7.15%    12.80%      10.24%
 -------------------------------------------------------------------------------


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece.]

Year     94       95      96       97        98       99      00
        ----     ----    ----     ----      ----     ----    -----
       -1.54    44.45   11.90     15.01    30.30     31.85   9.18

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 2000

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth       9.18%   19.27%   22.57%

S&P MidCap 400 Index        17.51%   20.41%   18.22%


--------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

Year    91      92      93      94     95      96     97     98     99      00
      -----   -----   -----   -----  -----   -----  -----  ------  -----  -----
      40.39   12.38   22.47    1.45  36.37   13.35  25.75  48.07   33.74  -14.77


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -14.69%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                                     Since
                                                   Inception
                   1 Year     5 Years   10 Years   (1/9/89)
--------------------------------------------------------------------------------
American Growth    -14.77%    19.19%     20.45%     19.33%
S&P 500 Index       -9.10%    18.33%     17.46%     16.55%

--------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

Year     96      97      98      99      00
       -----   -----   -----   -----   -----
       12.04   19.68   57.83   78.06  -24.83

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                              Since
                                            Inception
                       1 Year   5 Years     (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
  AllCap              -24.83%    23.15%      30.86%
S&P 500 Index          -9.10%    18.33%      21.19%
--------------------------------------------------------------------------------

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

Year    91      92      93      94    95      96     97      98     99     00
      -----    ----   -----   -----  -----   -----  -----  ------  -----  -----
      23.51    8.64   10.34   -8.28  35.13   19.68  36.29  32.39   42.45  -1.27

Best Quarter:       35.96%    Q4      1999
Worst Quarter:      -9.34%    Q1      1994

Average Annual Total Return as of December 31, 2000
                                                        Since
                                                      Inception
                    1 Year     5 Years    10 Years   (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth   -1.27%      24.88%     18.74%      16.01%
S&P 500 Index       -9.10%      18.33%     17.46%      16.59%



[Graphic Omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


---------------------------------------------------------------------------------------------------------------------
                                                                ANNUAL FUND OPERATING
                                                                EXPENSES
                                                                (expenses that are deducted
                                                                from fund assets)
                       SHAREHOLDER FEES     -------------------------------------------------------------------------
                   (fees paid directly from                                                        TOTAL ANNUAL FUND
                      your investment)       Management Fees   Distribution Fees  Other Expenses   OPERATING EXPENSES
=====================================================================================================================
ALGER AMERICAN SMALL        None                   .85%              None               .05%             .90
CAPITALIZATION
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN              None                   .80%              None               .04%             .84%
MIDCAP GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN              None                   .75%              None               .04%             .79%
GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN              None                   .85%              None               .05%             .90%
LEVERAGED ALLCAP
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN              None                   .625%             None               .075%            .70%
INCOME &GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                           1 Year  3 Years    5 Years    10 Years
================================================================================
  ALGER AMERICAN SMALL        $92     $287       $498      $1,108
  CAPITALIZATION
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN              $86     $268       $466      $1,037
  MIDCAP GROWTH
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN GROWTH       $81     $252       $439        $978
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN              $92     $287       $498       $1,108
  LEVERAGED ALLCAP
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN              $72     $224       $390        $871
  INCOME &GROWTH
  PORTFOLIO
-------------------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[Graphic Omitted]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.

PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Income & Growth and Leveraged AllCap Portfolios since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a Vice President and portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.

[Graphic Omitted]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                            ----------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                             TIES AND THEN DIVIDING THE RESULTS BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                            ----------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                       THIS PAGE INTENTIONALLY LEFT BLANK

[Graphic Omitted]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                                 From
                                                                                                              May 3, 1993
                                                                                                             (commencement
                                                                                                            of operations) to
                                                                 Year Ended December 31,                      December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                       2000        1999      1998         1997     1996       1995     1994         1993(i)
                                      -----        ----      ----         ----     ----       ----     ----        -----
Net asset value, beginning of
 period                             $  32.23    $  28.87  $  24.18    $  21.35  $  19.44   $  13.46   $ 13.72    $ 10.00
                                    --------    --------  --------    --------  --------   --------   -------    -------
Net investment income (loss)           (0.03)(ii)  (0.05)     0.00(ii)   (0.04)     0.03      (0.03)     0.00(ii)  (0.02)
Net realized and unrealized gain
 (loss) on investments                  2.79        8.00      6.95        3.20      2.29       6.01     (0.21)      3.88
                                    --------    --------  --------    --------  --------   --------   -------    -------
Total from investment operations        2.76        7.95      6.95        3.16      2.32       5.98     (0.21)      3.86
                                    --------    --------  --------    --------  --------   --------   -------    -------
Dividends from net investment
  income                                  --          --        --       (0.01)       --         --        --         --
Distributions from net realized
  gains                                (4.37)      (4.59)    (2.26)      (0.32)    (0.41)        --     (0.05)     (0.14)
                                    --------    --------  --------    --------  --------   --------   -------    -------
Total distributions                    (4.37)      (4.59)    (2.26)      (0.33)    (0.41)        --     (0.05)     (0.14)
                                    --------    --------  --------    --------  --------   --------   -------    -------
Net asset value, end of period      $  30.62    $  32.23  $  28.87    $  24.18  $  21.35   $  19.44   $ 13.46    $ 13.72
                                    ========    ========  ========    ========  ========   ========   =======    =======
Total Return                           9.18%      31.85%    30.30%      15.01%    11.90%     44.45%    (1.54%)    38.67%
                                    ========    ========  ========    ========  ========   ========   =======    =======
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                   $332,734    $931,397  $689,571    $444,967  $394,847   $185,349   $62,178    $21,301
                                    ========    ========  ========    ========  ========   ========   =======    =======
 Ratio of expenses to average
  net assets                           0.84%       0.85%     0.84%       0.84%     0.84%      0.90%     0.97%      1.50%(iii)
                                    ========    ========  ========    ========  ========   ========   =======    =======
 Ratio of net investment income
  (loss) to average net assets        (0.09%)     (0.21%)    0.00%      (0.15%)    0.08%     (0.25%)    0.03%     (0.58%)
                                    ========    ========  ========    ========  ========   ========   =======    =======
 Portfolio Turnover Rate             130.85%     162.30%   152.21%     151.98%    90.97%    104.74%    83.96%     67.22%
                                    ========    ========  ========    ========  ========   ========   =======    =======






  (i) Ratios have  been  annualized;  total  return  has  not  been  annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
------------------------------------------------------------------------------------------------------------------
                                            2000           1999          1998           1997           1996
                                            ----           ----          ----           ----           ----
Net asset value, beginning of year        $  55.15       $  43.97     $    43.75     $   40.91     $    39.41
                                          --------       --------     ----------     ---------     ----------
Net investment income (loss)                  0.01(i)       (0.12)(i)      (0.02)        (0.05)(i)      (0.04)(i)
Net realized and unrealized gain (loss)
 on investments                             (12.80)         16.98           6.30          4.45           1.70
                                          --------       --------     ----------     ---------     ----------
Total from investment operations            (12.79)         16.86           6.28          4.40           1.66
                                          --------       --------     ----------     ---------     ----------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains       (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------     ---------     ----------
Total distributions                         (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------     ---------     ----------
Net asset value, end of year              $  23.49       $  55.15     $    43.97     $   43.75     $    40.91
                                          ========       ========     ==========     =========     ==========
Total Return                               (27.20%)        43.42%         15.53%        11.39%          4.18%
                                          ========       ========     ==========     =========     ==========

Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $700,370       $674,864     $1,216,584      $997,586     $1,469,518
                                          ========       ========     ==========     =========     ==========

 Ratio of expenses to average net assets     0.90%          0.90%          0.89%         0.89%          0.88%
                                          ========       ========     ==========     =========     ==========

 Ratio of net investment income (loss)
  to average net assets                      0.03%         (0.28%)        (0.20%)       (0.12%)        (0.09%)
                                          ========       ========     ==========     =========     ==========

 Portfolio Turnover Rate                   217.69%        182.25%        142.90%       104.43%        110.04%
                                          ========       ========     ==========     =========     ==========

                                                                Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.31       $  30.88       $  27.26      $  26.79       $  17.02
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.09)         (0.03)(i)      (0.05)        (0.06)         (0.03)
Net realized and unrealized gain (loss)
 on investments                              12.19          (1.45)          3.67          0.91           9.82
                                          --------       --------       --------      --------       --------
Total from investment operations             12.10          (1.48)          3.62          0.85           9.79
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --             --            --          (0.02)
Distributions from net realized gains           --          (2.09)            --         (0.38)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (2.09)            --         (0.38)         (0.02)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  39.41       $  27.31       $  30.88      $  27.26       $  26.79
                                          ========       ========       ========      ========       ========
Total Return                                44.31%         (4.38%)        13.28%         3.55%         57.54%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $984,212       $397,037       $238,850      $135,718       $ 56,798
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          0.96%          1.03%         0.98%          1.06%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.48%)        (0.10%)        (0.35%)       (0.37%)        (0.12%)
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    80.66%        117.61%        148.07%       108.06%        125.90%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $    64.38     $    53.22     $    42.76    $    34.33       $  31.16
                                          ----------     ----------     ----------    ----------       --------
Net investment income (loss)                    0.10          (0.03)          0.09          0.13           0.12
Net realized and unrealized gain (loss)
 on investments                                (8.75)         16.66          18.32          8.66           4.00
                                          ----------     ----------     ----------    ----------       --------
Total from investment operations               (8.65)         16.63          18.41          8.79           4.12
                                          ----------     ----------     ----------    ----------       --------
Dividends from net investment income              --          (0.08)         (0.13)        (0.13)         (0.02)
Distributions from net realized gains          (8.46)         (5.39)         (7.82)        (0.23)         (0.93)
                                          ----------     ----------     ----------    ----------       --------
Total Distributions                            (8.46)         (5.47)         (7.95)        (0.36)         (0.95)
                                          ----------     ----------     ----------    ----------       --------
Net asset value, end of year              $    47.27     $    64.38     $    53.22    $    42.76       $  34.33
                                          ==========     ==========     ==========    ==========       ========
Total Return                                 (14.77%)        33.74%         48.07%        25.75%         13.35%
                                          ==========     ==========     ==========    ==========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $1,809,937     $3,387,526     $1,905,719    $1,072,529       $991,028
                                          ==========     ==========     ==========    ==========       ========
 Ratio of expenses to average net assets       0.79%          0.79%          0.79%         0.79%          0.79%
                                          ==========     ==========     ==========    ==========       ========
 Ratio of net investment income (loss)
  to average net assets                        0.12%         (0.03%)         0.25%         0.27%          0.50%
                                          ==========     ==========     ==========    ==========       ========
 Portfolio Turnover Rate                     108.27%        135.13%        127.38%       129.50%         82.86%
                                          ==========     ==========     ==========    ==========       ========

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----         -------
Net asset value, beginning of year        $  23.13       $  24.67       $  20.17      $  18.00       $  12.86
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.02           0.07           0.03          0.03           0.08(i)
Net realized and unrealized gain (loss)
 on investments                               8.33           0.15           4.50          2.19           5.11
                                          --------       --------       --------      --------       --------
Total from investment operations              8.35           0.22           4.53          2.22           5.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.07)         (0.03)         (0.03)        (0.03)         (0.05)
Distributions from net realized gains        (0.25)         (1.73)            --         (0.02)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.32)         (1.76)         (0.03)        (0.05)         (0.05)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  31.16       $  23.13       $  24.67      $  20.17       $  18.00
                                          ========       ========       ========      ========       ========
Total Return                                36.37%          1.45%         22.47%        12.38%         40.39%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $502,974       $150,390       $ 74,878      $ 30,316       $ 10,094
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.85%          0.86%          0.97%         0.99%          1.29%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.18%          0.48%          0.25%         0.33%          0.52%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   118.33%        111.76%        112.64%        63.91%         58.95%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  17.58       $  13.12       $  10.99      $   8.42       $  17.79
                                          --------       --------       --------      --------       --------
Net investment income                         0.05           0.00           0.03          0.03           0.09(i)
Net realized and unrealized gain (loss)
 on investments                              (0.44)          5.26           3.30          2.94           1.87
                                          --------       --------       --------      --------       --------
Total from investment operations             (0.39)          5.26           3.33          2.97           1.96
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.01)         (0.03)         (0.04)        (0.04)         (0.33)
Distributions from net realized gains        (3.92)         (0.77)         (1.16)        (0.36)        (11.00)
                                          --------       --------       --------      --------       --------
Total Distributions                          (3.93)         (0.80)         (1.20)        (0.40)        (11.33)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.26       $  17.58       $  13.12      $  10.99       $   8.42
                                          ========       ========       ========      ========       ========
Total Return                                (1.27%)        42.45%         32.39%        36.29%         19.68%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $150,783       $ 91,250       $ 77,926      $ 47,399       $ 20,910
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.70%          0.70%         0.74%          0.81%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.43%          0.03%          0.31%         0.56%          0.94%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   142.43%        193.23%        131.67%       150.09%        121.60%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year       $   13.30       $  15.31       $  13.93      $  13.08       $  10.67
                                         ---------       --------       --------      --------       --------
Net investment income                         0.11(i)        0.17           0.07          0.08           0.09
Net realized and unrealized gain (loss)
 on investments                               4.54          (1.47)          1.37          1.02           2.41
                                         ---------       --------       --------      --------       --------
Total from investment operations              4.65          (1.30)          1.44          1.10           2.50
                                         ---------       --------       --------      --------       --------
Dividends from net investment income         (0.16)         (0.15)         (0.06)        (0.12)         (0.09)
Distributions from net realized gains           --          (0.56)            --         (0.13)            --
                                         ---------       --------       --------      --------       --------
Total Distributions                          (0.16)         (0.71)         (0.06)        (0.25)         (0.09)
                                         ---------       --------       --------      --------       --------
Net asset value, end of year             $   17.79       $  13.30       $  15.31      $  13.93       $  13.08
                                         =========       ========       ========      ========       ========
Total Return                                35.13%         (8.28%)        10.34%         8.64%         23.51%
                                         =========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) $   8,639       $ 29,135       $ 31,895      $  8,671       $  2,663
                                         =========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.75%          0.75%          0.97%         1.25%          1.25%
                                         =========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --         0.01%          0.66%
                                         =========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.61%          1.22%          1.51%         1.62%          2.54%
                                         =========       ========       ========      ========       ========
 Portfolio Turnover Rate                   164.05%        177.97%        105.80%       100.62%         61.11%
                                         =========       ========       ========      ========       ========



  (i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                      From
                                                                                                January 25, 1995
                                                                                                  (commencement
                                                                                                of operations) to
                                                                 Year Ended December 31,          December 31,
------------------------------------------------------------------------------------------------------------------
                                            2000        1999        1998       1997        1996       1995(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period     $   57.97    $   34.90   $   23.17  $   19.36   $   17.43    $  10.00
                                         ---------    ---------   ---------  ---------   ---------    --------
Net investment income (loss)                 (0.02)(ii)   (0.09)      (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain
  on investments                            (13.77)       25.93       12.99       3.84        2.14        7.46
                                         ---------    ---------   ---------  ---------   ---------    --------
Total from investment operations            (13.79)       25.84       12.94       3.81        2.11        7.43
Distributions from net realized gains        (5.38)       (2.77)      (1.21)        --       (0.18)         --
                                         ---------    ---------   ---------  ---------   ---------    --------
Net asset value, end of period           $   38.80    $   57.97   $   34.90  $   23.17   $   19.36    $  17.43
                                         =========    =========   =========  =========   =========    ========
Total Return                               (24.83%)      78.06%      57.83%     19.68%      12.04%      74.30%
                                         =========    =========   =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                        $ 476,517    $ 362,500   $ 101,710  $  53,488   $  34,925    $  5,497
                                         =========    =========   =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                      0.90%       0.92%       0.93%      0.96%       1.06%       1.50%
                                         =========    =========   =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                      0.90%        0.93%       0.96%      1.00%       1.09%       1.56%(iii)
                                         =========    =========   =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                     (0.03%)      (0.49%)     (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                         =========    =========   =========  =========   =========    ========
 Portfolio Turnover Rate                   132.28%      155.74%     143.59%    164.27%     102.10%     178.23%
                                         =========    =========   =========  =========   =========    ========
 Amount of debt outstanding
  at end of period                              --           --          --         --          --          --
                                         =========    =========   =========  =========   =========    ========
 Average amount of debt outstanding
  during the period                             --    $ 266,584   $ 246,101   $201,644   $  76,079    $  8,122
                                         =========    =========   =========  =========   =========    ========
 Average daily number of shares
  outstanding during the period          9,802,168    4,395,246   2,480,478  2,135,458   1,107,187      75,460
                                         =========    =========   =========  =========   =========    ========
 Average amount of debt per share
  during the period                             --    $    0.06   $    0.10  $    0.09   $    0.07    $   0.11
                                         =========    =========   =========  =========   =========    ========



  (i) Ratios have  been  annualized;  total  return  has  not  been  annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND





                            A POOLED FUNDING VEHICLE FOR:
                            O VARIABLE ANNUITY CONTRACTS
                            O VARIABLE LIFE INSURANCE POLICIES
                            O QUALIFIED PENSION PLANS
                            O QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 2001





                       ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                       ALGER AMERICAN GROWTH PORTFOLIO

                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                     [LOGO]

                                              THE ALGER
                                          AMERICAN FUND


                                         ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                         ALGER AMERICAN
                                MIDCAP GROWTH PORTFOLIO

                        ALGER AMERICAN GROWTH PORTFOLIO

                                         ALGER AMERICAN
                             LEVERAGED ALLCAP PORTFOLIO




                                             PROSPECTUS

                                            MAY 1, 2001


TABLE OF CONTENTS
-------------------------------------------------------------------
2.............Risk/Return Summary: Investments, Risks & Performance

     2.............Investments

              Alger American Small
                Capitalization Portfolio ...............................2
              Alger American MidCap
                Growth Portfolio .......................................2
              Alger American Growth Portfolio ..........................2

              Alger American Leveraged
                AllCap Portfolio .......................................2

     3.............Principal Risks

              Alger American Small
                Capitalization Portfolio ...............................3
              Alger American MidCap
                Growth Portfolio .......................................3
              Alger American Growth Portfolio ..........................3
              Alger American Leveraged
                AllCap Portfolio .......................................3

     4............ Performance

              Alger American Small
                Capitalization Portfolio ...............................4
              Alger American MidCap
                Growth Portfolio .......................................4
              Alger American Growth Portfolio ..........................5
              Alger American Leveraged
                AllCap Portfolio .......................................5

6 ............Fees and Expenses
7 ............Management and Organization
7 ............Shareholder Information

              Distributor ..............................................7
              Transfer Agent ...........................................7
              Purchasing and Redeeming Fund Shares .....................8

9.............Financial Highlights

Back Cover:   How to obtain more information

[Graphic Omitted]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o    High Unit Volume Growth

     Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o    Positive Life Cycle Change

     Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC]


PRINCIPAL RISKS


RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources




RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

[GRAPHIC]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.


o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.






ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

  Year    91     92      93     94      95    96     97      98      99      00
        -----  -----   -----  -----   -----  ----  -----   -----   -----  ------
        57.54   3.55   13.28  -4.38   44.31  4.18  11.39   15.53   43.42  -27.20


Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -19.80%     Q4    2000

Average Annual Total Return as of December 31, 2000

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   -27.20%    6.96%  13.57%   15.97%
Russell 2000
  Growth Index     -22.43%    7.15%  12.80%   10.24%

--------------------------------------------------------------------------------



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

          Year     94        95        96       97       98      99     00
                 -----     -----     -----    -----    -----   -----   -----
                -1.54      44.45     11.90    15.01    30.30    31.85   9.18

Best Quarter:        27.07%   Q4     1998
Worst Quarter:      -14.91%   Q3     1998

Average Annual Total Return as of December 31, 2000

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
-------------------------------------------------------
American MidCap Growth       9.18%   19.27%   22.57%

S&P MidCap 400 Index        17.51%   20.41%   18.22%

--------------------------------------------------------------------------------

ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

   Year    91     92      93     94     95     96     97     98      99     00
         -----  -----   -----   ----  -----  -----  ------  -----  -----  -----
         40.39  12.38   22.47   1.45  36.37  13.35   25.75  48.07  33.74  -14.77

Best Quarter:          25.93%  Q4      1998
Worst Quarter:        -14.69%  Q4      2000

Average Annual Total Return as of December 31, 2000

[Data below represents bar chart in the printed piece]

                                                  Since
                                                Inception
                   1 Year   5 Years   10 Years   (1/9/89)
---------------------------------------------------------
American Growth    -14.77%   19.19%    20.45%     19.33%
S&P 500 Index       -9.10%   18.33%    17.46%     16.55%
--------------------------------------------------------------------------------


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]

    Year        96        97        98         99        00
              -----     ------    ------     ------    ------
              12.04     19.68     57.83      78.06     -24.83

Best Quarter:          40.16%    Q4     1999
Worst Quarter:        -21.93%    Q4     2000

Average Annual Total Return as of December 31, 2000

                                             Since
                                           Inception
                     1 Year     5 Years    (1/25/95)
---------------------------------------------------------
American Leveraged
  AllCap             -24.83%     23.15%      30.86%
S&P 500 Index         -9.10%     18.33%      21.19%
--------------------------------------------------------------------------------

[Graphic Omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


                                                             ANNUAL FUND OPERATING
                                                             EXPENSES
                                                            (expenses that are deducted
                                                                 from Fund Assets)
                       SHAREHOLDER FEES      ---------------------------------------------------------------------------------
                    (fees paid directly from                                                         TOTAL ANNUAL FUND
                       your investment)      Management Fees    Distribution Fees  Other Expenses   OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL        None                 .85%                   None             .05%           .90%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN              None                 .80%                   None             .04%           .84%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN              None                 .75%                   None             .04%           .79%
GROWTH
PORTFOLIO

ALGER AMERICAN              None                 .85%                   None             .05%           .90%
LEVERAGED ALLCAP
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                            1 Year      3 Years      5 Years        10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN SMALL        $92         $287        $498            $1,108
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN              $86         $268        $466            $1,037
  MIDCAP GROWTH
  PORTFOLIO

  ALGER AMERICAN              $81         $252        $439              $978
  GROWTH
  PORTFOLIO

  ALGER AMERICAN              $92         $287        $498            $1,108
  LEVERAGED ALLCAP
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.



ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS


Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Leveraged AllCap Portfolio since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a Vice President and portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.


[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                             TIES AND THEN DIVIDING THE RESULTS BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.



PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                                        From
                                                                                                                    May 3, 1993
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                 Year Ended December 31,                            December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                           2000          1999       1998        1997      1996       1995     1994    1993(i)
                                          -----          ----      -----        -----    -----      -----    -----    -------
Net asset value, beginning of period       32.23       $  28.87  $  24.18    $  21.35  $  19.44 $  13.46  $  13.72    $ 10.00
                                       ---------       --------  --------    --------  -------- --------  --------    -------
Net investment income (loss)               (0.03)(ii)     (0.05)     0.00(ii)   (0.04)     0.03    (0.03)     0.00(ii)  (0.02)
Net realized and unrealized gain
 (loss) on investments                      2.79           8.00      6.95        3.20      2.29     6.01     (0.21)      3.88
                                       ---------       --------  --------    --------  -------- --------  --------    -------
Total from investment operations            2.76           7.95      6.95        3.16      2.32     5.98     (0.21)      3.86
                                       ---------       --------  --------    --------  -------- --------  --------    -------
Dividends from net investment income          --             --        --       (0.01)       --       --        --         --
Distributions from net realized gains      (4.37)         (4.59)    (2.26)      (0.32)    (0.41)      --     (0.05)     (0.14)
                                       ---------       --------  --------    --------  -------- --------  --------    -------
Total distributions                        (4.37)         (4.59)    (2.26)      (0.33)    (0.41)      --     (0.05)     (0.14)
                                       ---------       --------  --------    --------  -------- --------  --------    -------
Net asset value, end of period         $   30.62       $  32.23  $  28.87    $  24.18  $  21.35 $  19.44  $  13.46    $ 13.72
                                       =========       ========  ========    ========  ======== ========  ========    =======
Total Return                               9.18%         31.85%    30.30%      15.01%    11.90%   44.45%    (1.54%)    38.67%
                                       =========       ========  ========    ========  ======== ========  ========    =======
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                      $ 332,734       $931,397  $689,571    $444,967  $394,847 $185,349  $ 62,178    $21,301
                                       =========       ========  ========    ========  ======== ========  ========    =======
 Ratio of expenses to average
  net assets                               0.84%          0.85%     0.84%       0.84%     0.84%    0.90%     0.97%      1.50%(iii)
                                       =========       ========  ========    ========  ======== ========  ========    =======
 Ratio of net investment income
  (loss) to average net assets            (0.09%)        (0.21%)    0.00%      (0.15%)    0.08%   (0.25%)    0.03%     (0.58%)
                                       =========       ========  ========    ========  ======== ========  ========    =======
 Portfolio Turnover Rate                 130.85%        162.30%   152.21%     151.98%    90.97%  104.74%    83.96%     67.22%
                                       =========       ========  ========    ========  ======== ========  ========    =======



(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Amount has been reduced by 0.03% due to expense reimbursements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR




                                                                  Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                                  2000       1999         1998         1997         1996
                                                 -----       -----        -----        -----        -----
Net asset value, beginning of year             $  55.15    $  43.97    $    43.75    $   40.91    $    39.41
                                               --------    --------    ----------    ---------    ----------
Net investment income (loss)                       0.01(i)    (0.12)(i)     (0.02)       (0.05)(i)     (0.04)(i)
Net realized and unrealized gain (loss)
 on investments                                  (12.80)      16.98          6.30         4.45          1.70
                                               --------    --------    ----------    ---------    ----------
Total from investment operations                 (12.79)      16.86          6.28         4.40          1.66
                                               --------    --------    ----------    ---------    ----------
Dividends from net investment income                 --          --            --           --            --
Distributions from net realized gains            (18.87)      (5.68)        (6.06)       (1.56)        (0.16)
                                               --------    --------    ----------    ---------    ----------
Total distributions                              (18.87)      (5.68)        (6.06)       (1.56)        (0.16)
                                               --------    --------    ----------    ---------    ----------
Net asset value, end of year                   $  23.49    $  55.15    $    43.97    $   43.75    $    40.91
                                               ========    ========    ==========    =========    ==========
Total Return                                    (27.20%)     43.42%        15.53%       11.39%         4.18%
                                               ========    ========    ==========    =========    ==========

Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)       $700,370    $674,864    $1,216,584    $ 997,586    $1,469,518
                                               ========    ========    ==========    =========    ==========

 Ratio of expenses to average net assets          0.90%       0.90%         0.89%        0.89%         0.88%
                                               ========    ========    ==========    =========    ==========

 Ratio of net investment income (loss)
  to average net assets                           0.03%      (0.28%)       (0.20%)      (0.12%)       (0.09%)
                                               ========    ========    ==========    =========    ==========

 Portfolio Turnover Rate                        217.69%     182.25%       142.90%      104.43%       110.04%
                                               ========    ========    ==========    =========    ==========




                                                                           Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1995           1994           1993          1992           1991
                                                   -----          -----          -----         -----          -----
Net asset value, beginning of year              $    27.31     $   30.88       $   27.26     $   26.79     $   17.02
                                                ----------     ---------       ---------     ---------     ---------
Net investment income (loss)                         (0.09)        (0.03)(i)       (0.05)        (0.06)        (0.03)
Net realized and unrealized gain (loss)
 on investments                                      12.19         (1.45)           3.67          0.91          9.82
                                                ----------     ---------       ---------     ---------     ---------
Total from investment operations                     12.10         (1.48)           3.62          0.85          9.79
                                                ----------     ---------       ---------     ---------     ---------
Dividends from net investment income                    --            --              --            --         (0.02)
Distributions from net realized gains                   --         (2.09)             --         (0.38)           --
                                                ----------     ---------       ---------     ---------     ---------
Total distributions                                     --           (2.09)           --         (0.38)        (0.02)
                                                ----------     ---------       ---------     ---------     ---------
Net asset value, end of year                    $    39.41     $   27.31       $   30.88     $   27.26     $   26.79
                                                ==========     =========       =========     =========     =========
Total Return                                        44.31%        (4.38%)         13.28%         3.55%        57.54%
                                                ==========     =========       =========     =========     =========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)        $  984,212     $ 397,037       $ 238,850     $ 135,718     $  56,798
                                                ==========     =========       =========     =========     =========
 Ratio of expenses to average net assets             0.92%         0.96%           1.03%         0.98%         1.06%
                                                ==========     =========       =========     =========     =========
 Ratio of net investment income (loss)
  to average net assets                             (0.48%)       (0.10%)         (0.35%)       (0.37%)       (0.12%)
                                                ==========     =========       =========     =========     =========
 Portfolio Turnover Rate                            80.66%       117.61%         148.07%       108.06%       125.90%
                                                ==========     =========       =========     =========     =========


(i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN GROWTH PORTFOLIO
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR




                                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                        2000           1999           1998            1997           1996
                                                       -----          -----          -----           -----          -----
Net asset value, beginning of year                  $    64.38    $      53.22    $     42.76    $     34.33    $    31.16
                                                    ----------    ------------    -----------    -----------    ----------

Net investment income (loss)                              0.10           (0.03)          0.09           0.13          0.12
Net realized and unrealized gain (loss)
 on investments                                          (8.75)          16.66          18.32           8.66          4.00
                                                    ----------    ------------    -----------    -----------    ----------

Total from investment operations                         (8.65)          16.63          18.41           8.79          4.12
                                                    ----------    ------------    -----------    -----------    ----------

Dividends from net investment income                        --           (0.08)         (0.13)         (0.13)        (0.02)
Distributions from net realized gains                    (8.46)          (5.39)         (7.82)         (0.23)        (0.93)
                                                    ----------    ------------    -----------    -----------    ----------

Total Distributions                                      (8.46)          (5.47)         (7.95)         (0.36)        (0.95)
                                                    ----------    ------------    -----------    -----------    ----------

Net asset value, end of year                        $    47.27    $      64.38    $     53.22    $     42.76    $    34.33
                                                    ==========    ============    ===========    ===========    ==========

Total Return                                           (14.77%)         33.74%         48.07%         25.75%        13.35%
                                                    ==========    ============    ===========    ===========    ==========

Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)            $1,809,937    $  3,387,526    $ 1,905,719    $ 1,072,529    $  991,028
                                                    ==========    ============    ===========    ===========    ==========

 Ratio of expenses to average net assets                 0.79%           0.79%          0.79%          0.79%         0.79%
                                                    ==========    ============    ===========    ===========    ==========

 Ratio of net investment income (loss)
  to average net assets                                  0.12%          (0.03%)         0.25%          0.27%         0.50%
                                                    ==========    ============    ===========    ===========    ==========

 Portfolio Turnover Rate                               108.27%         135.13%        127.38%        129.50%        82.86%
                                                    ==========    ============    ===========    ===========    ==========




                                                                 Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----         -------
Net asset value, beginning of year        $     23.13    $     24.67    $     20.17   $     18.00   $     12.86
                                          -----------    -----------    -----------   -----------   -----------
Net investment income (loss)                     0.02           0.07           0.03          0.03          0.08(i)
Net realized and unrealized gain (loss)
 on investments                                  8.33           0.15           4.50          2.19          5.11
                                          -----------    -----------    -----------   -----------   -----------
Total from investment operations                 8.35           0.22           4.53          2.22          5.19
                                          -----------    -----------    -----------   -----------   -----------
Dividends from net investment income            (0.07)         (0.03)         (0.03)        (0.03)        (0.05)
Distributions from net realized gains           (0.25)         (1.73)            --         (0.02)           --
                                          -----------    -----------    -----------   -----------   -----------
Total Distributions                             (0.32)         (1.76)         (0.03)        (0.05)        (0.05)
                                          -----------    -----------    -----------   -----------   -----------
Net asset value, end of year              $     31.16    $     23.13    $     24.67   $     20.17   $     18.00
                                          ===========    ===========    ===========   ===========   ===========
Total Return                                   36.37%          1.45%         22.47%        12.38%        40.39%
                                          ===========    ===========    ===========   ===========   ===========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $   502,974    $   150,390    $    74,878   $    30,316   $    10,094
                                          ===========    ===========    ===========   ===========   ===========
 Ratio of expenses to average net assets        0.85%          0.86%          0.97%         0.99%         1.29%
                                          ===========    ===========    ===========   ===========   ===========
 Ratio of net investment income (loss)
  to average net assets                         0.18%          0.48%          0.25%         0.33%         0.52%
                                          ===========    ===========    ===========   ===========   ===========
 Portfolio Turnover Rate                      118.33%        111.76%        112.64%        63.91%        58.95%
                                          ===========    ===========    ===========   ===========   ===========

(i)  Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                                      From
                                                                                                                January 25, 1995
                                                                                                                 (commencement
                                                                                                               of operations) to
                                                                Year Ended December 31,                           December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                2000            1999         1998         1997        1996           1995(i)
                                               -----           -----        -----        -----       -----           -------
Net asset value, beginning of period        $    57.97     $     34.90  $     23.17 $     19.36  $     17.43       $   10.00
                                            ----------     -----------  ----------- -----------  -----------       ---------
Net investment income (loss)                     (0.02)(ii)      (0.09)       (0.05)      (0.03)       (0.03)(ii)      (0.03)
Net realized and unrealized gain
  on investments                                (13.77)          25.93        12.99        3.84         2.14            7.46
                                            ----------     -----------  ----------- -----------  -----------       ---------
Total from investment operations                (13.79)          25.84        12.94        3.81         2.11            7.43
Distributions from net realized gains            (5.38)          (2.77)       (1.21)       --          (0.18)            --
                                            ----------     -----------  ----------- -----------  -----------       ---------
Net asset value, end of period              $    38.80     $     57.97  $     34.90 $     23.17  $     19.36          $17.43
                                            ==========     ===========  =========== ===========  ===========       =========
Total Return                                    (24.83%)         78.06%       57.83%      19.68%       12.04%          74.30%
                                            ==========     ===========  =========== ===========  ===========       =========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $  476,517     $   362,500  $   101,710 $    53,488  $    34,925       $   5,497
                                            ==========     ===========  =========== ===========  ===========       =========
 Ratio of expenses excluding interest
  to average net assets                           0.90%           0.92%        0.93%       0.96%        1.06%           1.50%
                                            ==========     ===========  =========== ===========  ===========       =========
 Ratio of expenses including interest
  to average net assets                           0.90%           0.93%        0.96%       1.00%        1.09%           1.56%(iii)
                                            ==========     ===========  =========== ===========  ===========       =========
 Ratio of net investment income (loss)
  to average net assets                          (0.03%)         (0.49%)      (0.27%)    (0.17%)      (0.15%)         (0.71%)
                                            ==========     ===========  =========== ===========  ===========       =========
 Portfolio Turnover Rate                        132.28%         155.74%      143.59%     164.27%      102.10%         178.23%
                                            ==========     ===========  =========== ===========  ===========       =========
 Amount of debt outstanding
  at end of period                                  --              --           --          --           --              --
                                            ==========     ===========  =========== ===========  ===========       =========
 Average amount of debt outstanding
  during the period                                 --     $   266,584  $   246,101 $   201,644  $    76,079       $   8,122
                                            ==========     ===========  =========== ===========  ===========       =========
 Average daily number of shares
  outstanding during the period              9,802,168       4,395,246    2,480,478   2,135,458    1,107,187          75,460
                                            ==========     ===========  =========== ===========  ===========       =========
 Average amount of debt per share
  during the period                                 --     $      0.06  $      0.10 $      0.09  $      0.07       $    0.11
                                            ==========     ===========  =========== ===========  ===========       =========


(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:  (800) 992-3863


By mail:       The Alger American Fund
               One World Trade Center
               Suite 9333
               New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

THE ALGER AMERICAN FUND

A POOLED FUNDING VEHICLE FOR:
o VARIABLE ANNUITY CONTRACTS
o VARIABLE LIFE INSURANCE POLICIES
o QUALIFIED PENSION PLANS
o QUALIFIED RETIREMENT PLANS

                                                                      PROSPECTUS

                                                                     MAY 1, 2001




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO








AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                                     [LOGO]

                                                         THE ALGER AMERICAN FUND



                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

                                                 ALGER AMERICAN GROWTH PORTFOLIO




                                                                      PROSPECTUS

                                                                     MAY 1, 2001


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ........... Risk/Return Summary: Investments, Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio .................  2
              Alger American MidCap   Growth Portfolio ...  2
              Alger American Growth Portfolio ............  2


      2 ..... Principal Risks

              Alger American Small
                Capitalization Portfolio .................  3
              Alger American MidCap
                Growth Portfolio .........................  3
              Alger American Growth Portfolio ............  3

      3 ....  Performance

              Alger American Small
                Capitalization Portfolio .................  4
              Alger American MidCap
                Growth Portfolio .........................  4
              Alger American Growth Portfolio ............  4

5 ..........  Fees and Expenses
6 ..........  Management and Organization
6 ..........  Shareholder Information

              Distributor ................................  6
              Transfer Agent .............................  6
              Purchasing and Redeeming
              Fund Shares ................................  7

8 ..........  Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC}

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."



[GRAPHIC]



PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.



Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

       [The following table represents a bar chart in the printed piece.]

Year  91    92     93       94      95     96      97      98      99     00
-------------------------------------------------------------------------------
    57.54  3.55   13.28   -4.38   44.31   4.18   11.39   15.53   43.42  -27.20

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -19.80%     Q4    2000

Average Annual Total Return as of December 31, 2000

                                                             Since
                                                           Inception
                      1 Year     5 Years     10 Years      (9/21/88)
--------------------------------------------------------------------
American Small
  Capitalization      -27.20%      6.96%       13.57%       15.97%
Russell 2000
  Growth Index        -22.43%      7.15%       12.80%       10.24%
--------------------------------------------------------------------------------


ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

       [The following table represents a bar chart in the printed piece.]

Year  91     92    93      94      95     96      97      98      99       00
-------------------------------------------------------------------------------
    40.39  12.38  22.47   1.45   36.37   13.35   25.75   48.07   33.74   -14.77

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -14.69%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                                       Since
                                                     Inception
                   1 Year     5 Years    10 Years    (1/9/89)
--------------------------------------------------------------
American Growth    -14.77%     19.19%     20.45%       19.33%
S&P 500 Index       -9.10%     18.33%     17.46%       16.55%
--------------------------------------------------------------------------------



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

       [The following table represents a bar chart in the printed piece.]

Year   94       95      96        97       98       99       00
------------------------------------------------------------------
     -1.54    44.45    11.90    15.01    30.30    31.85    9.18

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 2000

                                                  Since
                                                Inception
                            1 Year    5 Years    (5/3/93)
---------------------------------------------------------
American MidCap Growth       9.18%     19.27%     22.57%
S&P MidCap 400 Index        17.51%     20.41%     18.22%
--------------------------------------------------------------------------------

[GRAPHIC]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


==========================================================================================================
                                                        ANNUAL FUND OPERATING EXPENSES
                                                        (expenses that are deducted from Fund assets)
                                                   -------------------------------------------------------
                          SHAREHOLDER FEES                                                  TOTAL ANNUAL
                          (fees paid directly      Management    Distribution    Other      FUND OPERATING
                          from your investment)    Fees          Fees            Expenses   EXPENSES
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL      None                     .85%          None            .05%       .90%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN            None                     .80%          None            .04%       .84%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN            None                     .75%          None            .04%       .79%
GROWTH
PORTFOLIO
==========================================================================================================


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year    3 Years    5 Years      10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN SMALL      $92        $287      $498         $1,108
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN            $86        $268      $466         $1,037
MIDCAP GROWTH
PORTFOLIO


ALGER AMERICAN            $81        $252      $439           $978
GROWTH
PORTFOLIO



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUTTHE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a Vice President and portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.


[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distrib-utions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------




PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period

                                                                                                                    From
                                                                                                                 May 3, 1993
                                                                                                                (commencement
                                                                                                              of operations) to
                                                                   Year Ended December 31,                       December 31,
------------------------------------------------------------------------------------------------------------------------------
                                         2000        1999      1998         1997     1996       1995      1994      1993(i)
                                         ----        ----      ----         ----     ----       ----      ----      ------
Net asset value, beginning of period   $  32.23    $  28.87  $  24.18     $ 21.35  $  19.44   $  13.46   $ 13.72    $ 10.00
                                       --------    --------  --------    --------  --------   --------   -------    -------
Net investment income (loss)              (0.03)(ii)  (0.05)     0.00(ii)   (0.04)     0.03      (0.03)     0.00(ii)  (0.02)

Net realized and unrealized gain
  (loss) on investments                    2.79        8.00      6.95        3.20      2.29       6.01     (0.21)      3.88
                                       --------    --------  --------    --------  --------   --------   -------    -------
Total from investment operations           2.76        7.95      6.95        3.16      2.32       5.98     (0.21)      3.86
                                       --------    --------  --------    --------  --------   --------   -------    -------
Dividends from net investment income         --          --        --       (0.01)       --         --        --         --

Distributions from net realized gains     (4.37)      (4.59)    (2.26)      (0.32)    (0.41)        --     (0.05)     (0.14)
                                       --------    --------  --------    --------  --------   --------   -------    -------
Total distributions                       (4.37)      (4.59)    (2.26)      (0.33)    (0.41)        --     (0.05)     (0.14)
                                       --------    --------  --------    --------  --------   --------   -------    -------
Net asset value, end of period         $  30.62    $  32.23  $  28.87    $  24.18  $  21.35   $  19.44   $ 13.46    $ 13.72
                                       ========    ========  ========    ========  ========   ========   =======    =======
Total Return                              9.18%      31.85%    30.30%      15.01%    11.90%     44.45%    (1.54%)    38.67%
                                       ========    ========  ========    ========  ========   ========   =======    =======
Ratios and Supplemental Data:

 Net assets, end of period
   (000's omitted)                     $332,734    $931,397  $689,571    $444,967  $394,847   $185,349   $62,178    $21,301
                                       ========    ========  ========    ========  ========   ========   =======    =======
 Ratio of expenses to average
   net assets                             0.84%       0.85%     0.84%       0.84%     0.84%      0.90%     0.97%      1.50%(iii)
                                       ========    ========  ========    ========  ========   ========   =======    =======
 Ratio of net investment income
   (loss) to average net assets          (0.09%)     (0.21%)    0.00%      (0.15%)    0.08%     (0.25%)    0.03%     (0.58%)
                                       ========    ========  ========    ========  ========   ========   =======    =======
 Portfolio Turnover Rate                130.85%     162.30%   152.21%     151.98%    90.97%    104.74%    83.96%     67.22%
                                       ========    ========  ========    ========  ========   ========   =======    =======

  (i) Ratios have been annualized; total return has not been annualized.

 (ii) Amount was computed based on average shares outstanding during the period.

(iii) Amount has been reduced by 0.03% due to expense reimbursements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year


                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  55.15        $ 43.97     $    43.75    $    40.91  $       39.41
                                          --------       --------     ----------      --------     ----------
Net investment income (loss)                  0.01(i)       (0.12)(i)      (0.02)        (0.05)(i)      (0.04)(i)

Net realized and unrealized gain (loss)
  on investments                            (12.80)         16.98           6.30          4.45           1.70
                                          --------       --------     ----------      --------     ----------
Total from investment operations            (12.79)         16.86           6.28          4.40           1.66
                                          --------       --------     ----------      --------     ----------
Dividends from net investment income            --             --             --            --             --

Distributions from net realized gains       (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------      --------     ----------
Total distributions                         (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------      --------     ----------
Net asset value, end of year              $  23.49       $  55.15     $    43.97      $  43.75     $    40.91
                                          ========       ========     ==========      ========     ==========
Total Return                               (27.20%)        43.42%         15.53%        11.39%          4.18%
                                          ========       ========     ==========      ========     ==========

Ratios and Supplemental Data:

 Net assets, end of year (000's omitted)  $700,370       $674,864     $1,216,584      $997,586     $1,469,518
                                          ========       ========     ==========      ========     ==========

 Ratio of expenses to average net assets     0.90%          0.90%          0.89%         0.89%          0.88%
                                          ========       ========     ==========      ========     ==========

 Ratio of net investment income (loss)
   to average net assets                     0.03%         (0.28%)        (0.20%)       (0.12%)        (0.09%)
                                          ========       ========     ==========      ========     ==========

 Portfolio Turnover Rate                   217.69%        182.25%        142.90%       104.43%        110.04%
                                          ========       ========     ==========      ========     ==========

                                                                Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.31       $  30.88       $  27.26      $  26.79       $  17.02
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.09)         (0.03)(i)      (0.05)        (0.06)         (0.03)

Net realized and unrealized gain (loss)
  on investments                             12.19          (1.45)          3.67          0.91           9.82
                                          --------       --------       --------      --------       --------
Total from investment operations             12.10          (1.48)          3.62          0.85           9.79
                                          --------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --          (0.02)

Distributions from net realized gains           --          (2.09)            --         (0.38)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (2.09)            --         (0.38)         (0.02)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  39.41       $  27.31       $  30.88      $  27.26       $  26.79
                                          ========       ========       ========      ========       ========
Total Return                                44.31%         (4.38%)        13.28%         3.55%         57.54%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

 Net assets, end of year (000's omitted)  $984,212       $397,037       $238,850      $135,718       $ 56,798
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          0.96%          1.03%         0.98%          1.06%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
   to average net assets                    (0.48%)        (0.10%)        (0.35%)       (0.37%)        (0.12%)
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    80.66%        117.61%        148.07%       108.06%        125.90%
                                          ========       ========       ========      ========       ========

(i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997             1996
                                            ----           ----           ----          ----             ----
Net asset value, beginning of year        $    64.38     $    53.22     $    42.76    $    34.33       $  31.16
                                          ----------     ----------     ----------    ----------       --------
Net investment income (loss)                    0.10          (0.03)          0.09          0.13           0.12
Net realized and unrealized gain (loss)
  on investments                               (8.75)         16.66          18.32          8.66           4.00
                                          ----------     ----------     ----------    ----------       --------
Total from investment operations               (8.65)         16.63          18.41          8.79           4.12
                                          ----------     ----------     ----------    ----------       --------
Dividends from net investment income              --          (0.08)         (0.13)        (0.13)         (0.02)

Distributions from net realized gains          (8.46)         (5.39)         (7.82)        (0.23)         (0.93)
                                          ----------     ----------     ----------    ----------       --------
Total Distributions                            (8.46)         (5.47)         (7.95)        (0.36)         (0.95)
                                          ----------     ----------     ----------    ----------       --------
Net asset value, end of year              $    47.27     $    64.38     $    53.22    $    42.76       $  34.33
                                          ==========     ==========     ==========    ==========       ========
Total Return                                 (14.77%)        33.74%         48.07%        25.75%         13.35%
                                          ==========     ==========     ==========    ==========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $1,809,937     $3,387,526     $1,905,719    $1,072,529       $991,028
                                          ==========     ==========     ==========    ==========       ========
 Ratio of expenses to average net assets       0.79%          0.79%          0.79%         0.79%          0.79%
                                          ==========     ==========     ==========    ==========       ========
 Ratio of net investment income (loss)
   to average net assets                       0.12%         (0.03%)         0.25%         0.27%          0.50%
                                          ==========     ==========     ==========    ==========       ========
 Portfolio Turnover Rate                     108.27%        135.13%        127.38%       129.50%         82.86%
                                          ==========     ==========     ==========    ==========       ========

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----         -------
Net asset value, beginning of year        $  23.13        $ 24.67        $ 20.17       $ 18.00        $ 12.86
                                          --------       --------       --------       -------        -------
Net investment income (loss)                  0.02           0.07           0.03          0.03           0.08(i)
Net realized and unrealized gain (loss)
  on investments                              8.33           0.15           4.50          2.19           5.11
                                          --------       --------       --------       -------        -------
Total from investment operations              8.35           0.22           4.53          2.22           5.19
                                          --------       --------       --------       -------        -------
Dividends from net investment income         (0.07)         (0.03)         (0.03)        (0.03)         (0.05)
Distributions from net realized gains        (0.25)         (1.73)            --         (0.02)            --
                                          --------       --------       --------       -------        -------
Total Distributions                          (0.32)         (1.76)         (0.03)        (0.05)         (0.05)
                                          --------       --------       --------       -------        -------
Net asset value, end of year              $  31.16       $  23.13       $  24.67       $ 20.17        $ 18.00
                                          ========       ========       ========       =======        =======
Total Return                                36.37%          1.45%         22.47%        12.38%         40.39%
                                          ========       ========       ========       =======        =======
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $502,974       $150,390       $ 74,878       $30,316        $10,094
                                          ========       ========       ========       =======        =======
 Ratio of expenses to average net assets     0.85%          0.86%          0.97%         0.99%          1.29%
                                          ========       ========       ========       =======        =======
 Ratio of net investment income (loss)
   to average net assets                     0.18%          0.48%          0.25%         0.33%          0.52%
                                          ========       ========       ========       =======        =======
 Portfolio Turnover Rate                   118.33%        111.76%        112.64%        63.91%         58.95%
                                          ========       ========       ========       =======        =======

(i) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & Company, Incorporated

THE ALGER AMERICAN FUND
SEC FILE #811-5550

THE ALGER AMERICAN FUND

A POOLED FUNDING VEHICLE FOR:
o VARIABLE ANNUITY CONTRACTS
o VARIABLE LIFE INSURANCE POLICIES
o QUALIFIED PENSION PLANS
o QUALIFIED RETIREMENT PLANS

                                                                      PROSPECTUS

                                                                     MAY 1, 2001





                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                                     [LOGO]

                                       THE ALGER AMERICAN FUND


                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                               ALGER AMERICAN GROWTH PORTFOLIO

                      ALGER AMERICAN INCOME & GROWTH PORTFOLIO




                                                    PROSPECTUS

                                                   MAY 1, 2001




TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ........... Risk/Return Summary: Investments, Risks & Performance

2 ........... Investments

              Alger American Small
                Capitalization Portfolio ............ 2

              Alger American Growth Portfolio ....... 2
              Alger American Income &
                Growth Portfolio .................... 2

2 ........... Principal Risks

              Alger American Small
                Capitalization Portfolio ............ 3
              Alger American Growth Portfolio ....... 3
              Alger American Income &
                Growth Portfolio .................... 3

3 ........... Performance

              Alger American Small
                Capitalization Portfolio ............ 3
              Alger American Growth Portfolio ....... 3
              Alger American Income &
                Growth Portfolio .................... 4

4 ........... Fees and Expenses
5 ........... Management and Organization
5 ........... Shareholder Information

              Distributor ........................... 5
              Transfer Agent ........................ 5
              Purchasing and Redeeming Fund Shares .. 6

8 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN GROWTH PORTFOLIO


GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO


GOAL

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN INCOME &Growth Portfolio


An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

       [The following table represents a bar chart in the printed piece.]


Year   91      92      93      94      95     96     97      98      99     00
--------------------------------------------------------------------------------
      57.54   3.55   13.28   -4.38   44.31   4.18  11.39   15.53   43.42  -27.20


Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -19.80%     Q4    2000

Average Annual Total Return as of December 31, 2000

                                                   Since
                                                 Inception
                   1 Year   5 Years   10 Years   (9/21/88)
-----------------------------------------------------------
American Small
  Capitalization   -27.20%    6.96%     13.57%     15.97%
Russell 2000
  Growth Index     -22.43%    7.15%     12.80%     10.24%
--------------------------------------------------------------------------------

ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

       [The following table represents a bar chart in the printed piece.]


Year    91      92      93     94     95      96      97     98      99     00
--------------------------------------------------------------------------------
      40.39   12.38   22.47   1.45  36.37   13.35   25.75  48.07   33.74  -14.77


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -14.69%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                                   Since
                                                 Inception
                   1 Year   5 Years   10 Years   (1/9/89)
 ----------------------------------------------------------
American Growth    -14.77%   19.19%     20.45%     19.33%
S&P 500 Index       -9.10%   18.33%     17.46%     16.55%
--------------------------------------------------------------------------------

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

       [The following table represents a bar chart in the printed piece.]

Year    91     92      93      94     95      96      97      98      99    00
--------------------------------------------------------------------------------
      23.51   8.64   10.34   -8.28  35.13   19.68   36.29   32.39   42.45  -1.27


Best Quarter:       35.96%    Q4      1999
Worst Quarter:      -9.34%    Q1      1994

Average Annual Total Return as of December 31, 2000

                                                  Since
                                                Inception
                    1 Year  5 Years   10 Years  (11/15/88)
----------------------------------------------------------
American
  Income & Growth   -1.27%   24.88%    18.74%     16.01%
S&P 500 Index       -9.10%   18.33%    17.46%     16.59%
----------------------------------------------------------

[Graphic Omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



==========================================================================================================
                                                        ANNUAL FUND OPERATING EXPENSES
                                                        (expenses that are deductedfrom Fund assets)
                                                   -------------------------------------------------------
                          SHAREHOLDER FEES                                                  TOTAL ANNUAL
                          (fees paid directly      Management    Distribution    Other      FUND OPERATING
                          from your investment)    Fees          Fees            Expenses   EXPENSES
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL      None                     .85%          None            .05%       .90%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN            None                     .75%          None            .04%       .79%
GROWTH
PORTFOLIO

ALGER AMERICAN            None                     .625%         None            .075%      .70%
INCOME & GROWTH
PORTFOLIO
==========================================================================================================


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year    3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN SMALL          $92       $287       $498       $1,108
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN GROWTH         $81       $252       $439         $978
PORTFOLIO

ALGER AMERICAN                $72       $224       $390         $871
INCOME & GROWTH
PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.

PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro, and Bonnie Smithwick are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Income & Growth Portfolio since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Mr. Tartaro, a co-manager of the Growth Portfolio since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio since June 2000, has been employed by the Manager as a Vice President and portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.


[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                         PLUS CASH AND OTHER ASSETS,  SUBTRACTING  ITS  LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                       THIS PAGE INTENTIONALLY LEFT BLANK

[GRAPHIC]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year


                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                             2000           1999           1998          1997           1996
                                             ----           ----           ----          ----           ----
Net asset value, beginning of year        $  55.15       $  43.97     $    43.75     $   40.91     $    39.41
                                          --------       --------     ----------     ---------     ----------
Net investment income (loss)                  0.01(i)       (0.12)(i)      (0.02)        (0.05)(i)      (0.04)(i)
Net realized and unrealized gain (loss)
  on investments                            (12.80)         16.98           6.30          4.45           1.70
                                          --------       --------     ----------     ---------     ----------
Total from investment operations            (12.79)         16.86           6.28          4.40           1.66
                                          --------       --------     ----------     ---------     ----------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains       (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------     ---------     ----------
Total distributions                         (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------     ---------     ----------
Net asset value, end of year              $  23.49       $  55.15     $    43.97     $   43.75     $    40.91
                                          ========       ========     ==========     =========     ==========
Total Return                               (27.20%)        43.42%         15.53%        11.39%          4.18%
                                          ========       ========     ==========     =========     ==========

Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $700,370       $674,864     $1,216,584      $997,586     $1,469,518
                                          ========       ========     ==========     =========     ==========

 Ratio of expenses to average net assets     0.90%          0.90%          0.89%         0.89%          0.88%
                                          ========       ========     ==========     =========     ==========

 Ratio of net investment income (loss)
   to average net assets                     0.03%         (0.28%)        (0.20%)       (0.12%)        (0.09%)
                                          ========       ========     ==========     =========     ==========

 Portfolio Turnover Rate                   217.69%        182.25%        142.90%       104.43%        110.04%
                                          ========       ========     ==========     =========     ==========

                                                                Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                             1995           1994           1993          1992           1991
                                             ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.31       $  30.88       $  27.26      $  26.79       $  17.02
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.09)         (0.03)(i)      (0.05)        (0.06)         (0.03)
Net realized and unrealized gain (loss)
  on investments                             12.19          (1.45)         3.67           0.91      9.82
                                          --------       --------       --------      --------       --------
Total from investment operations             12.10          (1.48)          3.62          0.85           9.79
                                          --------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --          (0.02)
Distributions from net realized gains           --          (2.09)            --         (0.38)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (2.09)            --         (0.38)         (0.02)
                                          --------       --------       --------      --------       --------
Net asset value, end of year               $ 39.41        $ 27.31     $    30.88       $ 27.26     $    26.79
                                          ========       ========       ========      ========       ========
Total Return                                44.31%         (4.38%)        13.28%         3.55%         57.54%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $984,212       $397,037       $238,850      $135,718       $ 56,798
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          0.96%          1.03%         0.98%          1.06%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
   to average net assets                    (0.48%)        (0.10%)        (0.35%)       (0.37%)        (0.12%)
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    80.66%        117.61%        148.07%       108.06%        125.90%
                                          ========       ========       ========      ========       ========

(i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                               2000           1999           1998          1997           1996
                                               ----           ----           ----          ----           ----
Net asset value, beginning of year         $    64.38     $    53.22     $    42.76    $    34.33       $  31.16
                                           ----------     ----------     ----------    ----------       --------

Net investment income (loss)                     0.10          (0.03)          0.09          0.13           0.12
Net realized and unrealized gain (loss)
  on investments                                (8.75)         16.66          18.32          8.66           4.00
                                           ----------     ----------     ----------    ----------       --------

Total from investment operations                (8.65)         16.63          18.41          8.79           4.12
                                           ----------     ----------     ----------    ----------       --------

Dividends from net investment income               --          (0.08)         (0.13)        (0.13)         (0.02)
Distributions from net realized gains           (8.46)         (5.39)         (7.82)        (0.23)         (0.93)
                                           ----------     ----------     ----------    ----------       --------

Total Distributions                             (8.46)         (5.47)         (7.95)        (0.36)         (0.95)
                                           ----------     ----------     ----------    ----------       --------

Net asset value, end of year               $    47.27       $  64.38     $    53.22    $    42.76       $  34.33
                                           ==========     ==========     ==========    ==========       ========

Total Return                                  (14.77%)        33.74%         48.07%        25.75%         13.35%
                                           ==========     ==========     ==========    ==========       ========

Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)   $1,809,937     $3,387,526     $1,905,719    $1,072,529       $991,028
                                           ==========     ==========     ==========    ==========       ========

 Ratio of expenses to average net assets        0.79%          0.79%          0.79%         0.79%          0.79%
                                           ==========     ==========     ==========    ==========       ========

 Ratio of net investment income (loss)
   to average net assets                        0.12%         (0.03%)         0.25%          0.27%         0.50%
                                           ==========     ==========     ==========    ==========       ========

 Portfolio Turnover Rate                      108.27%        135.13%        127.38%       129.50%         82.86%
                                           ==========     ==========     ==========    ==========       ========

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  23.13       $  24.67       $  20.17      $  18.00       $  12.86
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.02           0.07           0.03          0.03           0.08(i)
Net realized and unrealized gain (loss)
  on investments                              8.33           0.15          4.50           2.19           5.11
                                          --------       --------       --------      --------       --------
Total from investment operations              8.35           0.22           4.53          2.22           5.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.07)         (0.03)         (0.03)        (0.03)         (0.05)
Distributions from net realized gains        (0.25)         (1.73)            --         (0.02)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.32)         (1.76)         (0.03)        (0.05)         (0.05)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  31.16       $  23.13       $  24.67      $  20.17       $  18.00
                                          ========       ========       ========      ========       ========
Total Return                                36.37%          1.45%         22.47%        12.38%         40.39%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $502,974       $150,390       $ 74,878      $ 30,316       $ 10,094
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.85%          0.86%          0.97%         0.99%          1.29%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
   to average net assets                     0.18%          0.48%          0.25%         0.33%          0.52%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   118.33%        111.76%        112.64%        63.91%         58.95%
                                          ========       ========       ========      ========       ========

(i) Amount was computed based on average shares outstanding during the year.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  17.58       $  13.12       $  10.99      $   8.42       $  17.79
                                          --------       --------       --------      --------       --------
Net investment income                         0.05           0.00           0.03          0.03           0.09(i)
Net realized and unrealized gain (loss)
  on investments                             (0.44)          5.26          3.30           2.94           1.87
                                          --------       --------       --------      --------       --------
Total from investment operations             (0.39)          5.26           3.33          2.97           1.96
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.01)         (0.03)         (0.04)        (0.04)         (0.33)
Distributions from net realized gains        (3.92)         (0.77)         (1.16)        (0.36)        (11.00)
                                          --------       --------       --------      --------       --------
Total Distributions                          (3.93)         (0.80)         (1.20)        (0.40)        (11.33)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.26       $  17.58       $  13.12      $  10.99       $   8.42
                                          ========       ========       ========      ========       ========
Total Return                                (1.27%)        42.45%         32.39%        36.29%         19.68%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $150,783       $ 91,250       $ 77,926      $ 47,399       $ 20,910
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.70%          0.70%         0.74%          0.81%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
   ratios due to expense reimbursements         --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
   average net assets                        0.43%          0.03%          0.31%         0.56%          0.94%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   142.43%        193.23%        131.67%       150.09%        121.60%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  13.30       $  15.31       $ 13.93       $  13.08       $  10.67
                                          --------       --------       --------      --------       --------
Net investment income                         0.11(i)        0.17           0.07          0.08           0.09
Net realized and unrealized gain (loss)
  on investments                              4.54          (1.47)          1.37          1.02           2.41
                                          --------       --------       --------      --------       --------
Total from investment operations              4.65          (1.30)          1.44          1.10           2.50
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.16)         (0.15)         (0.06)        (0.12)         (0.09)
Distributions from net realized gains           --          (0.56)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.16)         (0.71)         (0.06)        (0.25)         (0.09)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  17.79       $  13.30       $  15.31      $  13.93       $  13.08
                                          ========       ========       ========      ========       ========
Total Return                                35.13%         (8.28%)        10.34%         8.64%         23.51%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $  8,639       $ 29,135       $ 31,895      $  8,671       $  2,663
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.75%          0.75%          0.97%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
   ratios due to expense reimbursements         --             --             --         0.01%          0.66%

                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
   average net assets                        0.61%          1.22%          1.51%         1.62%          2.54%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   164.05%        177.97%        105.80%       100.62%         61.11%
                                          ========       ========       ========      ========       ========

(i) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863


By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND


                                 A POOLED FUNDING VEHICLE FOR:
                                 o VARIABLE ANNUITY CONTRACTS
                                 o VARIABLE LIFE INSURANCE POLICIES
                                 o QUALIFIED PENSION PLANS
                                 o QUALIFIED RETIREMENT PLANS




                                                                      PROSPECTUS

                                                                     MAY 1, 2001


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO







AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                     [LOGO]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  ALGER AMERICAN
                                                  SMALL CAPITALIZATION PORTFOLIO




                                                                      PROSPECTUS

                                                                     MAY 1, 2001

TABLE OF CONTENTS
----------------------------------------------------------------------
2 ........... Risk/Return Summary: Investments, Risks & Performance



3 ........... Fees and Expenses
4 ........... Management and Organization
4 ........... Shareholder Information

              Distributor .......................................... 4
              Transfer Agent ....................................... 4
              Purchasing and Redeeming Fund Shares ................. 5

6 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.




[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources



[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.

The Index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

----------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represent bar chart in the printed piece.]

Year  91     92     93     94     95     96    97     98     99      00
------------------------------------------------------------------------
     57.54  3.55  13.28  -4.38  44.31  4.18  11.39  15.53  43.42  -27.20

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -19.80%     Q4    2000

Average Annual Total Return as of December 31, 2000
                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (9/21/88)
------------------------------------------------------------
American Small
  Capitalization   -27.20%   6.96%    13.57%      15.97%
Russell 2000
  Growth Index     -22.43%   7.15%    12.80%      10.24%
----------------------------------------------------------------------

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


--------------------------------------------------------------------------------
                                    ANNUAL FUND OPERATING
                                    EXPENSES
                                    (expenses that are deducted
                                    from Fund assets)
                      SHAREHOLDER
                      FEES                                             TOTAL
                      (fees paid                                       ANNUAL
                      directly                                         FUND
                      from your    Management  Distribution  Other     OPERATING
                      investment)  Fees        Fees          Expenses  EXPENSES
================================================================================
ALGER AMERICAN SMALL     None        .85%          None        .05%      .90%
CAPITALIZATION
PORTFOLIO
--------------------------------------------------------------------------------

EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


------------------------------------------------------------------
                           1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------
  ALGER AMERICAN SMALL      $92       $287     $498       $1,108
  CAPITALIZATION
  PORTFOLIO
------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since its inception and, a for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


David Alger and Bonnie Smithwick are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Smithwick, a co-manager of the portfolio since June 2000, has been employed by the Manager as a Vice President and portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the disributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                      ----------------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                         PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
                                   AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                      ----------------------------------------------------------


PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

--------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  55.15       $  43.97     $    43.75      $  40.91     $    39.41
                                          --------       --------     ----------      --------     ----------
Net investment income (loss)                  0.01(i)       (0.12)(i)      (0.02)        (0.05)(i)      (0.04)(i)
Net realized and unrealized gain (loss)
 on investments                             (12.80)         16.98           6.30          4.45           1.70
                                          --------       --------     ----------      --------     ----------
Total from investment operations            (12.79)         16.86           6.28          4.40           1.66
                                          --------       --------     ----------      --------     ----------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains       (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------      --------     ----------
Total distributions                         (18.87)         (5.68)         (6.06)        (1.56)         (0.16)
                                          --------       --------     ----------      --------     ----------
Net asset value, end of year              $  23.49       $  55.15     $    43.97      $  43.75     $    40.91
                                          ========       ========     ==========      ========     ==========
Total Return                               (27.20%)        43.42%         15.53%        11.39%          4.18%
                                          ========       ========     ==========      ========     ==========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $700,370       $674,864     $1,216,584      $997,586     $1,469,518
                                          ========       ========     ==========      ========     ==========
 Ratio of expenses to average net assets     0.90%          0.90%          0.89%         0.89%          0.88%
                                          ========       ========     ==========      ========     ==========
 Ratio of net investment income (loss)
  to average net assets                      0.03%         (0.28%)        (0.20%)       (0.12%)        (0.09%)
                                          ========       ========     ==========      ========     ==========
 Portfolio Turnover Rate                   217.69%        182.25%        142.90%       104.43%        110.04%
                                          ========       ========     ==========      ========     ==========

--------------------------------------------------------------------------------

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.31       $  30.88       $  27.26      $  26.79       $  17.02
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.09)         (0.03)(i)      (0.05)        (0.06)         (0.03)
Net realized and unrealized gain (loss)
 on investments                              12.19          (1.45)          3.67          0.91           9.82
                                          --------       --------       --------      --------       --------
Total from investment operations             12.10          (1.48)          3.62          0.85           9.79
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --             --            --          (0.02)
Distributions from net realized gains           --          (2.09)            --         (0.38)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (2.09)            --         (0.38)         (0.02)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  39.41       $  27.31       $  30.88      $  27.26       $  26.79
                                          ========       ========       ========      ========       ========
Total Return                                44.31%         (4.38%)        13.28%         3.55%         57.54%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $984,212       $397,037       $238,850      $135,718       $ 56,798
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          0.96%          1.03%         0.98%          1.06%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.48%)        (0.10%)        (0.35%)       (0.37%)        (0.12%)
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    80.66%        117.61%        148.07%       108.06%        125.90%
                                          ========       ========       ========      ========       ========

--------------------------------------------------------------------------------
  (i)Amount was computed based on average shares outstanding during the period.

FOR FUND INFORMATION:

By telephone: (800) 992-3863


By mail:      The Alger American Fund
              One World Trade Center
              Suite 9333
              New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND



                                 A POOLED FUNDING VEHICLE FOR:
                                 o VARIABLE ANNUITY CONTRACTS
                                 o VARIABLE LIFE INSURANCE POLICIES
                                 o QUALIFIED PENSION PLANS
                                 o QUALIFIED RETIREMENT PLANS





                                                                      PROSPECTUS

                                                                     MAY 1, 2001


                                                 ALGER AMERICAN GROWTH PORTFOLIO









AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                     [LOGO]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                 ALGER AMERICAN GROWTH PORTFOLIO




                                                                      PROSPECTUS

                                                                     MAY 1, 2001

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ........... Risk/Return Summary: Investments, Risks & Performance


3 ........... Fees and Expenses
4 ........... Management and Organization
4 ........... Shareholder Information

              Distributor .........................................  4
              Transfer Agent ......................................  4
              Purchasing and Redeeming Fund Shares ................  5

6 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND--
ALGER AMERICAN GROWTH PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.



[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.





[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.



ALGER AMERICAN GROWTH PORTFOLIO

[Data below represents bar chart in printed piece.]

Annual Total Return as of December 31 each year (%)

Year     91     92     93     94    95     96     97     98     99     00
-----  -----  -----  -----  ----  -----  -----  -----  -----  -----   -----
       40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07  33.74  -14.77

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -14.69%    Q4      2000

Average Annual Total Return as of December 31, 2000

                                                  Since
                                                Inception
                   1 Year   5 Years   10 Years   (1/9/89)
-----------------------------------------------------------
American Growth    -14.77%   19.19%    20.45%     19.33%
S&P 500 Index       -9.10%   18.33%    17.46%     16.55%
-----------------------------------------------------------


[GRAPHIC OMITTED]



FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

--------------------------------------------------------------------------------
                                    ANNUAL FUND OPERATING
                                    EXPENSES
                                    (expenses that are deducted
                                    from Fund assets)

                      SHAREHOLDER                                      TOTAL
                      FEES                                             ANNUAL
                      (fees paid                                       FUND
                      directly                                         OPERATING
                      from your    Management  Distribution  Other     EXPENSES
                      investment)  Fees        Fees          Expenses
================================================================================
ALGER AMERICAN           None        .75%          None         .04%      .79%
GROWTH
PORTFOLIO
--------------------------------------------------------------------------------


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                             1 Year      3 Years      5 Years      10 Years
================================================================================
  ALGER AMERICAN              $81          $252         $439         $978
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The Portfolio has had the same manager since its inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the portfolio since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000.



[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                   -------------------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                         PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
                                   AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                  --------------------------------------------------------------


PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                             2000           1999           1998          1997           1996
                                             ----           ----           ----          ----           ----
Net asset value, beginning of year        $    64.38     $    53.22     $    42.76    $    34.33       $  31.16
                                          ----------     ----------     ----------    ----------       --------
Net investment income (loss)                    0.10          (0.03)          0.09          0.13           0.12
Net realized and unrealized gain (loss)
 on investments                                (8.75)         16.66          18.32          8.66           4.00
                                          ----------     ----------     ----------    ----------       --------
Total from investment operations               (8.65)         16.63          18.41          8.79           4.12
                                          ----------     ----------     ----------    ----------       --------
Dividends from net investment income              --          (0.08)         (0.13)        (0.13)         (0.02)
Distributions from net realized gains          (8.46)         (5.39)         (7.82)        (0.23)         (0.93)
                                          ----------     ----------     ----------    ----------       --------
Total Distributions                            (8.46)         (5.47)         (7.95)        (0.36)         (0.95)
                                          ----------     ----------     ----------    ----------       --------
Net asset value, end of year              $    47.27     $    64.38     $    53.22    $    42.76       $  34.33
                                          ==========     ==========     ==========    ==========       ========
Total Return                                 (14.77%)        33.74%         48.07%        25.75%         13.35%
                                          ==========     ==========     ==========    ==========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $1,809,937     $3,387,526     $1,905,719    $1,072,529       $991,028
                                          ==========     ==========     ==========    ==========       ========
 Ratio of expenses to average net assets       0.79%          0.79%          0.79%         0.79%          0.79%
                                          ==========     ==========     ==========    ==========       ========
 Ratio of net investment income (loss)
  to average net assets                        0.12%         (0.03%)         0.25%         0.27%          0.50%
                                          ==========     ==========     ==========    ==========       ========
 Portfolio Turnover Rate                     108.27%        135.13%        127.38%       129.50%         82.86%
                                          ==========     ==========     ==========    ==========       ========

--------------------------------------------------------------------------------

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            ----           ----           ----          ----          -----
Net asset value, beginning of year        $  23.13       $  24.67       $  20.17      $  18.00       $  12.86
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.02           0.07           0.03          0.03           0.08(i)
Net realized and unrealized gain (loss)
 on investments                               8.33           0.15           4.50          2.19           5.11
                                          --------       --------       --------      --------       --------
Total from investment operations              8.35           0.22           4.53          2.22           5.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.07)         (0.03)         (0.03)        (0.03)         (0.05)
Distributions from net realized gains        (0.25)         (1.73)            --         (0.02)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.32)         (1.76)         (0.03)        (0.05)         (0.05)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  31.16       $  23.13       $  24.67      $  20.17       $  18.00
                                          ========       ========       ========      ========       ========
Total Return                                36.37%          1.45%         22.47%        12.38%         40.39%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $502,974       $150,390       $ 74,878      $ 30,316       $ 10,094
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.85%          0.86%          0.97%         0.99%          1.29%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.18%          0.48%          0.25%         0.33%          0.52%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   118.33%        111.76%        112.64%        63.91%         58.95%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone: (800) 992-3863


By mail:      The Alger American Fund
              One World Trade Center
              Suite 9333
              New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED













THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND



                            A POOLED FUNDING VEHICLE FOR:
                            o VARIABLE ANNUITY CONTRACTS
                            o VARIABLE LIFE INSURANCE POLICIES
                            o QUALIFIED PENSION PLANS
                            o QUALIFIED RETIREMENT PLANS


                                                                   PROSPECTUS


                                                                   MAY 1, 2001


                                      ALGER AMERICAN INCOME & GROWTH PORTFOLIO


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                     [LOGO]

                               THE ALGER
                           AMERICAN FUND

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

                              PROSPECTUS
                             MAY 1, 2001


TABLE OF CONTENTS


2.............Risk/Return Summary: Investments, Risks & Performance

3.............Fees and Expenses
3.............Management and Organization
4.............Shareholder Information

              Distributor...............................4
              Transfer Agent............................4
              Purchasing and Redeeming Fund Shares......4

6.............Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC]


THE ALGER AMERICAN FUND--ALGER AMERICAN
INCOME & GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o    High Unit Volume Growth

     Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o    Positive Life Cycle Change

     Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC]

PERFORMANCE


The following bar chart shows the change in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece.]

 Year     91     92      93      94      95      96     97     98     99     00
         ----   ----    ----    ----    ----    ----   ----   ----   ----   ----
        23.51   8.64   10.34   -8.28   35.13   19.68  36.29  32.39  42.45  -1.27

Best Quarter:         35.96%  Q4      1999
Worst Quarter:        -9.34%  Q1      1994

Average Annual Total Return as of December 31, 2000

                                                      Since
                                                    Inception
                    1 Year  5 Years    10 Years     (11/15/88)
--------------------------------------------------------------
American
  Income & Growth    -1.27%    24.88%     18.74%       16.01%
S&P 500 Index        -9.10%    18.33%     17.46%       16.59%


[GRAPHIC]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.




                                                                              ANNUAL FUND OPERATING
                                                                              EXPENSES
                                                                              (expenses that are deducted
                                                                              from Fund assets)
                                SHAREHOLDER FEES
                             (fees paid directly from                                                           TOTAL ANNUAL FUND
                                 your investment)      Management Fees     Distribution Fees    Other Expenses  OPERATING EXPENES
---------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN                      None                  .625%                   None            .075%                .70%
INCOME & GROWTH
PORTFOLIO

EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year      3 Years     5 Years    10 Years
-------------------------------------------------------------------------------
  ALGER AMERICAN                     $72         $224       $390       $871
  INCOME & GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.



ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since its inception and, for the most recent fiscal year, the portfolios paid the Manager fees at an annual rate based on a percentage of average daily net assets of .625%.


PORTFOLIO MANAGERS


David Alger and Seilai Khoo are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the portfolio since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000.


[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

[GRAPHIC]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




ALGER AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  17.58       $  13.12       $  10.99     $    8.42      $   17.79
                                          --------       --------       --------     ---------      ---------
Net investment income                         0.05           0.00           0.03          0.03           0.09(i)
Net realized and unrealized gain (loss)
 on investments                              (0.44)          5.26           3.30          2.94           1.87
                                          --------       --------       --------     ---------      ---------
Total from investment operations             (0.39)          5.26           3.33          2.97           1.96
                                          --------       --------       --------     ---------      ---------
Dividends from net investment income         (0.01)         (0.03)         (0.04)        (0.04)         (0.33)
Distributions from net realized gains        (3.92)         (0.77)         (1.16)        (0.36)        (11.00)
                                          --------       --------       --------     ---------      ---------
Total Distributions                          (3.93)         (0.80)         (1.20)        (0.40)        (11.33)
                                          --------       --------       --------     ---------      ---------
Net asset value, end of year              $  13.26       $  17.58       $  13.12     $   10.99      $    8.42
                                          ========       ========       ========     =========      =========
Total Return                                (1.27%)        42.45%         32.39%        36.29%         19.68%
                                          ========       ========       ========     =========      =========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $150,783       $ 91,250       $ 77,926     $  47,399      $  20,910
                                          ========       ========       ========     =========      =========
 Ratio of expenses to average net assets     0.70%          0.70%          0.70%         0.74%          0.81%
                                          ========       ========       ========     =========      =========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========     =========      =========
 Ratio of net investment income to
  average net assets                         0.43%          0.03%          0.31%         0.56%          0.94%
                                          ========       ========       ========     =========      =========
 Portfolio Turnover Rate                   142.43%        193.23%        131.67%       150.09%        121.60%
                                          ========       ========       ========     =========      =========




                                                                Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.30       $  15.31       $  13.93      $  13.08       $  10.67
                                          --------       --------       --------      --------       --------
Net investment income                         0.11(i)        0.17           0.07          0.08           0.09
Net realized and unrealized gain (loss)
 on investments                               4.54          (1.47)          1.37          1.02           2.41
                                          --------       --------       --------      --------       --------
Total from investment operations              4.65          (1.30)          1.44          1.10           2.50
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.16)         (0.15)         (0.06)        (0.12)         (0.09)
Distributions from net realized gains           --          (0.56)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.16)         (0.71)         (0.06)        (0.25)         (0.09)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  17.79       $  13.30       $  15.31      $  13.93       $  13.08
                                          ========       ========       ========      ========       ========
Total Return                                35.13%         (8.28%)        10.34%         8.64%         23.51%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $  8,639       $ 29,135       $ 31,895      $  8,671       $  2,663
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.75%          0.75%          0.97%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --         0.01%          0.66%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.61%          1.22%          1.51%         1.62%          2.54%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   164.05%        177.97%        105.80%       100.62%         61.11%
                                          ========       ========       ========      ========       ========

(i) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:  (800) 992-3863


By mail:       The Alger American Fund
               One World Trade Center
               Suite 9333
               New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



THE ALGER AMERICAN FUND
SEC FILE #811-5550

                            THE ALGER AMERICAN FUND





                        A POOLED FUNDING VEHICLE FOR:
                        O VARIABLE ANNUITY CONTRACTS
                        O VARIABLE LIFE INSURANCE POLICIES
                        O QUALIFIED PENSION PLANS
                        O QUALIFIED RETIREMENT PLANS


                                                           PROSPECTUS

                                                           MAY 1, 2001




                        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO











AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                     [LOGO]

THE ALGER
AMERICAN FUND

ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


PROSPECTUS
MAY 1, 2001

TABLE OF CONTENTS
-------------------------------------------------------------------
2.............Risk/Return Summary: Investments, Risks & Performance

3.............Fees and Expenses
4.............Management and Organization
4.............Shareholder Information

              Distributor............................4
              Transfer Agent.........................4
              Purchasing and Redeeming
              Fund Shares............................5

6.............Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC]


THE ALGER AMERICAN FUND--ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS
& PERFORMANCE


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS
LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

     Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

     Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The Portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.




[GRAPHIC]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


[GRAPHIC]


PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)


             [Data below represents bar chart in the printed piece]

Year               94      95      96     97      98     99     00
                  ----    ----    ----   ----    ----   ----   ----
                 -1.54    44.45  11.90  15.01   30.30  31.85   9.18

Best Quarter:        27.07%   Q4     1998
Worst Quarter:      -14.91%   Q3     1998

Average Annual Total Return as of December 31, 2000


                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
-------------------------------------------------------
American MidCap Growth       9.18%   19.27%   22.57%
S&P MidCap 400 Index        17.51%   20.41%   18.22%

--------------------------------------------------------------------------------



[GRAPHIC]



FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                (expenses that are deducted
                                                                       from fund assets)
                       SHAREHOLDER FEES     -------------------------------------------------------------------------
                   (fees paid directly from                                                        TOTAL ANNUAL FUND
                      your investment)       Management Fees   Distribution Fees  Other Expenses   OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN               None                .80%              None                 .04%               .84%
MIDCAP GROWTH
PORTFOLIO

EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year       3 Years      5 Years         10 Years
-------------------------------------------------------------------------------
  ALGER AMERICAN          $86          $268        $466           $1,037
  MIDCAP GROWTH
  PORTFOLIO



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS


The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC]


MANAGEMENT AND ORGANIZATION
MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since its inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .80%.


PORTFOLIO MANAGERS


David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the portfolio since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000.


[GRAPHIC]



SHAREHOLDER INFORMATION
DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.



DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.



                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                                   From
                                                                                                                May 3, 1993
                                                                                                               (commencement
                                                                                                             of operations) to
                                                                 Year Ended December 31,                       December 31,
------------------------------------------------------------------------------------------------------------------------------
                                       2000        1999      1998         1997     1996       1995     1994         1993(i)
                                       -----       -----     -----        -----    -----      -----    -----       ----
Net asset value, beginning of period $  32.23    $  28.87  $  24.18    $  21.35  $  19.44   $  13.46   $ 13.72    $ 10.00
                                     --------    --------  --------    --------  --------   --------   -------    -------
Net investment income (loss)            (0.03)(ii)  (0.05)     0.00(ii)   (0.04)     0.03      (0.03)     0.00(ii)  (0.02)
Net realized and unrealized gain
 (loss) on investments                   2.79        8.00      6.95        3.20      2.29       6.01     (0.21)      3.88
                                     --------    --------  --------    --------  --------   --------   -------    -------
Total from investment operations         2.76        7.95      6.95        3.16      2.32       5.98     (0.21)      3.86
                                     --------    --------  --------    --------  --------   --------   -------    -------
Dividends from net investment income       --          --        --       (0.01)       --         --        --         --
Distributions from net realized gains   (4.37)      (4.59)    (2.26)      (0.32)    (0.41)        --     (0.05)     (0.14)
                                     --------    --------  --------    --------  --------   --------   -------    -------
Total distributions                     (4.37)      (4.59)    (2.26)      (0.33)    (0.41)        --     (0.05)     (0.14)
                                     --------    --------  --------    --------  --------   --------   -------    -------
Net asset value, end of period       $  30.62    $  32.23  $  28.87    $  24.18  $  21.35   $  19.44   $ 13.46    $ 13.72
                                     ========    ========  ========    ========  ========   ========   =======    =======
Total Return                            9.18%       31.85%    30.30%      15.01%    11.90%     44.45%    (1.54%)    38.67%
                                     ========    ========  ========    ========  ========   ========   =======    =======
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                    $332,734    $931,397  $689,571    $444,967  $394,847   $185,349   $62,178    $21,301
                                     ========    ========  ========    ========  ========   ========   =======    =======
 Ratio of expenses to average
  net assets                            0.84%        0.85%     0.84%       0.84%     0.84%      0.90%     0.97%      1.50%(iii)
                                     ========    ========  ========    ========  ========   ========   =======    =======
 Ratio of net investment income
  (loss) to average net assets         (0.09%)      (0.21%)    0.00%      (0.15%)    0.08%     (0.25%)    0.03%     (0.58%)
                                     ========    ========  ========    ========  ========   ========   =======    =======
 Portfolio Turnover Rate              130.85%      162.30%   152.21%     151.98%    90.97%    104.74%    83.96%     67.22%
                                     ========    ========  ========    ========  ========   ========   =======    =======



(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:


By telephone:  (800) 992-3863



By mail:       The Alger American Fund
               One World Trade Center
               Suite 9333
               New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & Company, Incorporated


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                            The Alger American Fund

                            A pooled funding vehicle for:

                            o variable annuity contracts
                            o variable life insurance policies
                            o qualified pension plans
                            o qualified retirement plans


                                                                      PROSPECTUS
                                                                     May 1, 2001


Alger American Leveraged AllCap Portfolio


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                     [LOGO]

The Alger
American Fund

Alger American Leveraged
AllCap Portfolio

PROSPECTUS


May 1, 2001




TABLE OF CONTENTS
----------------------------------------------------
2.................Risk/Return Summary:
                  Investments, Risks & Performance


3.................Fees and Expenses
4.................Management and Organization
4.................Shareholder Information

                  Distributor.......................4
                  Transfer Agent....................4
                  Purchasing and Redeeming
                  Fund Shares.......................5

6.................Financial Highlights



Back Cover:            How to obtain more information

[GRAPHIC]


The Alger American Fund--Alger American
Leveraged AllCap Portfolio


Risk/Return Summary: Investments, Risks &
Performance



Investment Goal and Approach


The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

     Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

     Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


[GRAPHIC]


Principal Risks

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its invFestments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

[GRAPHIC]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

The index is unmanaged and no expenses or fees are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 EACH YEAR (%)

[THE FOLLOWING REPRESENTS A BAR CHART IN THE PRINTED PIECE.]

Year   96       97       98       99        00
     -----    -----    -----    -----     -----
     12.04    19.68    57.83    78.06    -24.83

Best Quarter:    40.16%      Q4    1999
Worst Quarter:  -21.93%      Q4    2000

Average Annual Total Return as of December 31, 2000
                                                               Since
                                                             Inception
                             1 Year           5 Years        (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
    All Cap                 -24.83%           23.15%          30.86%
S&P 500 Index                -9.10%           18.33%          21.19%

--------------------------------------------------------------------------------

[GRAPHIC]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

                                                                                ANNUAL FUND OPERATING
                                                                                      EXPENSES
                                                                            (expenses that are deducted
                                                                                  from Fund assets)
                        SHAREHOLDER FEES
                    (fees paid directly from                                                              TOTAL ANNUAL FUND
                        your investment)       Management Fees    Distribution Fees   Other Expenses      OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN            None                    .85%                  None              .05%                  .90%
LEVERAGED ALLCAP
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year       3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                   $92           $287          $498      $1,108
LEVERAGED ALLCAP
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS



The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048



The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since its inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


David Alger and Seilai Khoo are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the portfolios since 1995, has been employed by Alger Management since 1989, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000.


[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age

59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                                    NAV (NET ASSET VALUE) IS COMPLETED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                         PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
                                   AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.



PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                Year Ended December 31,            December 31,
-----------------------------------------------------------------------------------------------------------------
                                            2000        1999        1998       1997        1996       1995(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period      $  57.97    $  34.90    $  23.17   $  19.36    $  17.43    $  10.00
                                          --------    --------    --------   --------    --------    --------
Net investment income (loss)                 (0.02)(ii)  (0.09)      (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain
  on investments                            (13.77)      25.93       12.99       3.84        2.14        7.46
                                          --------    --------    --------   --------    --------    --------
Total from investment operations            (13.79)      25.84       12.94       3.81        2.11        7.43
Distributions from net realized gains        (5.38)      (2.77)      (1.21)        --       (0.18)         --
                                          --------    --------    --------   --------    --------    --------
Net asset value, end of period            $  38.80    $  57.97    $  34.90   $  23.17    $  19.36    $  17.43
                                          ========    ========    ========   ========    ========    ========
 Total Return                               (24.83%)     78.06%      57.83%     19.68%      12.04%      74.30%
                                          ========    ========    ========   ========    ========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 476,517   $ 362,500   $ 101,710  $  53,488   $  34,925   $  5,497
                                          ========    ========    ========   ========    ========    ========
 Ratio of expenses excluding interest
  to average net assets                       0.90%       0.92%       0.93%      0.96%       1.06%       1.50%
                                          ========    ========    ========   ========    ========    ========
 Ratio of expenses including interest
  to average net assets                       0.90%       0.93%       0.96%      1.00%       1.09%       1.56%(iii)
                                          ========    ========    ========   ========    ========    ========
 Ratio of net investment income (loss)
  to average net assets                      (0.03%)     (0.49%)     (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                          ========    ========    ========   ========    ========    ========
 Portfolio Turnover Rate                    132.28%     155.74%     143.59%    164.27%     102.10%     178.23%
                                          ========    ========    ========   ========    ========    ========
 Amount of debt outstanding
  at end of period                              --          --          --         --          --          --
                                          ========    ========    ========   ========    ========    ========
 Average amount of debt outstanding
  during the period                             --    $266,584    $246,101   $201,644    $ 76,079    $  8,122
                                          ========    ========    ========   ========    ========    ========
 Average daily number of shares
  outstanding during the period          9,802,168   4,395,246   2,480,478  2,135,458   1,107,187      75,460
                                         =========   =========   =========  =========   =========    ========
 Average amount of debt per share
  during the period                             --   $    0.06    $   0.10   $   0.09    $   0.07    $   0.11
                                          ========   =========    ========   ========    ========    ========



(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 2.36% due to expense reimbursements.

                 THE ALGER AMERICAN FUND

                       A POOLED  FUNDING  VEHICLE  FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS



                                           PROSPECTUS

                                          MAY 1, 2001




                        ALGER AMERICAN BALANCED PORTFOLIO






AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.




                                     [LOGO]

                                       TABLE OF CONTENTS
                                   ---------------------------------------------

                                       2 ....Risk/Return Summary: Investments,
                                                 Risks & Performance
                        THE ALGER
                    AMERICAN FUND      3 ....Fees and Expenses
                                       4 ....Management & Organization
                                       4 ....Shareholder Information
ALGER AMERICAN BALANCED PORTFOLIO
                                             Distributor ......................4
                                             Transfer Agent ...................4
                                             Purchasing and Redeeming
                                             Fund Shares ......................5

                                       6 ....Financial Highlights

                               Back Cover:   How to obtain more information







                       PROSPECTUS
                      MAY 1, 2001

[Graphic Omitted]


THE ALGER AMERICAN FUND--ALGER AMERICAN BALANCED PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

The equity portion of the portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the 4 highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


[Graphic Omitted]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portion of the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

The primary risks arising from the fixed-income portion of the portfolio are:

o fixed income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

[Graphic Omitted]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Lehman Brothers Government/Corporate Bond Index: An index designed to track performance of government and corporate bonds.

The indexes are unmanaged and no expenses or fees are reflected in the returns for the indexes. The returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

Since the portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.


ALGER AMERICAN BALANCED PORTFOLIO
--------------------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[Data below represents bar chart in the printed piece]


Year   91     92     93      94      95      96      97      98      99      00
----  ----   ----   ----    ----   -----    -----   -----  -----   -----   -----
      4.70   9.48   7.79   -4.27   28.62    10.17   19.82  31.51   29.21   -2.76


Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000

Average Annual Total Return as of December 31, 2000

                                                          Since
                                                        Inception
                           1 Year   5 Years   10 Years   (9/5/89)
--------------------------------------------------------------------------------
American Balanced          -2.76%   16 .88%    12.74%    12.06%
S&P 500 Index              -9.10%    18.33%    17.46%    15.12%
Lehman Brothers Gov't/
   Corp Bond Index         11.84%     6.23%     8.00%     8.16%

--------------------------------------------------------------------------------


[Graphic Omitted]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.



---------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                (expenses that are deducted
                                                                       from fund assets)
                       SHAREHOLDER FEES     -------------------------------------------------------------------------
                   (fees paid directly from                                                        TOTAL ANNUAL FUND
                      your investment)       Management Fees   Distribution Fees  Other Expenses   OPERATING EXPENSES
=====================================================================================================================
ALGER AMERICAN              None                   .75%               None              .13%              .88%
BALANCED PORTFOLIO

---------------------------------------------------------------------------------------------------------------------


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years   5 Years    10 Years
--------------------------------------------------------------------------------

  ALGER AMERICAN             $90      $281      $488       $1,084
  BALANCED PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[Graphic Omitted]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The portfolio has had the same manager since its inception and, for the most recent fiscal year, the portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


David Alger, Ron Tartaro and Lisa Gregg are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the portfolio since 1995, has been employed by Alger Management since 1990, as a senior research analyst until 1995, as a Senior Vice President and portfolio manager since 1995, and as an Executive Vice President since December 2000. Ms. Gregg, a co-manager of the portfolio since February 2001, has been employed by Alger Management since 1992, as a portfolio manager for convertible securities funds since 1992 and as a Senior Vice President since February 2001.


[Graphic Omitted]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                           -----------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                           -----------------------------------------------------



PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ALGER AMERICAN BALANCED PORTFOLIO (i)

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            2000           1999           1998          1997           1996
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  15.57       $  12.98       $  10.76      $   9.24       $  13.64
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.20           0.15           0.19          0.17           0.21(ii)
Net realized and unrealized gain (loss)
 on investments                              (0.61)          3.45           3.02          1.63           1.01
                                          --------       --------       --------      --------       --------
Total from investment operations             (0.41)          3.60           3.21          1.80           1.22
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.17)         (0.18)        (0.12)         (0.73)
Distributions from net realized gains        (1.26)         (0.84)         (0.81)        (0.16)         (4.89)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.39)         (1.01)         (0.99)        (0.28)         (5.62)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.77       $  15.57       $  12.98      $  10.76       $   9.24
                                          ========       ========       ========      ========       ========
Total Return                                (2.76%)        29.21%         31.51%        19.82%         10.17%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $115,894       $ 56,327       $ 28,208      $ 16,614       $ 10,486
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.88%          0.93%          0.92%         1.01%          1.14%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.40%          1.66%          2.09%         2.14%          2.06%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    63.37%        118.74%         94.64%       105.01%         68.66%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1995           1994           1993          1992           1991
                                            -----          -----          -----         -----         -------
Net asset value, beginning of year        $  10.80       $  11.58       $  10.77      $  10.02       $  10.01
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.33(ii)       0.20           0.15          0.22           0.45
Net realized and unrealized gain (loss)
 on investments                               2.73          (0.70)          0.69          0.72           0.01
                                          --------       --------       --------      --------       --------
Total from investment operations              3.06          (0.50)          0.84          0.94           0.46
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.22)         (0.13)         (0.03)        (0.19)         (0.45)
Distributions from net realized gains           --          (0.15)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.22)         (0.28)         (0.03)        (0.19)         (0.45)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.64       $  10.80       $  11.58      $  10.77       $  10.02
                                          ========       ========       ========      ========       ========
Total Return                                28.62%         (4.27%)         7.79%         9.48%          4.70%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $  3,671       $ 10,394       $  7,848      $  4,009       $  1,487
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.00%          1.08%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --          0.19%         0.42%          1.37%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.49%          2.30%          2.05%         1.99%          4.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   113.02%         78.80%         85.46%        15.27%             --
                                          ========       ========       ========      ========       ========

   (i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.
  (ii) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:  (800) 992-3863


By mail:       The Alger American Fund
               One World Trade Center
               Suite 9333
               New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & Company, Incorporated

THE ALGER AMERICAN FUND
SEC FILE #811-5550

STATEMENT OF                                                         May 1, 2001
ADDITIONAL INFORMATION

                                    THE ALGER
                                  AMERICAN FUND

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO




This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectuses dated May 1, 2001 for the Fund's portfolios. It should be read together with a Prospectus which may be obtained free of charge by writing the Fund at One World Trade Center, Suite 9333, New York, NY 10048 or calling (800) 992-3863.



                                  [Alger Logo]

                                    THE ALGER
                                  AMERICAN FUND

                                                                     May 1, 2001


================================================================================


The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):


          * Alger American Balanced Portfolio
          * Alger American Income & Growth Portfolio
          * Alger American Small Capitalization Portfolio
          * Alger American Growth Portfolio
          * Alger American MidCap Growth Portfolio
          * Alger American Leveraged AllCap Portfolio


The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                    CONTENTS
The Portfolios .............................................................  2
Investment Strategies and Policies .........................................  3
Net Asset Value ............................................................ 12
Purchases and Redemptions .................................................. 13
Participating Insurance Companies and Plans ................................ 14
Management ................................................................. 14
Code of Ethics ............................................................. 17
Expenses ................................................................... 17
Dividends and Distributions ................................................ 17
Taxes ...................................................................... 17
Custodian .................................................................. 18
Transfer Agent ............................................................. 18
Counsel to the Fund ........................................................ 19
Certain Shareholders ....................................................... 19
Organization ............................................................... 22
Determination of Performance ............................................... 23
Investor and Shareholder Information ....................................... 24
Financial Statements ....................................................... F-1
Appendix ................................................................... A-1



THE PORTFOLIOS


The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies.


ALGER AMERICAN BALANCED PORTFOLIO


The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during tem-porary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments that are rated in one of the four highest rating categories by any established rating agency or, if not rated, are determined by Fred Alger
Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.


The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.



IN GENERAL


Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger Growth Portfolio, Alger American Leveraged AllCap Portfolio, and the equity portions of Alger American Balanced Portfolio and Alger American Income and Growth Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of total assets, in the case of Alger American Balanced Portfolio and Alger American Income and Growth Portfolio) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets)during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

There is no guarantee that any Portfolio's objectives will be achieved.

INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of each Portfolio and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios.

U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Certain of these securities may have volatility risks, prepayment risks and extension risk, which could have a negative impact on the investing portfolio's net asset value.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS


Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, as authorized and directed by the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.


REVERSE REPURCHASE AGREEMENTS


(ALGER AMERICAN BALANCED PORTFOLIO)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolios will limit their investments in reverse repurchase agreements and other borrowings to no more than one-third of their total assets less liabilities other than the repurchase obligation.


FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS


Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.


ILLIQUID AND RESTRICTED SECURITIES

An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and

Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.

SHORT SALES

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


LENDING OF PORTFOLIO SECURITIES

In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 33 1/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES


Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a bank or other depository located in that market. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.

BORROWING (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


OPTIONS (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered." Although the Portfolio will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.


A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by ef-fecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. The Portfolio could offset its position in stock index options prior to expiration by entering into a
closing   transaction  on  an  exchange  or  it  could  let  the  option  expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio in put and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.


STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)

If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

OTHER INVESTMENTS

In addition to the securities and investment techniques listed above under "The Portfolios," each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 12 below have been adopted by each of the Portfolios as fundamental policies. The Portfolios' investment objectives are also fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67 percent or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares of the

Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5 percent of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securi-ties that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.


17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.


PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make also may be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1998, the Fund paid an aggregate of approximately $7,974,970 in commissions to broker-dealers in connection with portfolio transactions, of which $7,917,064 was paid to Alger Inc. During the fiscal year ended December 31, 1999 the Fund paid an aggregate of approximately $9,923,576 in commissions to broker-dealers in connection with portfolio transactions of which $9,838,129 was paid to Alger Inc. During the fiscal year ended December 31, 2000, the Fund paid an aggregate of approximately $8,293,123 in commissions to broker-dealers in connection with portfolio transactions, of which $8,274,745 was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended December 31, 2000 constituted 99% of the aggregate brokerage commissions paid by the Fund; during that year, 99% of the aggregate dollar amount of transactions by the Fund involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities.

NET ASSET VALUE

Net Asset Value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

Valuations of money market instruments with maturities of 60 days or less held by the other Portfolios, are based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.


PARTICIPATING INSURANCE
COMPANIES AND PLANS


The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw their investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. Certain information about the Trustees and officers of the Fund is set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. The following companies are affiliates of Alger Management: Alger Associates, Inc. ("Associates"), Alger Inc., Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency"), and Analysts Resources, Inc. ("ARI"). Unless otherwise noted, the address of each person named below is One World Trade Center, Suite 9333, New York, New York 10048.

NAME, AGE AND POSITION
WITH THE FUND AND ADDRESS          PRINCIPAL OCCUPATIONS


Fred M. Alger III (66)*            Chairman of the Boards of Associates, Alger
Chairman of the Board              Inc., Alger Management, Properties, Services,
                                   Agency, Fred Alger International Advisory
                                   S.A. ("International"), Alger SICAV("SICAV") and ARI.

David D. Alger (57)*               President and Director of Associates, Alger
 President and Trustee             Management, Alger Inc., ARI, Properties,
                                   Services, International and Agency; Director of SICAV.

Gregory S. Duch (50)               Executive Vice President, Treasurer and
 Treasurer                         Director of Alger Management, Properties and
                                   Associates; Executive Vice President and
                                   Treasurer of Alger Inc., ARI, Services and
                                   Agency; Director and Treasurer of
                                   International.

Dorothy G. Sanders (45)            Senior Vice President, General Counsel and
 Secretary                         Secretary of Alger Inc., General Counsel and
                                   Secretary of Associates, Alger Management,
                                   Properties, ARI, Services and Agency;
                                   Secretary of International. Formerly Senior
                                   Vice President, Fleet Financial Group.

Frederick A. Blum (47)             Senior Vice President of Alger Management.
 Assistant Secretary &
 Assistant Treasurer

Stephen E. O'Neil (68)             Attorney-at-law; private investor since 1981;
 Trustee                           Director of NAHC, Inc. and Brown-Forman
 200 East 66th Street              Distillers Corporation; formerly President
 New York, NY 10021                and Vice Chairman of City Investing Company,
                                   Director of Centerre Bancorporation and
                                   Syntro Corporation, and Counsel to the law firm of Kohler & Barnes P.C.

Nathan E. Saint-Amand, M.D. (63)   Medical doctor in private practice;
 Trustee                           Co-Partner, Fishers Island Partners; Member
 2 East 88th Street                of the Board of the Manhattan Institute.
 New York, NY 10128

B. Joseph White (54)               Dean, University of Michigan Business School;
 Trustee                           President, William Davidson Institute at the
 University of Michigan            University of Michigan Business School;
 Business School                   Professor of Business Administration,
 701 Tappan Street                 University of Michigan Business School;
 Ann Arbor, MI 48109-1234          Director, Gordon Food Service; Trustee and
                                   Chair, Audit Committee, Equity Residential
                                   Properties Trust; Director and Chair,
                                   Compensation Committee, Kelly Services, Inc.


* Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger and David D. Alger are brothers.

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee a fee of $1500 for each meeting he attends, to an annual maximum of $6000, and reimburses independent Trustees for their expenses in attending meetings. The Fund does not offer its Trustees any pension or retirement benefits and has not done so in the past. The following table provides compensation amounts paid to independent Trustees of the Fund for the fiscal year ended December 31, 2000.


                        COMPENSATION TABLE


                                                     TOTAL COMPENSATION PAID
                                                        TO TRUSTEES FROM
                                                    THE ALGER RETIREMENT FUND,
                                    AGGREGATE             THE ALGER FUND,
                                  COMPENSATION       THE ALGER AMERICAN FUND,
                                 FROM THE ALGER    CASTLE CONVERTIBLE FUND, INC.
NAME OF PERSON, POSITION          AMERICAN FUND          AND SPECTRA FUND
------------------------         --------------    -----------------------------
STEPHEN E. O'NEIL, TRUSTEE           $6,000                  $36,000
NATHAN E. SAINT-AMAND, TRUSTEE       $6,000                  $36,000
B. JOSEPH WHITE, TRUSTEE             $6,000                  $36,000


INVESTMENT MANAGER

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Under the Management Agreements, Alger Management receives a fee from each Portfolio at the following annual rates based on the Portfolio's average daily net assets: .85% (Alger American Small Capitalization and Leveraged AllCap Portfolios), .80% (Alger American MidCap Growth Portfolio), .75% (Alger American Growth and Balanced Portfolios) and .625% (Alger American Income & Growth Portfolio). This fee is computed daily and paid monthly.

During the fiscal years ended December 31, 1998, 1999, and 2000, Alger Management earned under the terms of the Management Agreements $365,820, $610,561, and $808,682, respectively, in respect of Alger American Income & Growth Portfolio; $8,665,222, $6,401,767, and $6,844,021, respectively, in respect of Alger American Small Capitalization Portfolio; $10,304,264, $19,706,780, and $25,556,290, respectively, in respect of Alger American Growth Portfolio; $154,672, $301,241, and $664,600, respectively, in respect of Alger American Balanced Portfolio; $4,156,932, $5,967,972, and $8,793,790,
respectively, in respect of Alger American MidCap Growth Portfolio; and $567,333, $1,585,846, and $4,252,969, respectively, in respect of Alger American Leveraged AllCap Portfolio.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources, and not from the assets of the Fund.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, both directly and indirectly, are the controlling shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

UNDERWRITER

Alger Inc., the Underwriter for the Fund, is located at 30 Montgomery Street, Jersey City, NJ 07302. It is the corporate parent of Alger Management.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.


CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


EXPENSES

Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.

As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.


TRANSFER AGENT


Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement, Services processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

COUNSEL TO THE FUND

The law firm Hollyer Brady Smith & Hines LLP, 551 Fifth Avenue, New York, NY 10176, acts as counsel to the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios at April 2, 2001. Ameritas Variable Life Insurance Co. Separate Account VA-2 Variable Annuity and Kemper Investors Life Insurance Co. owned beneficially or of record 32.36% and 27.01%, respectively, of Alger American Balanced Portfolio. Sun Life of Canada (US) owned beneficially or of record 38.85% of Alger American Income & Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

At April 2, 2001, the Fund's officers and Trustees as a group owned less than 1% of any portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of April 2, 2001 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                                       Alger         Alger
                                     American      American                                      Alger          Alger
                                      Income         Small          Alger          Alger       American       American
                                        and        Capital-       American       American       MidCap        Leveraged
                                      Growth        ization        Growth        Balanced       Growth         AllCap
Name and                             Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                           (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                        Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
----------                          ----------    ----------     ----------     ----------    ----------     ----------
Aetna Life Insurance                  9.62%/--        */--           */--           */--          */--           */--
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

Allmerica Financial                     */--          */--           */--        22.42%/--        */--         8.23%/--
Life Insurance and
Annuity Company
440 Lincoln Street
Worcester, MA01653

Ameritas Variable                       */--          */--           */--        32.36%/--        */--        14.98%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

AULGroup Retirement Annuity             */--          */--         8.50%/--         */--          */--           */--
Separate Account II
One American Square
P.O. Box
Indianapolis, IN 46206

CG Variable Annuity                     */--          */--           */--           */--        8.24%/--         */--
Separate Acct II
1300 South Clinton
Ft. Wayne, IN 46802

Conseco Variable                        */--          */--           */--           */--       12.06%/--      15.27%/--
Insurance Co.
11825 North Pennsylvania St.
Carmel, IN  46032

GE Life & Annuity Assurance Co.         */--       20.86%/--      20.56%/--         */--          */--           */--
Separate Acct. III
6610 W. Broad St.
Richmond, VA 23230

Great-West Life &                       */--          */--           */--         5.02%/--        */--           */--
Annuity Insurance Co.
8515 East Orchard Rd.
Englewood, CO 80111-5097

IL Annuity &Insurance Co.               */--          */--           */--           */--        6.30%/--         */--
Visionary Choice
2960 N. Meridian St.
P.O. Box 7149
Indianapolis, IN 46207

Kemper Investors Life Insurance Co.     */--          */--           */--        27.01%/--        */--         10.39%/--
Variable Annuity Separate Account
1 Kemper Dr. Bldg 3 T-1
Long Grove, IL 60049

Keyport Life Insurance Co.              */--          */--         5.67%/--         */--          */--           */--
125 High Street
Boston, MA 02110

                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                ----------    ----------     ----------     ----------    ----------     ----------
Lincoln Benefit Life         23.60%/--        */--           */--           */--        7.28%/--       5.43%/--
Variable Annunity
P.O. Box 80469
Lincoln, NE 68501-0469

New York Life                   */--       21.53%/--         */--           */--          */--           */--
300 Interpace Pkwy
Parsippany, NJ 07054

Provident Mutual                */--        5.36%/--         */--           */--          */--           */--
Life Insurance Co.
Variable Life
1000 Chesterbrook Blvd
Berwyn, PA19312-1181

Reliastar Life Insurance Co.    */--          */--           */--           */--        7.98%/--       5.43%/--
Northern Variable Annuity
P.O. Box 20
Minneapolis, MN 55440-0020

Security First Life Ins. Co.    */--       10.64%/--         */--           */--          */--           */--
Separate Account A
11365 W. Olympic Blvd
Los Angeles, CA 90064

Security Life of Denver         */--          */--           */--           */--       10.77%/--       5.01%/--
Separate Account L1
1290 Broadway
Denver, CO 80203-5699

Sun Life of Canada (US)      38.85%/--        */--         5.30%/--         */--          */--           */--
Retirement Products
P.O. Box 9134
Boston, MA 02117

Transamerica                 18.66%/--        */--           */--           */--          */--           */--
Life Ins. & Annuity Co.
Separate Account VA6
401 N. Tryon St. Suite 700
Charlotte, NC 28210

United of Omaha                 */--        5.07%/--         */--           */--          */--           */--
Life Insurance
Mutual of Omaha Plaza
Omaha, NE68175

Valley Forge Life Insurance Co. */--          */--           */--           */--        9.98%/--         */--
100 CNA Dr.
Nashville, TN 37214


----------

* Indicates shareholder owns less than 5% of the Portfolio's shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small Capitalization Portfolio, Alger American Income & Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, and
January 25, 1995, respectively. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

DETERMINATION OF PERFORMANCE


Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1-, 5- and 10-year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.




The "total return" and "yield" as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                         n
                                  P (1+T) =ERV

Where:

          P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated were as follows:

                                                                        PERIOD
                                                     FIVE       TEN      FROM
                                                     YEARS     YEARS  INCEPTION*
                                       YEAR ENDED    ENDED     ENDED    THROUGH
                                         12/31/00  12/31/00  12/31/00  12/31/00
                                           -----     -----     -----     -----
Alger American Balanced
 (formerly Alger
 American Fixed Income)                    -2.76%    16.88%    12.74%    12.06%

Alger American Income &
 Growth                                    -1.27%    24.88%    18.74%    16.01%

Alger American Small
 Capitalization                           -27.20%     6.96%    13.57%    15.97%

Alger American Growth                     -14.77%    19.19%    20.45%    19.33%

Alger American MidCap
 Growth                                     9.18%    19.27%      N/A     22.57%

Alger American Leveraged
 AllCap                                   -24.83%    23.15%      N/A     30.86%

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                           a-b      6
               YIELD = 2[(----- + 1)  - 1]
                           cd

Where:    a = dividends and interest earned during the period

          b = expenses accrued for the period (net of reimbursements)

          c = the average daily number of shares  outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. All performance figures are based on historical earnings. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.


From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.


INVESTOR AND SHAREHOLDER INFORMATION

Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================

   SHARES     COMMON STOCKS--97.4%                                    VALUE
   -------                                                            -----
              ADVERTISING--1.0%
   220,000    Omnicom Group Inc. ..............................   $   18,232,500
                                                                  --------------
              AEROSPACE--3.3%
   168,600    General Dynamics Corporation ....................       13,150,800
   586,000    United Technologies Corporation .................       46,074,250
                                                                  --------------
                                                                      59,225,050
                                                                  --------------
              AUTOMOTIVE--.8%
   368,200    Harley-Davidson, Inc. ...........................       14,635,950
                                                                  --------------
              BEVERAGES--1.9%
   557,000    The Coca-Cola Company ...........................       33,942,188
                                                                  --------------
              BIOTECHNOLOGY RESEARCH & PRODUCTION--3.6%
   888,700    Amgen Inc.*+ ....................................       56,821,256
   226,000    Immunex Corp.* ..................................        9,181,250
                                                                  --------------
                                                                      66,002,506
                                                                  --------------
              CABLE--2.2%
   363,100    Comcast Corp., Cl. A Special* ...................       15,159,425
   461,950    Time Warner Inc. ................................       24,132,268
                                                                  --------------
                                                                      39,291,693
                                                                  --------------
              COMMUNICATION EQUIPMENT--3.1%
 1,149,400    Cisco Systems, Inc.* ............................       43,964,550
   240,000    Corning Incorporated ............................       12,675,000
                                                                  --------------
                                                                      56,639,550
                                                                  --------------
              COMMUNICATION SERVICES--.9%
   352,000    SBC Communications Inc. .........................       16,808,000
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--1.7%
   578,500    America Online, Inc.* ...........................       20,131,800
   239,200    Nokia Corporation, ADR ..........................       10,405,200
                                                                  --------------
                                                                      30,537,000
                                                                  --------------
              COMPUTER RELATED & BUSINESS EQUIPMENT--6.9%
 2,588,400    Dell Computer Corporation* ......................       45,135,225
   697,700    EMC Corporation* ................................       46,397,050
 1,177,600    Sun Microsystems, Inc.* .........................       32,825,600
                                                                  --------------
                                                                     124,357,875
                                                                  --------------
              COMPUTER SERVICES--1.8%
   964,300    eBay Inc.*+ .....................................       31,821,900
                                                                  --------------
              COMPUTER SOFTWARE--6.1%
   180,500    Ariba, Inc.* ....................................        9,679,313
   369,100    Commerce One, Inc.*+ ............................        9,342,844
   203,350    i2 Technologies, Inc.*+ .........................       11,057,156
   308,700    Intuit Inc.* ....................................       12,174,356
 1,137,600    Microsoft Corporation* ..........................       49,343,400
   677,700    Oracle Corporation* .............................       19,695,656
                                                                  --------------
                                                                     111,292,725
                                                                  --------------
              CONGLOMERATE--7.0%
 1,212,350    General Electric Company ........................   $   58,117,028
 1,246,800    Tyco International Ltd. .........................       69,197,400
                                                                  --------------
                                                                     127,314,428
                                                                  --------------
              ENERGY & ENERGY SERVICES--8.5%
   261,700    BJ Services Company* ............................       18,024,588
   521,000    Calpine Corporation* ............................       23,477,562
   119,700    Duke Energy Corporation .........................       10,204,425
 1,619,300    Halliburton Company .............................       58,699,625
   309,600    Nabors Industries, Inc.* ........................       18,312,840
   543,250    Transocean Sedco Forex Inc. .....................       24,989,500
                                                                  --------------
                                                                     153,708,540
                                                                  --------------
              FINANCIAL SERVICES--10.0%
   242,300    American Express Company ........................       13,311,356
 1,244,100    Citigroup Inc. ..................................       63,526,856
   209,150    Marsh & McLennan Companies, Inc. ................       24,470,550
   304,100    Merrill Lynch & Co., Inc. .......................       20,735,819
   581,800    Schwab (Charles) Corporation (The) ..............       16,508,575
   594,100    Stilwell Financial Inc. .........................       23,429,819
   344,500    Washington Mutual, Inc. .........................       18,280,030
                                                                  --------------
                                                                     180,263,005
                                                                  --------------

             FOOD--2.8%
 1,164,000    Philip Morris Companies Inc.+ ...................       51,216,000
                                                                  --------------
              FOOD CHAINS--3.2%
   763,300    The Kroger Co.*+ ................................       20,656,806
   600,400    Safeway Inc.* ...................................       37,525,000
                                                                  --------------
                                                                      58,181,806
                                                                  --------------
              HEALTH CARE ADMINISTRATIVE SERVICES--3.0%
   554,200    Cardinal Health, Inc. ...........................       55,212,175
                                                                  --------------
              INSURANCE--1.1%
   206,300    American International Group, Inc. ..............       20,333,444
                                                                  --------------
              MANUFACTURING--2.7%
   292,100    Sanmina Corporation*+ ...........................       22,382,163
   797,800    Solectron Corporation* ..........................       27,045,420
                                                                  --------------
                                                                      49,427,583
                                                                  --------------
              MEDIA--2.7%
 1,241,300    AT&T Corp. Liberty Media Group, Series A* .......       16,835,131
   689,650    Viacom Inc. Cl. B* ..............................       32,241,138
                                                                  --------------
                                                                      49,076,269
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   -------                                                            -----
              MEDICAL DEVICES--1.1%
   354,700    Guidant Corporation* ............................   $   19,131,631
                                                                  --------------
              OIL & GAS--4.0%
   837,300    Exxon Mobil Corporation .........................       72,792,769
                                                                  --------------
              PHARMACEUTICALS--12.4%
   235,300    Abbott Laboratories .............................       11,397,344
   322,600    ALZA Corporation*+ ..............................       13,710,500
 1,005,200    American Home Products Corporation ..............       63,880,460
   566,700    Baxter International Inc. .......................       50,046,694
 1,612,725    Pfizer Inc. .....................................       74,185,350
   170,000    Pharmacia Corporation ...........................       10,370,000
                                                                  --------------
                                                                     223,590,348
                                                                  --------------
              RETAIL--3.6%
   407,700    Best Buy Co., Inc.* .............................       12,052,631
   351,500    Walgreen Co. ....................................       14,697,094
   713,800    Wal-Mart Stores, Inc. ...........................       37,920,625
                                                                  --------------
                                                                      64,670,350
                                                                  --------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--.2%
   122,800    Teradyne, Inc.* .................................        4,574,300
                                                                  --------------
              SEMICONDUCTORS--1.8%
   558,800    Altera Corporation* .............................       14,703,425
   372,000    Linear Technology Corporation ...................       17,205,000
                                                                  --------------
                                                                      31,908,425
                                                                  --------------
              TOTAL COMMON STOCKS
                (COST $1,789,160,265) .........................    1,764,188,010
                                                                  --------------

              SHORT-TERM INVESTMENTS--1.9%                            VALUE
              SECURITIES HELD UNDER                                   -----
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00,
                repurchase price $33,889,397; collateralized
                by $25,530,000 U.S. Treasury Bonds,
                8.75%, due 5/15/17 ............................   $   33,867,160
                                                                  --------------
TOTAL INVESTMENTS
  (COST $1,823,027,425)(a) .......................     99.3%       1,798,055,170
Other Assets in Excess of Liabilities ............       .7           11,881,645
                                                      -----       --------------
NET ASSETS .......................................    100.0%      $1,809,936,815
                                                      =====       ==============

----------
*    Non-income producing security.
+    Securities partially or fully on loan.
(a) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,823,027,425, amounted to $24,972,255 which consisted of aggregate gross unrealized appreciation of $206,561,365 and aggregate gross unrealized depreciation of $231,533,620.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
===================================================================================================================================

                                                                                        YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
                                                                 2000            1999            1998            1997          1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $    64.38      $    53.22      $    42.76      $    34.33      $  31.16
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     0.10           (0.03)           0.09            0.13          0.12
Net realized and unrealized gain
  (loss) on investments                                         (8.75)          16.66           18.32            8.66          4.00
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            (8.65)          16.63           18.41            8.79          4.12
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                               --           (0.08)          (0.13)          (0.13)        (0.02)
Distributions from net realized gains                           (8.46)          (5.39)          (7.82)          (0.23)        (0.93)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (8.46)          (5.47)          (7.95)          (0.36)        (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $    47.27      $    64.38      $    53.22      $    42.76      $  34.33
==================================================================================================================================
Total Return                                                   (14.77%)         33.74%          48.07%          25.75%        13.35%
==================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                  $1,809,937      $3,387,526      $1,905,719      $1,072,529      $991,028
==================================================================================================================================
  Ratio of expenses to average net assets                        0.79%           0.79%           0.79%           0.79%         0.79%
==================================================================================================================================
  Ratio of net investment income (loss) to
    average net assets                                           0.12%          (0.03%)          0.25%           0.27%         0.50%
==================================================================================================================================
 Portfolio Turnover Rate                                       108.27%         135.13%         127.38%         129.50%        82.86%
==================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================

   SHARES     COMMON STOCKS--88.6%                                    VALUE
   -------                                                            -----

              AIR TRANSPORT--1.1%
   101,400    EGL, Inc.* ......................................   $    2,427,263
   193,800    SkyWest, Inc.+ ..................................        5,571,750
                                                                  --------------
                                                                       7,999,013
                                                                  --------------
              BANKS--2.0%
   120,650    Greater Bay Bancorp+ ............................        4,946,650
   204,200    Southwest Bancorporation of Texas, Inc.* ........        8,767,838
                                                                  --------------
                                                                      13,714,488
                                                                  --------------
              BIOTECHNOLOGY RESEARCH &
                PRODUCTION--6.8%
    74,200    Albany Molecular Research, Inc.*+ ...............        4,572,575
    93,300    Aviron* .........................................        6,233,606
   121,900    Cell Therapeutics, Inc.* ........................        5,493,119
   206,500    Enzon, Inc.* ....................................       12,815,906
    36,500    IDEC Pharmaceuticals Corporation*+ ..............        6,919,031
   159,795    Informax, Inc.*+ ................................        1,657,873
    49,030    Myriad Genetics, Inc.* ..........................        4,057,233
   103,500    NPS Pharmaceuticals, Inc.* ......................        4,968,000
    26,750    Titan Pharmaceuticals, Inc.* ....................          946,148
                                                                  --------------
                                                                      47,663,491
                                                                  --------------
              COMMERCIAL SERVICES--1.1%
   195,200    Corporate Executive Board Co.* ..................        7,762,250
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--1.6%
   154,500    Avocent Corporation* ............................        4,171,500
   110,600    Digital Lightwave, Inc.* ........................        3,504,638
    85,380    Proxim, Inc.* ...................................        3,671,340
                                                                  --------------
                                                                      11,347,478
                                                                  --------------
              COMPUTER SERVICES--9.2%
   329,220    Actuate Corporation* ............................        6,296,332
   169,200    Aspen Technology, Inc.*+ ........................        5,625,900
    68,200    Documentum, Inc.* ...............................        3,388,688
    43,400    Evolve Software, Inc.* ..........................          211,575
   498,935    Exult Inc.*+ ....................................        6,610,889
   184,200    Informatica Corporation* ........................        7,287,412
   108,543    Interwoven, Inc.*+ ..............................        7,157,054
   146,700    Manugistics Group, Inc.*+ .......................        8,361,900
   132,600    Micromuse Inc.*+ ................................        8,003,653
    71,607    Netegrity, Inc.* ................................        3,893,631
   141,600    SpeechWorks International Inc.*+ ................        6,947,250
   129,000    TeleCommunication Systems, Inc. Cl. A*+ .........          435,375
                                                                  --------------
                                                                      64,219,659
                                                                  --------------
              COMPUTER TECHNOLOGY--2.7%
   199,532    Computer Network Technology Corporation*+ .......        5,749,016
   164,000    Research in Motion Limited*+ ....................       13,120,000
                                                                  --------------
                                                                      18,869,016
                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES--1.9%
   251,950    BISYS Group, Inc.*+ .............................       13,132,894
                                                                  --------------
              DRUGS & PHARMACEUTICALS--2.7%
   147,250    AVANT Immunotherapeutics, Inc.* .................        1,012,344
   325,740    Bindley Western Industries, Inc. ................       13,538,569
    46,747    Genzyme Corp General Division* ..................        4,204,308
                                                                  --------------
                                                                      18,755,221
                                                                  --------------
              ELECTRONICS--4.8%
   240,300    DDi Corp.* ......................................   $    6,548,175
   203,000    Keithley Instruments, Inc. ......................        8,741,688
    87,600    Mettler-Toledo International Inc.* ..............        4,763,250
   339,150    MRV Communications, Inc.*+ ......................        4,536,131
   227,500    Plexus Corp.* ...................................        6,913,867
   174,800    SMTC Corporation*+ ..............................        2,381,650
                                                                  --------------
                                                                      33,884,761
                                                                  --------------
              ENERGY--1.9%
    79,010    FuelCell Energy, Inc.*+ .........................        5,417,123
   143,055    Swift Energy Company*+ ..........................        5,382,443
    88,600    Veritas DGC Inc.* ...............................        2,861,780
                                                                  --------------
                                                                      13,661,346
                                                                  --------------
              FINANCIAL INFORMATION SERVICES--2.4%
   452,985    FactSet Research Systems Inc. ...................       16,792,154
                                                                  --------------

              FINANCIAL SERVICES--3.2%
   190,600    Investors Financial Services Corp. ..............       16,391,600
   171,080    Silicon Valley Bancshares+ ......................        5,912,953
                                                                  --------------
                                                                      22,304,553
                                                                  --------------
              HEALTH CARE--14.4%
   162,230    Advance Paradigm, Inc.* .........................        7,381,465
   133,690    Express Scripts Inc. Cl. A*+ ....................       13,669,802
   147,400    IMPATH Inc.*+ ...................................        9,802,100
   190,900    Laboratory Corporation of America Holdings* .....       33,598,400
   180,270    LifePoint Hospitals, Inc.*+ .....................        9,036,033
   207,850    MID Atlantic Medical Services, Inc.* ............        4,118,028
   245,565    Orthodontic Centers Of America* .................        7,673,906
    52,700    Pharmacopeia Inc.+ ..............................        1,149,519
   367,400    Province Healthcare Company*+ ...................       14,466,375
                                                                  --------------
                                                                     100,895,628
                                                                  --------------
              HEALTH CARE ADMINISTRATIVE SERVICES--2.5%
   352,635    AmeriSource Health Corporation Cl. A* ...........       17,808,068
                                                                  --------------
              HOTELS--.6%
   180,050    Orient-Express Hotels Ltd. Cl. A*+ ..............        3,882,328
                                                                  --------------
              IDENTIFICATION CONTROL &
                FILTER DEVICES--.4%
   199,000    Artesyn Technologies, Inc.* .....................        3,159,125
                                                                  --------------
              INVESTMENT MANAGEMENT
                COMPANIES--5.3%
   159,090    Affiliated Managers Group, Inc.*+ ...............        8,730,064
   296,900    Blackrock Inc.* .................................       12,469,800
   535,650    Federated Investors, Inc. Cl. B+ ................       15,600,806
                                                                  --------------
                                                                      36,800,670
                                                                  --------------
              MACHINERY: OIL WELL EQUIPMENT
                & SERVICES--1.2%
    90,900    Patterson Energy, Inc.* .........................        3,386,025
   159,700    UTI Energy Corp.* ...............................        5,250,138
                                                                  --------------
                                                                       8,636,163
                                                                  --------------
              MEDICAL & DENTAL INSTRUMENTS
                & SUPPLIES--.8%
    88,400    Cytyc Corporation*+ .............................        5,530,525
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   -------                                                            -----

              MEDICAL DEVICES--.3%
    49,540    Inverness Medical Technology Inc.* ..............   $    1,928,964
                                                                  --------------
              MEDICAL SERVICES--3.0%
   224,800    Aurora Biosciences Corp.* .......................        7,067,150
   149,831    RehabCare Group, Inc.*+ .........................        7,697,568
   181,350    Speciality Laboratories, Inc.*+ .................        6,007,219
                                                                  --------------
                                                                      20,771,937
                                                                  --------------
              METAL FABRICATING--3.2%
   446,100    Shaw Group Inc. (The)* ..........................       22,305,000
                                                                  --------------
              OIL & GAS--3.5%
   153,010    Cross Timbers Oil Company .......................        4,246,027
   767,650    Grey Wolf, Inc.* ................................        4,509,943
    64,460    Mitchell Energy & Development Corp. .............        3,948,175
   148,800    Spinnaker Exploration Company*+ .................        6,324,000
   174,760    St. Mary Land & Exploration Company .............        5,821,692
                                                                  --------------
                                                                      24,849,837
                                                                  --------------
              PHOTOGRAPHY--.9%
   397,425    Concord Camera Corp.* ...........................        6,557,512
                                                                  --------------
              PRODUCTION TECHNOLOGY
                EQUIPMENT--.6%
    84,277    DuPont Photomasks, Inc.* ........................        4,453,512
                                                                  --------------
              RESTAURANTS--2.5%
   142,750    California Pizza Kitchen, Inc.*+ ................        4,032,688
   318,050    Cheesecake Factory Incorporated*+ ...............       12,205,169
    12,050    Krispy Kreme Doughnuts Inc.* ....................        1,000,150
                                                                  --------------
                                                                      17,238,007
                                                                  --------------
              SCIENTIFIC EQUIPMENT & SUPPLIERS--2.3%
   205,475    Newport Corporation .............................       16,152,260
                                                                  --------------
              SECURITIES BROKERAGE & SERVICES--.8%
   127,650    Investment Technology Group, Inc.* ..............        5,329,388
                                                                  --------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--.5%
  152,200     Varian Semiconductor Equipment
                Associates, Inc.* .............................        3,614,750
                                                                  --------------
              SEMICONDUCTORS--3.0%
    51,515    Actel Corporation* ..............................        1,246,019
   136,415    Elantec Semiconductor Inc.* .....................        3,785,516
    66,520    Exar Corporation*+ ..............................        2,061,081
   422,700    Integrated Circuit Systems, Inc.*+ ..............        7,000,969
   307,600    Microtune, Inc.* ................................        5,094,625
   199,300    Oak Technology Inc.* ............................        1,731,419
                                                                  --------------
                                                                      20,919,629
                                                                  --------------
              TELECOMMUNICATIONS EQUIPMENT--.6%
    91,540    Plantronics, Inc.* ..............................   $    4,302,380
                                                                  --------------
              TRUCKERS--.8%
   148,600    Forward Air Corporation* ........................        5,544,638
                                                                  --------------
              TOTAL COMMON STOCKS
                (COST $612,823,517) ...........................      620,786,645
                                                                  --------------
  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--18.8%
  ---------
              SHORT-TERM CORPORATE NOTES--13.6%
$05,000,000   AES Hawaii Inc., 6.54%, 1/12/01 .................        4,990,917
15,000,000    Artesia North America Inc., 6.56%, 1/17/01 ......       14,959,000
25,000,000    Countrywide Home Loans, Inc.,
                6.55%, 1/19/01 ................................       24,922,674
15,000,000    General Motors Acceptance Corporation,
                6.49%, 1/12/01 ................................       14,972,958
25,000,000    Hewlett-Packard Company,
                6.47%, 1/9/01 .................................       24,968,549
10,000,000    Madison Gas and Electric Company,
                6.52%, 1/25/01 ................................        9,958,344
                                                                  --------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $94,772,442) ............................       94,772,442
                                                                  --------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--5.2%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00,
                repurchase price $36,621,451, collateralized
                by $17,525,000 U.S. Treasury Notes, 3.375%,
                due 1/15/07 and $66,550,000 U.S. Treasury Strips,
                0%, due 5/15/19-2/15/26 ......................       36,597,094
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $131,369,536) ..........................      131,369,536
                                                                 --------------
TOTAL INVESTMENTS
  (COST $744,193,053)(A) .........................    107.4%        752,156,181
Liabilities in Excess of Other Assets ............     (7.4)        (51,785,839)
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  700,370,342
                                                      =====      ==============

----------

*    Non-income producing security.
+    Securities partially or fully on loan.
(a) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $744,193,053, amounted to $7,963,128 which consisted of aggregate gross unrealized appreciation of $101,058,257 and aggregate gross unrealized depreciation of $93,095,129.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                              YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------------
                                                      2000             1999               1998           1997               1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $  55.15         $  43.97         $    43.75       $  40.91         $    39.41
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          0.01(i)         (0.12)(i)          (0.02)         (0.05)(i)          (0.04)(i)
Net realized and unrealized gain
  (loss) on investments                             (12.80)           16.98               6.30           4.45               1.70
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                (12.79)           16.86               6.28           4.40               1.66
Distributions from net realized gains               (18.87)           (5.68)             (6.06)         (1.56)             (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $  23.49         $  55.15         $    43.97       $  43.75         $    40.91
===================================================================================================================================
Total Return                                        (27.20%)          43.42%             15.53%         11.39%              4.18%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)         $700,370         $674,864         $1,216,584       $997,586         $1,469,518
===================================================================================================================================
  Ratio of expenses to average net assets             0.90%            0.90%              0.89%          0.89%              0.88%
===================================================================================================================================
  Ratio of net investment income (loss) to
    average net assets                                0.03%           (0.28%)            (0.20%)        (0.12%)            (0.09%)
===================================================================================================================================
  Portfolio Turnover Rate                           217.69%          182.25%            142.90%        104.43%            110.04%
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================

   SHARES     COMMON STOCKS--91.0%                                    VALUE
   -------                                                            -----

              AEROSPACE--1.0%
    19,000    United Technologies Corporation .................   $    1,493,875
                                                                  --------------
              BEVERAGES--1.1%
    26,150    The Coca-Cola Company ...........................        1,593,516
                                                                  --------------
              BIOTECHNOLOGY RESEARCH
                & PRODUCTION--2.4%
    55,500    Amgen Inc.*+ ....................................        3,548,531
                                                                  --------------
              BUSINESS SERVICES--2.6%
    81,700    Paychex, Inc. ...................................        3,972,663
                                                                  --------------
              CABLE--3.6%
    61,500    Comcast Corp., Cl. A Special* ...................        2,567,625
    55,200    Time Warner Inc. ................................        2,883,648
                                                                  --------------
                                                                       5,451,273
                                                                  --------------
              COMMUNICATION EQUIPMENT--7.5%
    91,000    Cisco Systems, Inc.* ............................        3,480,750
   126,400    Motorola, Inc. ..................................        2,559,600
    59,850    Nortel Networks Corporation .....................        1,918,941
    40,000    QUALCOMM Inc.* ..................................        3,287,500
                                                                  --------------
                                                                      11,246,791
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--4.0%
   140,000    Nokia Corporation, ADR ..........................        6,090,000
                                                                  --------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--1.8%
    26,400    EMC Corporation* ................................        1,755,600
    36,000    Sun Microsystems, Inc.* .........................        1,003,500
                                                                  --------------
                                                                       2,759,100
                                                                  --------------
              COMPUTER SERVICES--.5%
    25,000    eBay Inc.* ......................................          825,000
                                                                  --------------
              COMPUTER SOFTWARE--1.7%
    90,000    Oracle Corporation* .............................        2,615,625
                                                                  --------------
              CONGLOMERATE--6.7%
   131,400    General Electric Company ........................        6,298,988
    68,400    Tyco International Ltd. .........................        3,796,200
                                                                  --------------
                                                                      10,095,188
                                                                  --------------
              FINANCIAL SERVICES--18.7%
    31,900    The Bank of New York Company, Inc. ..............   $    1,760,480
   126,466    Citigroup Inc. ..................................        6,457,670
    40,800    Marsh & McLennan Companies, Inc. ................        4,773,600
    49,400    Merrill Lynch & Co., Inc. .......................        3,368,463
    42,000    Morgan Stanley Dean Witter & Co. ................        3,328,500
    17,000    Northern Trust Corporation ......................        1,386,563
    70,000    Schwab (Charles) Corporation (The) ..............        1,986,250
     5,000    State Street Corporation ........................          621,050
    32,300    Stilwell Financial Inc. .........................        1,273,831
    57,950    Wells Fargo & Company ...........................        3,227,091
                                                                  --------------
                                                                      28,183,498
                                                                  --------------
              FOOD--1.9%
    63,900    Philip Morris Companies Inc.+ ...................        2,811,600
                                                                  --------------
              HEALTH CARE ADMINISTRATIVE SERVICES--5.3%
    80,000    Cardinal Health, Inc. ...........................        7,970,000
                                                                  --------------
              INSURANCE--6.9%
    60,946    American International Group, Inc. ..............        6,006,990
    50,600    The Chubb Corporation ...........................        4,376,900
                                                                  --------------
                                                                      10,383,890
                                                                  --------------
              MANUFACTURING--1.7%
    77,100    Solectron Corporation* ..........................        2,613,690
                                                                  --------------
              OIL & GAS--2.5%
    44,000    Exxon Mobil Corporation .........................        3,825,250
                                                                  --------------

              PHARMACEUTICALS--15.8%
    68,600    Abbott Laboratories .............................        3,322,812
    81,600    American Home Products Corporation ..............        5,185,680
    59,600    Baxter International Inc. .......................        5,263,425
    41,500    Eli Lilly and Company ...........................        3,862,094
   100,387    Pfizer Inc. .....................................        4,617,802
    25,800    Pharmacia Corporation ...........................        1,573,800
                                                                  --------------
                                                                      23,825,613
                                                                  --------------
              RETAIL--5.3%
    71,550    Home Depot, Inc. ................................        3,268,940
    30,100    Walgreen Co. ....................................        1,258,556
    63,900    Wal-Mart Stores, Inc. ...........................        3,394,688
                                                                  --------------
                                                                       7,922,184
                                                                  --------------
              TOTAL COMMON STOCKS
                (COST $127,576,080) ...........................      137,227,287
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================


  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--6.9%                          VALUE
  ---------                                                         ------

              SHORT-TERM CORPORATE NOTES--4.6%
$3,000,000    Textron Financial Corporation,
                6.53%, 1/18/01 ................................   $    2,991,293
 4,000,000    Verizon Network Funding Corp.,
                6.55%, 1/3/01 .................................        3,999,272
                                                                  --------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $6,990,565) .............................        6,990,565
                                                                  --------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.3%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00
                repurchase price $3,380,835; collateralized
                by $3,460,000 U.S. Treasury Notes, 3.375%,
                due 1/15/07 ...................................        3,378,611
                                                                  --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $10,369,176) ............................       10,369,176
                                                                  --------------

TOTAL INVESTMENTS
  (COST $137,945,256)(A) .........................     97.9%         147,596,463
Other Assets in Excess of Liabilities ............      2.1%           3,186,827
                                                      -----       --------------
NET ASSETS .......................................    100.0%      $  150,783,290
                                                      =====       ==============

----------

+    Securities partially or fully on loan.
*    Non-income producing security.
(a) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $137,945,256, amounted to $9,651,207 which consisted of aggregate gross unrealized appreciation of $17,301,065 and aggregate gross unrealized depreciation of $7,649,858.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                          YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                              2000            1999            1998            1997            1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                          $ 17.58         $ 13.12         $ 10.99         $  8.42         $ 17.79
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.050.00           0.03            0.03            0.09             (i)
Net realized and unrealized gain
  (loss) on investments                                       (0.44)           5.26            3.30            2.94            1.87
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                          (0.39)           5.26            3.33            2.97            1.96
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                          (0.01)          (0.03           (0.04)          (0.04)          (0.33)
Distributions from net realized gains                         (3.92)          (0.77           (1.16)          (0.36)         (11.00)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (3.93)          (0.80)          (1.20)          (0.40)         (11.33)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $ 13.26         $ 17.58         $ 13.12         $ 10.99         $  8.42
===================================================================================================================================
Total Return                                                  (1.27%)         42.45%          32.39%          36.29%          19.68%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                   $150,783        $91,250         $77,926         $47,399         $20,910
===================================================================================================================================
  Ratio of expenses to average net assets                      0.70%           0.70%           0.70%           0.74%           0.81%
===================================================================================================================================
  Ratio of net investment income to
    average net assets                                         0.43%           0.03%           0.31%           0.56%           0.94%
===================================================================================================================================
  Portfolio Turnover Rate                                    142.43%         193.23%         131.67%         150.09%         121.60%
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================

   SHARES     COMMON STOCKS--49.1%                                    VALUE
   -------                                                            -----

              ADVERTISING--.4%
     5,900    Omnicom Group Inc. ..............................   $      488,963
                                                                  --------------
              AEROSPACE--1.7%
     5,000    General Dynamics Corporation ....................          390,000
    19,850    United Technologies Corporation .................        1,560,706
                                                                  --------------
                                                                       1,950,706
                                                                  --------------
              AUTOMOTIVE--.4%
    11,400    Harley-Davidson, Inc. ...........................          453,150
                                                                  --------------
              BEVERAGES--1.0%
    19,050    The Coca-Cola Company ...........................        1,160,859
                                                                  --------------
              BIOTECHNOLOGY RESEARCH &
                PRODUCTION--1.7%
    30,000    Amgen Inc.*+ ....................................        1,918,125
                                                                  --------------
              CABLE--.8%
    10,000    Comcast Corp., Cl. A Special* ...................          417,500
     9,400    Time Warner Inc. ................................          491,056
                                                                  --------------
                                                                         908,556
                                                                  --------------
              COMMUNICATION EQUIPMENT--1.5%
    34,400    Cisco Systems, Inc.* ............................        1,315,800
     7,900    Corning Incorporated ............................          417,219
                                                                  --------------
                                                                       1,733,019
                                                                  --------------
              COMMUNICATION SERVICES--.5%
    12,200    SBC Communications Inc. .........................          582,550
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--.9%
    15,200    America Online, Inc.* ...........................          528,960
    10,200    Exodus Communications, Inc.* ....................          204,000
     7,600    Nokia Corporation ADR ...........................          330,600
                                                                  --------------
                                                                       1,063,560
                                                                  --------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--3.6%
    86,800    Dell Computer Corporation* ......................        1,513,575
    23,550    EMC Corporation* ................................        1,566,075
    39,300    Sun Microsystems, Inc.* .........................        1,095,488
                                                                  --------------
                                                                       4,175,138
                                                                  --------------
              COMPUTER SERVICES--1.0%
    33,400    eBay Inc.* ......................................        1,102,200
                                                                  --------------
              COMPUTER SOFTWARE--3.2%
     6,000    Ariba, Inc.* ....................................          321,750
    13,200    Commerce One, Inc.* .............................          334,125
     4,840    i2 Technologies, Inc.*+ .........................          263,175
     9,900    Intuit Inc.* ....................................          390,431
    38,200    Microsoft Corporation* ..........................        1,656,925
    27,000    Oracle Corporation* .............................          784,688
                                                                  --------------
                                                                       3,751,094
                                                                  --------------
              CONGLOMERATE--3.6%
    42,300    General Electric Company ........................   $    2,027,756
    39,000    Tyco International Ltd. .........................        2,164,500
                                                                  --------------
                                                                       4,192,256
                                                                  --------------
              ENERGY & ENERGY SERVICES--3.8%
     8,900    BJ Services Company* ............................          612,987
    14,900    Calpine Corporation* ............................          671,431
     3,600    Duke Energy Corporation .........................          306,900
    38,650    Halliburton Company .............................        1,401,062
    10,600    Nabors Industries, Inc.* ........................          626,990
    17,850    Transocean Sedco Forex Inc. .....................          821,100
                                                                  --------------
                                                                       4,440,470
                                                                  --------------
              FINANCIAL SERVICES--4.9%
     4,500    American Express Company ........................          247,219
    40,266    Citigroup Inc. ..................................        2,056,083
     8,050    Marsh & McLennan Companies, Inc. ................          941,850
     8,900    Merrill Lynch & Co., Inc. .......................          606,869
    21,450    Schwab (Charles) Corporation (The) ..............          608,643
    18,600    Stilwell Financial Inc. .........................          733,538
     9,300    Washington Mutual, Inc. .........................          493,481
                                                                  --------------
                                                                       5,687,683
                                                                  --------------

              FOOD--1.5%
    38,900    Philip Morris Companies Inc.+ ...................        1,711,600
                                                                  --------------
              FOOD CHAINS--1.5%
    20,900    The Kroger Co.* .................................          565,606
    19,400    Safeway Inc.* ...................................        1,212,500
                                                                  --------------
                                                                       1,778,106
                                                                  --------------
              HEALTH CARE ADMINISTRATIVE SERVICES--1.8%
    21,100    Cardinal Health, Inc. ...........................        2,102,087
                                                                  --------------
              INSURANCE--1.1%
    12,800    American International Group, Inc. ..............        1,261,600
                                                                  --------------
              MANUFACTURING--1.5%
     9,000    Sanmina Corporation* ............................          689,625
    29,700    Solectron Corporation* ..........................        1,006,830
                                                                  --------------
                                                                       1,696,455
                                                                  --------------
              MEDIA--1.2%
    29,400    AT&T Corp. Liberty Media Group, Series A* .......          398,738
    21,700    Viacom Inc. Cl. B* ..............................        1,014,475
                                                                  --------------
                                                                       1,413,213
                                                                  --------------
              MEDICAL DEVICES--.5%
    10,950    Guidant Corporation* ............................          590,615
                                                                  --------------
              OIL & GAS--1.9%
    24,600    Exxon Mobil Corporation .........................        2,138,663
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
   -------                                                            -----
              PHARMACEUTICALS--6.4%
     7,000    Abbott Laboratories .............................   $      339,063
    11,000    ALZA Corporation*+ ..............................          467,500
    34,188    American Home Products Corporation ..............        2,172,647
    22,400    Baxter International Inc. .......................        1,978,200
    46,475    Pfizer Inc. .....................................        2,137,850
     5,400    Pharmacia Corporation ...........................          329,400
                                                                  --------------
                                                                       7,424,660
                                                                  --------------
              RETAIL--1.7%
    10,800    Best Buy Co., Inc.* .............................          319,275
    18,350    Walgreen Co. ....................................          767,259
    17,350    Wal-Mart Stores, Inc. ...........................          921,719
                                                                  --------------
                                                                       2,008,253
                                                                  --------------
              SEMICONDUCTOR CAPITAL
                  EQUIPMENT--.1%
     4,000    Teradyne, Inc.* .................................          149,000
                                                                  --------------
              SEMICONDUCTORS--.9%
    16,600    Altera Corporation* .............................          436,788
    11,700    Linear Technology Corporation ...................          541,125
                                                                  --------------
                                                                         977,913
                                                                  --------------
              TOTAL COMMON STOCKS
                (COST $57,899,641) ............................       56,860,494
                                                                  --------------
  PRINCIPAL
   AMOUNT     CORPORATE BONDS--18.9%
  ---------
              AUTOMOTIVE--.9%
$1,000,000    Daimler-Chrysler Financial Corp.,
                6.95%, 3/25/02 ................................        1,010,110
                                                                  --------------
              BEVERAGES--1.3%
 1,500,000    Pepsico Inc., 7.425%, 8/17/07 ...................        1,501,530
                                                                  --------------
              BANKS--4.1%
 1,700,000    Associates Corp. North America,
                7.75%, 2/15/05 ................................        1,777,299
   100,000    Bank of America Corp.,
                7.125%, 5/12/05 ...............................          102,370
 2,000,000    First USA Bank Wilmington Delaware,
                7.65%, 8/1/03 .................................        2,051,160
   800,000    Wells Fargo & Co. Sr. Global Notes,
                6.625%, 7/15/04 ...............................          809,896
                                                                  --------------
                                                                       4,740,725
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--1.2%
   800,000    TCI Communications Inc. Sr. Notes,
                8.00%, 8/1/05 .................................          836,544
  500,000     Tele-Communications, Inc.,
                7.25%, 8/1/05 .................................          503,840
                                                                  --------------
                                                                       1,340,384
                                                                  --------------
  PRINCIPAL
   AMOUNT                                                              VALUE
---------------                                                        -----
              CONGLOMERATE--.4%
$  500,000    Loews Corp., 7.625%, 6/1/23 .....................   $      455,785
                                                                  --------------
              ELECTRIC & GAS COMPANIES--.7%
   400,000    Potomac Electric Power Co.,
                7.00%, 1/15/24 ................................          350,000
   500,000    Washington Gas Light Co., Medium
                Term Notes, 6.51%, 8/18/08 ....................          495,900
                                                                  --------------
                                                                         845,900
                                                                  --------------

              FINANCIAL SERVICES--8.4%
   800,000    BankAmerica Corp.,
                7.20%, 4/15/06 ................................          811,944
   500,000    Beneficial Corp.,
                6.575%, 12/16/02 ..............................          501,110
   500,000    Block Financial Corp.,
                8.50%, 4/15/07 ................................          515,175
   260,000    Chase Manhattan Corporation,
                8.50%, 2/15/02 ................................          266,297
 1,300,000    Cit Group Inc.,
                7.125%, 10/15/04+ .............................        1,303,484
   200,000    Citicorp,
                7.125%, 6/1/03 ................................          203,838
 2,200,000    Countrywide Home Loan Inc.,
                6.935%, 7/16/07 ...............................        2,161,918
   800,000    Goldman Sachs Group,
                6.65%, 5/15/09 ................................          771,560
 1,000,000    International Lease Finance Corp.,
                6.00%, 6/15/03 ................................          999,940
   700,000    NCNB Texas National Bank Dallas,
                9.50%, 6/1/04 .................................          763,462
 1,500,000    USL Capital Corp. Sr. Notes,
                6.50%, 12/1/03 ................................        1,495,935
                                                                  --------------
                                                                       9,794,663
                                                                  --------------
              LEISURE & ENTERTAINMENT--.3%
   300,000    Disney (Walt) Company,
                6.375%, 3/30/01 ...............................          299,859
                                                                  --------------
              OIL & GAS--.9%
 1,080,000    Chevron Corp.,
                6.625%, 10/1/04 ...............................        1,106,460
                                                                  --------------
              RETAIL--.7%
   800,000    Wal-Mart Stores, Inc.,
                6.55%, 8/10/04+ ...............................          818,440
                                                                  --------------
              TOTAL CORPORATE BONDS
                (COST $21,690,048) ............................       21,913,856
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================

  PRINCIPAL   U.S. GOVERNMENT &
   AMOUNT         AGENCY OBLIGATIONS--23.3%                           VALUE
   -------                                                            -----
$2,000,000    Federal Farm Credit Bank,
                6.80%, 10/12/07 ...............................   $    2,102,020
              Federal Home Loan Bank,
 2,000,000      7.00%, 2/14/03 ................................        2,050,940
 1,260,000      5.765%, 3/18/03 ...............................        1,264,183
 1,500,000      7.25%, 5/13/05 ................................        1,582,035
 1,000,000      6.375%, 8/15/06 ...............................        1,026,250
 1,000,000      6.75%, 8/15/07 ................................        1,044,530
 1,115,000      8.00%, 8/19/14 ................................        1,113,339
   250,000      8.16%, 9/8/14 .................................          249,915
              Federal Home Loan Mortgage Corp.,
   800,000      6.00%, 6/23/04 ................................          794,504
   800,000      5.75%, 4/15/08 ................................          789,872
   600,000      7.08%, 3/17/14 ................................          589,128
              Federal National Mortgage Association,
 1,000,000      7.125%, 2/15/05 ...............................        1,050,310
   500,000      6.96%, 4/2/07 .................................          527,500
   633,000      7.00%, 3/4/13 .................................          621,726
   400,000      6.75%, 2/4/28 .................................          374,376
              U.S. Treasury Notes,
   800,000      6.125%, 12/31/01 ..............................          804,624
 1,000,000      6.50%, 3/31/02 ................................        1,012,340
 1,500,000      6.375%, 4/30/02 ...............................        1,518,285
 2,000,000      6.25%, 7/31/02 ................................        2,028,120
   800,000      6.25%, 2/15/03 ................................          817,000
   800,000      6.00%, 8/15/04 ................................          822,624
 1,500,000      6.50%, 5/15/05 ................................        1,582,500
   800,000      6.50%, 10/15/06 ...............................          853,376
 1,500,000      6.125%, 8/15/07 ...............................        1,578,285
   800,000      5.625%, 5/15/08 ...............................          820,872
                                                                  --------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $26,271,985) ............................       27,018,654
                                                                  --------------
  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--8.2%                            VALUE
   -------                                                            -----
              SHORT-TERM CORPORATE NOTES--5.2%
$4,000,000    Caterpillar Inc., 6.47%, 1/31/01 ................   $    3,979,152
 2,000,000    Textron Financial Corporation,
                6.53%, 1/18/01 ................................        1,994,196
                                                                  --------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $5,973,348) .............................        5,973,348
                                                                  --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--3.0%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00
                repurchase price $3,556,686; collateralized
                by $12,335,000 U.S. Treasury Strips, 0%,
                due 8/15/22 ...................................        3,554,352
                                                                  --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $9,527,700) .............................        9,527,700
                                                                  --------------
TOTAL INVESTMENTS
  (COST $115,389,374)(A) .........................     99.5%         115,320,704
Other Assets in Excess of Liabilities ............      0.5%             573,282
                                                      -----       --------------
NET ASSETS .......................................    100.0%      $  115,893,986
                                                      =====       ==============

----------

*    Non-income producing security.
+    Securities partially or fully on loan.
(a) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $115,389,374, amounted to $68,670 which consisted of aggregate gross unrealized appreciation of $7,828,417 and aggregate gross unrealized depreciation of $7,897,087.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                 YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2000            1999            1998            1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $  15.57         $ 12.98         $ 10.76         $  9.24        $ 13.64
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.20            0.15            0.19            0.17           0.21(i)
Net realized and unrealized gain
  (loss) on investments                                     (0.61)           3.45            3.02            1.63           1.01
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        (0.41)           3.60            3.21            1.80           1.22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                        (0.13)          (0.17           (0.18)          (0.12)         (0.73)
Distributions from net realized gains                       (1.26)          (0.84           (0.81)          (0.16)         (4.89)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (1.39)          (1.01)          (0.99)          (0.28)         (5.62)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $  13.77         $ 15.57         $ 12.98         $ 10.76        $  9.24
===================================================================================================================================
Total Return                                                (2.76%)         29.21%          31.51%          19.82%         10.17%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                $115,894         $56,327         $28,208         $16,614        $10,486
===================================================================================================================================
  Ratio of expenses to average net assets                    0.88%           0.93%           0.92%           1.01%          1.14%
===================================================================================================================================
  Ratio of net investment income to
    average net assets                                       2.40%           1.66%           2.09%           2.14%          2.06%
===================================================================================================================================
  Portfolio Turnover Rate                                   63.37%         118.74%          94.64%         105.01%         68.66%
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================

   SHARES     COMMON STOCKS--86.4%                                     VALUE
  --------                                                             -----

              ADVERTISING--1.0%
    85,500    Lamar Advertising Company, Cl. A*+ ..............   $    3,299,766
                                                                  --------------
              AEROSPACE--.7%
    30,500    General Dynamics Corporation ....................        2,379,000
                                                                  --------------
              AIRLINES--.5%
    29,200    Continental Airlines, Inc. Cl. B* ...............        1,507,450
                                                                  --------------
              BIOTECHNOLOGY RESEARCH
                & PRODUCTION--3.7%
    77,700    Affymetrix Inc.*+ ...............................        5,783,794
   101,200    Cephalon, Inc.*+ ................................        6,407,225
                                                                  --------------
                                                                      12,191,019
                                                                  --------------
              BROADCASTING--.7%
   135,000    Entravision Communications Corporation Cl. A* ...        2,480,625
                                                                  --------------
              BUSINESS SERVICES--1.0%
    37,400    Concord EFS Inc.* ...............................        1,643,262
    35,300    CSG Systems International Inc.* .................        1,656,893
                                                                  --------------
                                                                       3,300,155
                                                                  --------------
              COMMUNICATION EQUIPMENT--1.2%
    62,000    Efficient Networks, Inc.*+ ......................          883,500
   242,800    Spectrasite Holdings, Inc.* .....................        3,217,100
                                                                  --------------
                                                                       4,100,600
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--.3%
    43,000    Exodus Communications, Inc.* ....................          860,000
                                                                  --------------
              COMPUTER SERVICES--3.6%
    54,400    Amdocs Limited*+ ................................        3,604,000
   123,100    CNET Networks, Inc.*+ ...........................        1,969,600
   189,500    eBay Inc.* ......................................        6,253,500
                                                                  --------------
                                                                      11,827,100
                                                                  --------------
              COMPUTER SOFTWARE--9.6%
   293,600    Commerce One, Inc.* .............................        7,431,750
   258,700    Intuit Inc.* ....................................       10,202,480
   107,718    Openwave Systems Inc.* ..........................        5,163,732
   244,600    PeopleSoft, Inc.* ...............................        9,096,062
                                                                  --------------
                                                                      31,894,024
                                                                  --------------
              ENERGY & ENERGY SERVICES--19.1%
   192,200    BJ Services Company* ............................   $   13,237,775
   207,100    Calpine Corporation* ............................        9,332,444
   158,700    Cooper Cameron Corporation* .....................       10,484,118
   223,900    Nabors Industries, Inc.* ........................       13,243,685
    79,200    Santa Fe International Corporation ..............        2,539,350
   130,200    Smith International, Inc.* ......................        9,708,038
   112,000    Transocean Sedco Forex Inc. .....................        5,152,000
                                                                  --------------
                                                                      63,697,410
                                                                  --------------
              FINANCIAL SERVICES--2.7%
   227,600    Stilwell Financial Inc. .........................        8,975,975
                                                                  --------------
              FOODS & BEVERAGES--3.2%
   238,500    Starbucks Corporation* .........................       10,553,625
                                                                  --------------
              HEALTH CARE--3.1%
    32,800    Express Scripts Inc. Cl. A* .....................        3,353,800
    40,330    Laboratory Corporation of America Holdings* .....        7,098,080
                                                                  --------------
                                                                      10,451,880
                                                                  --------------
              HEALTH CARE ADMINISTRATIVE SERVICES--4.2%
   191,650    AmeriSource Health Corporation Cl. A* ...........        9,678,325
    51,100    Gilead Sciences Inc.* ...........................        4,238,106
                                                                  --------------
                                                                      13,916,431
                                                                  --------------
              INDUSTRIAL EQUIPMENT--4.9%
    39,800    SPX Corporation* ................................        4,305,863
   145,400    Waters Corporation* .............................       12,140,900
                                                                  --------------
                                                                      16,446,763
                                                                  --------------

              MANUFACTURING--6.1%
    44,800    Dover Corporation ...............................        1,817,200
    95,000    Flextronics International Ltd.* .................        2,707,500
    84,650    Millipore Corporation ...........................        5,332,950
   138,020    Sanmina Corporation* ............................       10,575,783
                                                                  --------------
                                                                      20,433,433
                                                                  --------------
              OIL & GAS--3.2%
    86,600    Devon Energy Corporation ........................        5,280,002
    98,500    EOG Resources Inc.+ .............................        5,386,719
                                                                  --------------
                                                                      10,666,721
                                                                  --------------
              PHARMACEUTICALS--10.4%
    17,300    Allergan, Inc. ..................................        1,674,856
   382,500    ALZA Corporation*+ ..............................       16,256,250
   112,800    Forest Laboratories, Inc.* ......................       14,988,300
    16,945    Genzyme Corp General Division* ..................        1,523,991
                                                                  --------------
                                                                      34,443,397
                                                                  --------------

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
  --------                                                            -----
              RESTAURANTS--2.1%
   269,050    Outback Steakhouse, Inc.* .......................   $    6,961,669
                                                                  --------------
              RETAIL--.5%
    58,500    Best Buy Co., Inc.* .............................        1,729,406
                                                                  --------------
              SCIENTIFIC EQUIPMENT &
                SUPPLIERS--.5%
    22,200    Newport Corporation .............................        1,745,128
                                                                  --------------
              SECURITIES BROKERAGE &
                SERVICES--.4%
    32,850    Investment Technology Group, Inc.* ..............        1,371,488
                                                                  --------------
              SEMICONDUCTOR CAPITAL
                EQUIPMENT--1.0%
    86,106    Teradyne, Inc.* .................................        3,207,449
                                                                  --------------
              SEMICONDUCTORS--2.7%
   372,325    Microchip Technology Incorporated* ..............        8,167,880
    53,000    Vishay Intertechnology, Inc* ....................          801,625
                                                                  --------------
                                                                       8,969,505
                                                                  --------------
              TOTAL COMMON STOCKS
                (COST $264,372,570) ...........................      287,410,019
                                                                  --------------
PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--21.6%                            VALUE
  --------                                                             -----
              SHORT-TERM CORPORATE NOTES--16.5%
$15,000,000   General Motors Acceptance Corporation,
                6.49%, 1/12/01 ................................   $   14,972,958
 6,000,000    Nationwide Building Society,
                6.40%, 2/8/01 .................................        5,960,533
 4,000,000    South Carolina Fuel Company, Inc.,
                6.44%, 2/9/01(a) ..............................        3,972,809
15,000,000    Textron Financial Corporation,
                6.55%, 1/18/01 ................................       14,956,333
15,000,000    United Parcel Service of America, Inc.,
                6.45%, 1/19/01 ................................       14,954,313
                                                                  --------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $54,816,946) ............................       54,816,946
                                                                  --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--5.1%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00
                repurchase price $17,013,378; collateralized
                by $58,980,000 U.S. Treasury Strips, 0%,
                due 8/15/22 ..................................       17,002,189
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $71,819,135) ...........................       71,819,135
                                                                 --------------
TOTAL INVESTMENTS
  (COST $336,191,705)(B) .........................    108.0%        359,229,154
Liabilities in Excess of Other Assets ............     (8.0)        (26,495,227)
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  332,733,927
                                                      =====      ==============

----------

  * Non-income producing security.
  + Securities partially or fully on loan.
(a) Pursuant to Securities & Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $336,191,705, amounted to $23,037,449 which consisted of aggregate gross unrealized appreciation of $59,321,597 and aggregate gross unrealized depreciation of $36,284,148.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                          YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                           2000             1999           1998             1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $  32.23          $ 28.87        $ 24.18          $ 21.35        $ 19.44
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.03)(i)        (0.05)          0.00(i)         (0.04)          0.03
Net realized and unrealized gain
  on investments                                             2.79             8.00           6.95             3.20           2.29
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                         2.76             7.95           6.95             3.16           2.32
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                           --               --             --            (0.01)            --
Distributions from net realized gains                       (4.37)           (4.59          (2.26)           (0.32)         (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (4.37)           (4.59)         (2.26)           (0.33)         (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $  30.62          $ 32.23        $ 28.87          $ 24.18        $ 21.35
===================================================================================================================================
Total Return                                                 9.18%           31.85%         30.30%           15.01%         11.90%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                $332,734          $931,397       $689,571         $444,967       $394,847
===================================================================================================================================
  Ratio of expenses to average net assets                    0.84%            0.85%          0.84%            0.84%          0.84%
===================================================================================================================================
  Ratio of net investment income (loss) to
    average net assets                                      (0.09%)          (0.21%)         0.00%           (0.15%)         0.08%
===================================================================================================================================
  Portfolio Turnover Rate                                  130.85%          162.30%        152.21%          151.98%         90.97%
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================

   SHARES     COMMON STOCKS--89.4%                                    VALUE
   -------                                                            -----
              AEROSPACE--1.1%
    46,300    General Dynamics Corporation ....................   $    3,611,400
    20,950    United Technologies Corporation .................        1,647,194
                                                                  --------------
                                                                       5,258,594
                                                                  --------------
              BIOTECHNOLOGY RESEARCH
                & PRODUCTION--7.0%
    53,900    Affymetrix Inc.*+ ...............................        4,012,181
   261,550    Amgen Inc.*+ ....................................       16,722,853
    72,000    Celgene Corporation* ............................        2,340,000
   162,000    Immunex Corp.* ..................................        6,581,250
   110,000    QIAGEN N.V.*+ ...................................        3,805,313
                                                                  --------------
                                                                      33,461,597
                                                                  --------------
              CABLE--1.8%
   201,400    Comcast Corp., Cl. A Special* ...................        8,408,450
                                                                  --------------
              COMMUNICATION EQUIPMENT--7.1%
   351,200    Cisco Systems, Inc.* ............................       13,433,400
   219,950    Nortel Networks Corporation .....................        7,052,146
   164,100    QUALCOMM Inc.* ..................................       13,486,969
                                                                  --------------
                                                                      33,972,515
                                                                  --------------
              COMMUNICATIONS TECHNOLOGY--4.8%
   235,700    America Online, Inc.* ...........................        8,202,360
    80,000    McLeodUSA Incorporated Cl. A*+ ..................        1,130,000
   309,550    Nokia Corporation, ADR ..........................       13,465,424
                                                                  --------------
                                                                      22,797,784
                                                                  --------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--5.0%
   209,700    Dell Computer Corporation* ......................        3,656,644
   131,200    EMC Corporation* ................................        8,724,800
   415,200    Sun Microsystems, Inc.* .........................       11,573,700
                                                                  --------------
                                                                      23,955,144
                                                                  --------------
              COMPUTER SERVICES--3.7%
   113,000    Amdocs Limited* .................................        7,486,250
   305,400    eBay Inc.* ......................................       10,078,200
                                                                  --------------
                                                                      17,564,450
                                                                  --------------
              COMPUTER SOFTWARE--9.4%
   159,350    Ariba, Inc.* ....................................        8,545,144
   115,300    Commerce One, Inc.* .............................        2,918,531
   179,000    i2 Technologies, Inc.*+ .........................        9,733,125
   136,700    Microsoft Corporation* ..........................        5,929,363
   172,700    Openwave Systems Inc.* ..........................        8,278,806
   318,400    Oracle Corporation* .............................        9,253,500
                                                                  --------------
                                                                      44,658,469
                                                                  --------------
   SHARES                                                             VALUE
   -------                                                            -----
              COMPUTER TECHNOLOGY--1.2%
    70,000    Research in Motion Limited* .....................   $    5,600,000
                                                                  --------------
              CONGLOMERATE--4.0%
   294,500    General Electric Company ........................       14,117,594
    91,300    Tyco International Ltd. .........................        5,067,150
                                                                  --------------
                                                                      19,184,744
                                                                  --------------
              ENERGY & ENERGY SERVICES--1.4%
    88,500    Calpine Corporation* ............................        3,988,031
    32,500    Duke Energy Corporation .........................        2,770,625
                                                                  --------------
                                                                       6,758,656
                                                                  --------------
              FINANCIAL SERVICES--13.4%
   114,350    The Bank of New York Company, Inc. ..............        6,310,691
   400,733    Citigroup Inc. ..................................       20,462,429
   108,850    Marsh & McLennan Companies, Inc. ................       12,735,450
    41,000    Merrill Lynch & Co., Inc. .......................        2,795,687
   130,000    Morgan Stanley Dean Witter & Co. ................       10,302,500
   236,400    Schwab (Charles) Corporation (The) ..............        6,707,850
    17,900    State Street Corporation ........................        2,223,359
    57,650    Stilwell Financial Inc. .........................        2,273,572
                                                                  --------------
                                                                      63,811,538
                                                                  --------------
              FOOD--1.1%
   120,450    Philip Morris Companies Inc.+ ...................        5,299,800
                                                                  --------------

              FOOD CHAINS--2.2%
   170,900    Safeway Inc.* ...................................       10,681,250
                                                                  --------------
              HEALTH CARE ADMINISTRATIVE SERVICES--1.2%
    58,400    Cardinal Health, Inc. ...........................        5,818,100
                                                                  --------------
              INSURANCE--3.9%
   189,455    American International Group, Inc. ..............       18,673,158
                                                                  --------------
              MANUFACTURING--2.7%
    41,125    Sanmina Corporation* ............................        3,151,202
   282,400    Solectron Corporation* ..........................        9,573,360
                                                                  --------------
                                                                      12,724,562
                                                                  --------------
              MEDIA--.5%
   163,600    AT&T Corp. Liberty Media Group, Series A* .......        2,218,825
                                                                  --------------
              PHARMACEUTICALS--12.0%
   221,400    American Home Products Corporation ..............       14,069,970
   123,550    Baxter International Inc. .......................       10,911,009
   122,250    Eli Lilly and Company ...........................       11,376,891
    25,400    Genzyme Corp General Division* ..................        2,284,413
   317,887    Pfizer Inc. .....................................       14,622,802
    62,600    Pharmacia Corporation ...........................        3,818,600
                                                                  --------------
                                                                      57,083,685
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)
================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
   -------                                                            -----
              RETAIL--4.6%
   236,550    Home Depot, Inc. ................................   $   10,807,378
   206,400    Wal-Mart Stores, Inc. ...........................       10,965,000
                                                                  --------------
                                                                      21,772,378
                                                                  --------------
              SEMICONDUCTORS--1.3%
   151,250    Altera Corporation* .............................        3,979,766
   100,000    Microchip Technology Incorporated* ..............        2,193,750
                                                                  --------------
                                                                       6,173,516
                                                                  --------------
              TOTAL COMMON STOCKS
                (COST $461,542,089) ...........................      425,877,215
                                                                  --------------
  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--9.7%
  ---------
              SHORT-TERM CORPORATE NOTES--4.2%
$ 9,000,000   Cardinal Health, Inc.,
                6.40%, 2/14/01(a) .............................        8,931,200
  1,000,000   Nationwide Building Society,
                6.40%, 2/8/01 .................................          993,422
 10,000,000   Verizon Network Funding Corp.,
                6.55%, 1/3/01 .................................        9,998,181
                                                                  --------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $19,922,803) ............................       19,922,803
                                                                  --------------
              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--1.0%
  5,000,000   Federal Home Loan Bank
                6.05%, 1/12/01
                (COST $4,991,597) .............................        4,991,597
                                                                  --------------

                                                                      VALUE
                                                                      -----
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--4.5%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00,
                repurchase price $21,651,530; collateralized
                by $74,925,000 U.S. Treasury Strips, 0%,
                due 11/15/21-8/15/22 ..........................   $   21,637,328
                                                                  --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $46,551,728) ............................       46,551,728
                                                                  --------------
TOTAL INVESTMENTS
  (COST $508,093,817)(B) .........................     99.1%         472,428,943
Other Assets in Excess of Liabilities ............      0.9            4,088,143
                                                      -----       --------------
NET ASSETS .......................................    100.0%      $  476,517,086
                                                      =====       ==============

----------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $508,093,817, amounted to $35,664,874 which consisted of aggregate gross unrealized appreciation of $29,062,754 and aggregate gross unrealized depreciation of $64,727,628.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                         YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                    2000               1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year           $    57.97         $    34.90       $    23.17       $    19.36       $    17.43
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                               (0.02)(i)          (0.09)           (0.05)           (0.03)           (0.03)(i)
   Net realized and unrealized gain (loss)
     on investments                                 (13.77)             25.93            12.99             3.84             2.14
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations             (13.79)             25.84            12.94             3.81             2.11
   Distributions from net realized gains             (5.38)             (2.77)           (1.21)              --            (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                 $    38.80         $    57.97       $    34.90       $    23.17       $    19.36
===================================================================================================================================
   Total Return                                     (24.83%)            78.06%           57.83%           19.68%           12.04%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)    $  476,517         $  362,500       $  101,710       $   53,488       $   34,925
===================================================================================================================================
     Ratio of expenses excluding interest to
       average net assets                             0.90%              0.92%            0.93%            0.96%            1.06%
===================================================================================================================================
     Ratio of expenses including interest to
       average net assets                             0.90%              0.93%            0.96%            1.00%            1.09%
===================================================================================================================================
     Ratio of net investment loss to
       average net assets                            (0.03%)            (0.49%)          (0.27%)          (0.17%)          (0.15%)
===================================================================================================================================
     Portfolio Turnover Rate                        132.28%            155.74%          143.59%          164.27%          102.10%
===================================================================================================================================
   Amount of debt outstanding
     at end of year                                     --                 --               --               --               --
===================================================================================================================================
   Average amount of debt outstanding
     during the year                                    --         $  266,584       $  246,101       $  201,644       $   76,079
===================================================================================================================================
   Average daily number of shares
     outstanding during the year                 9,802,168          4,395,246        2,480,478        2,135,458        1,107,187
===================================================================================================================================
   Average amount of debt per share
     during the year                                    --         $     0.06       $     0.10       $     0.09       $     0.07
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 2000
================================================================================

                                                              AMERICAN      AMERICAN
                                                                SMALL        INCOME                      AMERICAN       AMERICAN
                                               AMERICAN      CAPITALIZA-       AND        AMERICAN        MIDCAP        LEVERAGED
                                                GROWTH          TION         GROWTH       BALANCED        GROWTH         ALLCAP
                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
  (identified cost*)--see accompany-
    ing schedules of investments            $1,798,055,170  $752,156,181  $147,596,463   $115,320,704   $359,229,154   $472,428,943
  Receivable for investment securities
    sold                                        37,338,038    39,388,330     3,095,049        253,787      3,452,391      4,023,080
  Receivable for shares of beneficial
    interest sold                                2,125,570     2,338,490       169,706        198,577      1,272,095      1,016,345
  Interest and dividends receivable              1,449,030        48,820       158,835        993,162         22,873        287,475
  Other assets                                          --            --        19,380             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                           1,838,967,808   793,931,821   151,039,433    116,766,230    363,976,513    477,755,843
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                   20,560,443    35,385,530            --        642,856     11,443,845             --
  Payable for securities loaned                    476,374     4,961,706       111,632         47,964        579,621        241,669
  Payable for shares of beneficial
    interest redeemed                            6,577,818    52,603,212        38,531         78,844     18,941,640        580,927
  Accrued investment management fees             1,194,961       518,279        81,199         74,340        226,036        357,614
  Accrued expenses                                 221,397        92,752        24,781         28,240         51,444         58,547
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                         29,030,993    93,561,479       256,143        872,244     31,242,586      1,238,757
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $1,809,936,815  $700,370,342  $150,783,290   $115,893,986   $332,733,927   $476,517,086
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                           $1,497,544,240  $754,579,136  $131,675,695   $112,188,518   $ 49,720,917   $523,493,443
  Undistributed net investment
    income (accumulated loss)                    3,956,067       271,685       524,871      1,463,616       (984,900)      (169,009)
  Undistributed net realized gain/(loss)       333,408,763   (62,443,607)    8,931,517      2,310,522    260,960,461    (11,142,474)
  Net unrealized appreciation (depreciation)   (24,972,255)    7,963,128     9,651,207        (68,670)    23,037,449    (35,664,874)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $1,809,936,815  $700,370,342  $150,783,290   $115,893,986   $332,733,927   $476,517,086
====================================================================================================================================
  Shares of beneficial interest
    outstanding--Note 6                         38,287,618    29,814,753    11,373,587      8,416,947     10,867,225     12,280,773
====================================================================================================================================
NET ASSET VALUE PER SHARE                   $        47.27  $      23.49  $      13.26   $      13.77   $      30.62   $      38.80
====================================================================================================================================
*Identified cost                            $1,823,027,425  $744,193,053  $137,945,256   $115,389,374   $336,191,705   $508,093,817
====================================================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                              AMERICAN       AMERICAN
                                                                SMALL         INCOME                     AMERICAN      AMERICAN
                                              AMERICAN       CAPITALIZA-        AND       AMERICAN        MIDCAP       LEVERAGED
                                               GROWTH           TION          GROWTH      BALANCED        GROWTH        ALLCAP
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                               $   15,354,488   $  7,260,533   $   724,265   $  2,652,517   $  7,489,577  $  3,171,371
    Dividends                                  15,562,800        283,643       743,636        258,756        798,914     1,178,695
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income                             30,917,288      7,544,176     1,467,901      2,911,273      8,288,491     4,350,066
-----------------------------------------------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                25,556,290      6,844,021       808,682        664,600      8,793,790     4,252,969
    Custodian fees                                707,100        219,832        35,134         40,149        250,230       126,480
    Transfer agent fees                           340,751         80,518        12,939          8,861        109,922        50,035
    Professional fees                              73,717         33,863        13,196         11,873         20,795        24,852
    Trustees' fees                                  2,778          2,778         2,778          2,778          2,778         2,778
    Miscellaneous                                 280,585         91,479        36,449         54,065         95,876        61,961
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                           26,961,221      7,272,491       909,178        782,326      9,273,391     4,519,075
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                    3,956,067        271,685       558,723      2,128,947       (984,900)     (169,009)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments   352,283,347    (60,156,487)    9,220,174      1,823,334    268,245,106    (9,797,650)
    Net change in unrealized appreciation
      (depreciation) on investments          (848,978,805)  (194,973,305)  (13,832,861)    (9,001,489)  (171,132,553) (146,120,530)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
      on investments                         (496,695,458)  (255,129,792)   (4,612,687)    (7,178,155)    97,112,553  (155,918,180)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                          $ (492,739,391) $(254,858,107)  $(4,053,964)  $ (5,049,208)  $ 96,127,653 $(156,087,189)
===================================================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                            AMERICAN
                                                              AMERICAN       INCOME                     AMERICAN       AMERICAN
                                               AMERICAN         SMALL          AND         AMERICAN      MIDCAP        LEVERAGED
                                                GROWTH     CAPITALIZATION    GROWTH        BALANCED      GROWTH         ALLCAP
                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               $    3,956,067   $    271,685   $   558,723   $  2,128,947   $   (984,900)  $   (169,009)
Net realized gain (loss) on investments       352,283,347    (60,156,487)    9,220,174      1,823,334    268,245,106     (9,797,650)
Net change in unrealized appreciation
  (depreciation) on investments              (848,978,805)  (194,973,305)  (13,832,861)    (9,001,489)  (171,132,553)  (146,120,530)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (492,739,391)  (254,858,107)   (4,053,964)    (5,049,208)    96,127,653   (156,087,189)
Dividends to shareholders:
  Net investment income                                --             --       (33,852)      (665,331)            --             --
  Net realized gains                         (470,869,678)  (293,099,997)  (26,513,143)    (6,345,846)  (135,859,826)   (47,473,710)
Net increase (decrease) from
  shares of beneficial interest
  transactions--Note 6                       (613,980,023)   573,464,259    90,134,369     71,627,863   (558,931,199)   317,578,240
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)              (1,577,589,092)    25,506,155    59,533,410     59,567,478   (598,663,372)   114,017,341
Net Assets
  Beginning of year                         3,387,525,907    674,864,187    91,249,880     56,326,508    931,397,299    362,499,745
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                              $1,809,936,815   $700,370,342   $150,783,290  $115,893,986   $332,733,927   $476,517,086
===================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                     $    3,956,067   $    271,685   $   524,871   $  1,463,616   $   (984,900)  $   (169,009)
===================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                             AMERICAN
                                                               AMERICAN       INCOME                     AMERICAN       AMERICAN
                                                AMERICAN         SMALL          AND         AMERICAN      MIDCAP        LEVERAGED
                                                 GROWTH     CAPITALIZATION    GROWTH        BALANCED      GROWTH         ALLCAP
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               $     (696,058)  $ (2,078,604)  $    30,982   $    665,438   $ (1,554,566)  $   (921,348)
Net realized gain on investments              460,411,703    293,080,766    26,152,817      6,227,204    131,041,471     47,112,154
Net change in unrealized appreciation
  (depreciation) on investments               307,222,865    (71,914,674)    4,721,973      3,870,767     88,777,695     80,489,142
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                             766,938,510    219,087,488    30,905,772     10,763,409    218,264,600    126,679,948
Dividends to shareholders:
  Net investment income                        (3,390,608)            --      (184,311)      (431,942)            --             --
  Net realized gains                         (231,505,570)  (121,889,784)   (5,479,715)    (2,190,935)  (109,670,539)   (10,215,601)
Net increase (decrease) from
  shares of beneficial interest
  transactions--Note 6                        949,764,622   (638,917,257)  (11,917,487)    19,977,656    133,231,781    144,325,873
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)               1,481,806,954   (541,719,553)   13,324,259     28,118,188    241,825,842    260,790,220
Net Assets
  Beginning of year                         1,905,718,953  1,216,583,740    77,925,621     28,208,320    689,571,457    101,709,525
------------------------------------------------------------------------------------------------------------------------------------
  End of year                              $3,387,525,907   $674,864,187   $91,249,880   $ 56,326,508   $931,397,299   $362,499,745
====================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                     $     (698,692)  $(11,484,511)  $    39,433   $    655,687   $ (2,526,046)  $ (1,219,985)
====================================================================================================================================

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000
================================================================================


NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At December 31, 2000, the value of securities loaned and collateral received thereon were as follows:

                                                       VALUE OF
                                                      SECURITIES      VALUE OF
                                                        LOANED       COLLATERAL
                                                      -----------    -----------
American Growth Portfolio ........................    $ 5,204,801    $ 5,303,056
American Small Capitalization
  Portfolio ......................................     32,235,051     32,780,610
American Income and Growth
  Portfolio ......................................        111,636        111,632
American Balanced Portfolio ......................        548,315        559,629
American MidCap Growth
  Portfolio ......................................     17,620,616     17,962,351
American Leveraged AllCap
  Portfolio ......................................      7,244,965      7,385,770

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
================================================================================


The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2000, the Growth Portfolio, the Small Capitalization Portfolio, the Income and Growth Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Leveraged AllCap Portfolio reclassified $698,692, $11,484,511, $39,433, $655,687, $2,526,046 and $1,219,985, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ............................................    .750%
American Small Capitalization Portfolio ..............................    .850
American Income and Growth Portfolio .................................    .625
American Balanced Portfolio ..........................................    .750
American MidCap Growth Portfolio .....................................    .800
American Leveraged AllCap Portfolio ..................................    .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 2000, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $4,893,331, $1,181,549, $277,740, $83,728,
$1,264,852   and  $573,545,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2000, were as follows:

                                                  PURCHASES           SALES
                                                --------------    --------------
American Growth Portfolio ..................    $3,365,041,405    $4,190,205,439
American Small Capitalization
  Portfolio ................................     1,754,957,036     1,488,716,721
American Income and Growth
  Portfolio ................................       226,149,588       166,603,213
American Balanced Portfolio ................       110,118,384        48,631,667
American MidCap Growth
  Portfolio ................................     1,263,681,929     1,936,478,917
American Leveraged AllCap
  Portfolio ................................       835,353,800       587,654,711

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
================================================================================

the amount borrowed. For the year ended December 31, 2000, the American Leveraged AllCap Portfolio had no such borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the year ended December 31, 2000, transactions of shares of beneficial interest were as follows:

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Growth
   Portfolio:
      Shares sold .....................         24,659,050      $ 1,469,170,477
      Dividends reinvested ............          8,950,218          470,869,678
                                            --------------      ---------------
                                                33,609,268        1,940,040,155
      Shares redeemed .................        (47,939,436)      (2,554,020,178)
                                            --------------      ---------------
        Net decrease ..................        (14,330,168)     $  (613,980,023)
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Small Capitalization
   Portfolio:
      Shares sold .....................         53,301,021      $ 1,863,762,565
      Dividends reinvested ............         11,014,650          293,099,843
                                            --------------      ---------------
                                                64,315,671        2,156,862,408
      Shares redeemed .................        (46,737,014)      (1,583,398,149)
                                            --------------      ---------------
        Net increase ..................         17,578,657      $   573,464,259
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Income and Growth
   Portfolio:
      Shares sold .....................          5,187,664      $    79,865,516
      Dividends reinvested ............          2,091,962           26,546,995
                                            --------------      ---------------
                                                 7,279,626          106,412,511
      Shares redeemed .................         (1,096,639)         (16,278,142)
                                            --------------      ---------------
        Net increase ..................          6,182,987      $    90,134,369
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Balanced
   Portfolio:
      Shares sold .....................          5,060,288      $    76,037,588
      Dividends reinvested ............            501,509            7,011,104
                                            --------------      ---------------
                                                 5,561,797           83,048,692
      Shares redeemed .................           (763,319)         (11,420,829)
                                            --------------      ---------------
        Net increase ..................          4,798,478      $    71,627,863
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American MidCap Growth
   Portfolio:
      Shares sold .....................         63,627,693      $ 2,137,407,373
      Dividends reinvested ............          4,638,434          135,859,731
                                            --------------      ---------------
                                                68,266,127        2,273,267,104
      Shares redeemed .................        (86,293,220)      (2,832,198,303)
                                            --------------      ---------------
        Net decrease ..................        (18,027,093)     $  (558,931,199)
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Leveraged AllCap
   Portfolio:
      Shares sold .....................          7,753,872      $   415,038,364
      Dividends reinvested ............          1,085,858           47,473,710
                                            --------------      ---------------
                                                 8,839,730          462,512,074
      Shares redeemed .................         (2,812,002)        (144,933,834)
                                            --------------      ---------------
        Net increase ..................          6,027,728      $   317,578,240
                                            ==============      ===============

During the year ended December 31, 1999, transactions of shares of beneficial interest were as follows:

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Growth
   Portfolio:
      Shares sold .....................         46,703,529      $ 2,602,462,915
      Dividends reinvested ............          4,531,199          234,852,067
                                            --------------      ---------------
                                                51,234,728        2,837,314,982
      Shares redeemed .................        (34,425,887)      (1,887,550,360)
                                            --------------      ---------------
        Net increase ..................         16,808,841      $   949,764,622
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Small Capitalization
   Portfolio:
      Shares sold .....................         31,804,437      $ 1,387,733,383
      Dividends reinvested ............          3,077,857          121,883,144
                                            --------------      ---------------
                                                34,882,294        1,509,616,527
      Shares redeemed .................        (50,315,702)      (2,148,533,784)
                                            --------------      ---------------
        Net decrease ..................        (15,433,408)     $  (638,917,257)
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Income and Growth
   Portfolio:
      Shares sold .....................          4,609,317      $    62,276,927
      Dividends reinvested ............            447,209            5,661,661
                                            --------------      ---------------
                                                 5,056,526           67,938,588
      Shares redeemed .................         (5,803,323)         (79,856,075)
                                            --------------      ---------------
        Net decrease ..................           (746,797)     $   (11,917,487)
                                            ==============      ===============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
================================================================================

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Balanced
   Portfolio:
      Shares sold .....................          1,671,901      $    23,274,857
      Dividends reinvested ............            200,644            2,620,408
                                            --------------      ---------------
                                                 1,872,545           25,895,265
      Shares redeemed .................           (427,507)          (5,917,609)
                                            --------------      ---------------
        Net increase ..................          1,445,038      $    19,977,656
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American MidCap Growth
   Portfolio:
      Shares sold .....................         41,675,397      $ 1,149,683,205
      Dividends reinvested ............          4,326,254          109,670,534
                                            --------------      ---------------
                                                46,001,651        1,259,353,739
      Shares redeemed .................        (40,988,951)      (1,126,121,958)
                                            --------------      ---------------
        Net increase ..................          5,012,700      $   133,231,781
                                            ==============      ===============

                                                SHARES               AMOUNT
                                            --------------      ---------------
American Leveraged AllCap
   Portfolio:
      Shares sold .....................          4,701,044      $   202,660,204
      Dividends reinvested ............            263,906           10,147,195
                                            --------------      ---------------
                                                 4,964,950          212,807,399
      Shares redeemed .................         (1,626,596)         (68,481,526)
                                            --------------      ---------------
        Net increase ..................          3,338,354      $   144,325,873
                                            ==============      ===============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
 OF THE ALGER AMERICAN FUND:

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund, as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                    ARTHUR ANDERSEN LLP



New York, New York
January 31, 2001

APPENDIX
CORPORATE BOND RATINGS

     Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

     Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are

APPENDIX
(CONTINUED)

judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.


     Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, -3 and -4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.


COMMERCIAL PAPER RATINGS


     Moody's Commercial Paper ratings are opinions of the ability of issuers to punctually repay promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                      A-2